UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
 (Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Perspectives® Portfolio

Voya Government Liquid Assets Portfolio

Voya High Yield Portfolio

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

Voya Limited Maturity Bond Portfolio

Voya Multi-Manager Large Cap Core Portfolio

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

Voya U.S. Stock Index Portfolio

VY® BlackRock Inflation Protected Bond Portfolio

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

VY® FMR® Diversified Mid Cap Portfolio

VY® Franklin Income Portfolio

VY® Invesco Growth and Income Portfolio

VY® JPMorgan Emerging Markets Equity Portfolio

VY® JPMorgan Small Cap Core Equity Portfolio

VY® Morgan Stanley Global Franchise Portfolio

VY® T. Rowe Price Capital Appreciation Portfolio

VY® T. Rowe Price Equity Income Portfolio

VY® T. Rowe Price International Stock Portfolio

VY® Templeton Global Growth Portfolio

The schedules are not audited.

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,325,297	Voya Emerging Markets Index Portfolio - Class I	$14,180,678	10.2
1,432,050	Voya Global Bond Fund - Class R6	13,862,245	10.0
1,643,052	Voya GNMA Income Fund - Class I	13,883,793	10.0
1,382,664	Voya High Yield Portfolio - Class I	13,895,768	10.0
536,701	Voya Index Plus LargeCap Portfolio - Class I	13,879,087	10.0
1,506,241	Voya International Index Portfolio - Class I	14,294,224	10.3
1,035,376	@ Voya MidCap Opportunities Portfolio - Class I	13,894,747	10.0
596,900	Voya Small Company Portfolio - Class I	13,627,224	9.8
1,314,390	Voya U.S. Bond Index Portfolio - Class I	13,866,812	10.0
1,143,329	VY® Clarion Global Real Estate Portfolio - Class I	13,559,881	9.8

	Total Mutual Funds (Cost $132,636,411)	138,944,459	100.1

	Liabilities in Excess of Other Assets	(75,317)	(0.1)
	Net Assets	$138,869,142	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $136,881,662.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,717,951
Gross Unrealized Depreciation	(4,655,154)

Net Unrealized Appreciation	$2,062,797

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Mutual Funds	$138,944,459	$–	$–	$138,944,459
Total Investments, at fair value	$138,944,459	$–	$–	$138,944,459

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2017	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$15,410,788	$33,121	$(3,202,966)	$1,939,735	$14,180,678	$-	$(183,891)	$-
Voya Global Bond Fund - Class R6	15,414,602	358,971	(1,431,410)	(479,918)	13,862,245	-	817,941	-
Voya GNMA Income Fund - Class I	15,509,100	637,029	(2,073,171)	(189,165)	13,883,793	89,378	176,180	-
Voya High Yield Portfolio - Class I	15,525,274	556,581	(2,151,089)	(34,998)	13,895,768	269,237	98,262	-
Voya Index Plus LargeCap Portfolio - Class I	15,375,607	33,121	(2,254,017)	724,376	13,879,087	-	293,983	-
Voya International Index Portfolio - Class I	15,428,455	33,121	(2,477,436)	1,310,084	14,294,224	-	(178,085)	-
Voya MidCap Opportunities Portfolio - Class I	15,373,654	33,121	(2,977,025)	1,464,997	13,894,747	-	(167,274)	-
Voya Small Company Portfolio - Class I	15,372,098	35,907	(2,130,881)	350,100	13,627,224	-	132,105	-
Voya U.S. Bond Index Portfolio - Class I	15,462,406	629,311	(2,286,981)	62,076	13,866,812	85,059	(37,631)	-
VY® Clarion Global Real Estate Portfolio - Class I	15,497,474	133,374	(2,196,360)	125,393	13,559,881	-	52,992	-
	$154,369,458	$2,483,657	$(23,181,336)	$5,272,680	$138,944,459	$443,674	$1,004,582	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 59.4%
17,000,000	Federal Farm Credit Banks, 0.390%, 04/03/17	$16,999,954	1.9
750,000	Federal Farm Credit Banks, 0.480%, 10/17/17	749,756	0.1
5,750,000	Federal Farm Credit Banks, 0.490%, 10/25/17	5,750,000	0.6
9,500,000	Federal Farm Credit Banks, 0.570%, 09/14/17	9,500,000	1.0
15,000,000	Federal Farm Credit Banks, 0.580%, 04/17/17	15,000,261	1.6
2,600,000	Federal Farm Credit Banks, 0.680%, 12/08/17	2,601,011	0.3
2,000,000	Federal Farm Credit Banks, 0.790%, 09/18/17	2,000,000	0.2
900,000	Federal Farm Credit Banks, 0.800%, 08/29/17	900,400	0.1
7,800,000	Federal Farm Credit Banks, 1.030%, 02/20/18	7,807,682	0.9
1,250,000	Federal Farm Credit Banks, 1.000%, 07/03/17	1,249,807	0.1
500,000	Federal Farm Credit Banks, 5.050%, 09/21/17	509,562	0.0
700,000	Federal Home Loan Bank Discount Notes, 0.540%, 04/13/17	699,876	0.1
31,000,000	Federal Home Loan Bank Discount Notes, 0.560%, 05/03/17	30,984,900	3.4
27,381,000	Federal Home Loan Bank Discount Notes, 0.560%, 05/10/17	27,364,626	3.0
1,996,000	Federal Home Loan Bank Discount Notes, 0.570%, 05/26/17	1,994,308	0.2
700,000	Federal Home Loan Bank Discount Notes, 0.590%, 06/23/17	699,064	0.1
11,500,000	Federal Home Loan Bank Discount Notes, 0.680%, 08/11/17	11,471,748	1.3
14,310,000	Federal Home Loan Bank Discount Notes, 0.690%, 04/26/17	14,303,307	1.6
99,500,000	Federal Home Loan Bank Discount Notes, 0.690%, 04/28/17	99,447,466	10.9
43,500,000	Federal Home Loan Bank Discount Notes, 0.730%, 06/02/17	43,445,461	4.8
5,740,000	Federal Home Loan Bank Discount Notes, 0.740%, 04/27/17	5,736,862	0.6
20,000,000	Federal Home Loan Bank Discount Notes, 0.750%, 05/09/17	19,983,956	2.2
21,750,000	Federal Home Loan Bank Discount Notes, 0.770%, 05/12/17	21,731,401	2.4
30,500,000	Federal Home Loan Bank Discount Notes, 0.780%, 05/19/17	30,468,890	3.3
6,000,000	Federal Home Loan Banks, 0.460%, 08/01/17	5,999,467	0.7
5,500,000	Federal Home Loan Banks, 0.467%, 06/01/17	5,500,000	0.6
5,750,000	Federal Home Loan Banks, 0.570%, 05/16/17	5,750,000	0.6
6,500,000	Federal Home Loan Banks, 0.570%, 07/12/17	6,499,908	0.7
16,500,000	Federal Home Loan Banks, 0.660%, 08/16/17	16,500,000	1.8
5,750,000	Federal Home Loan Banks, 0.670%, 05/16/17	5,749,798	0.6
2,700,000	Federal Home Loan Banks, 0.680%, 06/09/17	2,701,645	0.3
16,000,000	Federal Home Loan Banks, 0.700%, 08/17/17	16,000,000	1.8
3,300,000	Federal Home Loan Banks, 0.800%, 11/15/17	3,304,333	0.4
900,000	Federal Home Loan Banks, 1.058%, 11/02/17	901,207	0.1
21,500,000	Federal Home Loan Mortgage Corp. Discount Notes, 0.740%, 05/04/17	21,485,173	2.4
1,600,000	Federal Home Loan Mortgage Corp., 0.493%, 04/27/17	1,600,057	0.2
22,600,000	Federal Home Loan Mortgage Corp., 0.540%, 04/20/17	22,602,015	2.5
630,000	Federal Home Loan Mortgage Corp., 0.630%, 04/18/17	631,283	0.1
2,750,000	Federal Home Loan Mortgage Corp., 0.670%, 07/21/17	2,750,939	0.3
9,100,000	Federal Home Loan Mortgage Corp., 0.800%, 09/27/17	9,108,725	1.0
8,750,000	Federal Home Loan Mortgage Corp., 0.850%, 08/25/17	8,748,316	1.0
2,850,000	Federal Home Loan Mortgage Corp., 0.890%, 11/24/17	2,850,141	0.3

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
400,000	Federal Home Loan Mortgage Corp., 0.910%, 11/24/17	$399,837	0.0
3,080,000	Federal Home Loan Mortgage Corp., 0.920%, 11/13/17	3,081,828	0.3
1,500,000	Federal Home Loan Mortgage Corp., 0.980%, 11/28/17	1,500,173	0.2
2,500,000	Federal Home Loan Mortgage Corp., 0.980%, 12/28/17	2,498,507	0.3
3,300,000	Federal Home Loan Mortgage Corp., 1.040%, 02/26/18	3,300,435	0.4
4,600,000	Federal National Mortgage Association Discount Notes, 0.860%, 10/06/17	4,579,821	0.5
9,555,000	Federal National Mortgage Association, 0.468%, 07/20/17	9,556,328	1.0
4,300,000	Federal National Mortgage Association, 0.640%, 10/05/17	4,302,405	0.5
387,000	Federal National Mortgage Association, 0.750%, 06/12/17	390,507	0.0
1,300,000	Federal National Mortgage Association, 1.102%, 03/21/18	1,302,951	0.1

	Total U.S. Government Agency Debt (Cost $540,996,097)	540,996,097	59.4

U.S. TREASURY DEBT: 6.3%
5,500,000	United States Treasury Floating Rate Note, 1.050%, 01/31/18	5,512,398	0.6
52,300,000	United States Treasury Note, 0.720%, 10/31/17	52,331,892	5.7

	Total U.S. Treasury Debt (Cost $57,844,290)	57,844,290	6.3

U.S. TREASURY REPURCHASE AGREEMENT: 10.3%
93,933,000	Deutsche Bank Repurchase Agreement dated 3/31/2017, 0.800%, due 4/3/2017, $93,939,262 to be received upon repurchase (Collateralized by $94,487,500, U.S. Treasury Note, 1.500-2.625%, Market Value plus accrued interest $95,811,735 due 5/31/2020-11/15/2020)	93,933,000	10.3

	Total U.S. Treasury Repurchase Agreement (Cost $93,933,000)	93,933,000	10.3

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 7.7%
	Mutual Funds: 7.7%
26,455,000	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.608%	26,455,000	2.9
43,500,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.614%	43,500,000	4.8

	Total Investment Companies (Cost $69,955,000)	69,955,000	7.7

	Total Investments in Securities (Cost $762,728,387)	$762,728,387	83.7
	Assets in Excess of Other Liabilities	148,365,655	16.3
	Net Assets	$911,094,042	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

Cost for federal income tax purposes is $762,729,035.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(648)

Net Unrealized Depreciation	$(648)

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
U.S. Treasury Debt	$–	$57,844,290	$–	$57,844,290
U.S. Treasury Repurchase Agreement	–	93,933,000	–	93,933,000
U.S. Government Agency Debt	–	540,996,097	–	540,996,097
Investment Companies	69,955,000	–	–	69,955,000
Total Investments, at fair value	$69,955,000	$692,773,387	$–	$762,728,387

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.2%
		Basic Materials: 7.5%
750,000		Aleris International, Inc., 7.875%, 11/01/20	$744,375	0.1
2,140,000	#,L	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/25	2,172,100	0.3
1,760,000	L	ArcelorMittal, 6.125%, 06/01/25	1,962,400	0.3
500,000		ArcelorMittal, 6.250%, 03/01/21	542,500	0.1
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,447,775	0.4
1,430,000	#	Axalta Coating Systems LLC, 4.875%, 08/15/24	1,469,325	0.2
2,000,000	#	Cascades, Inc., 5.500%, 07/15/22	2,005,000	0.3
235,000	#	Cliffs Natural Resources, Inc., 5.750%, 03/01/25	228,537	0.0
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,469,400	0.2
500,000	#	Constellium NV, 7.875%, 04/01/21	535,625	0.1
910,000	#	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/22	953,225	0.2
1,660,000	L	Freeport-McMoRan, Inc., 4.550%, 11/14/24	1,552,100	0.3
2,400,000		Freeport-McMoRan, Inc., 5.450%, 03/15/43	2,034,000	0.3
1,000,000		Hexion, Inc., 6.625%, 04/15/20	922,500	0.1
935,000	#	Hexion, Inc., 10.375%, 02/01/22	935,000	0.2
235,000	#	Hexion, Inc., 13.750%, 02/01/22	226,188	0.0
230,000	#	Hudbay Minerals, Inc., 7.250%, 01/15/23	244,950	0.0
230,000	#	Hudbay Minerals, Inc., 7.625%, 01/15/25	250,700	0.0
1,220,000		Huntsman International LLC, 5.125%, 11/15/22	1,281,000	0.2
2,350,000	#	IAMGOLD Corp., 7.000%, 04/15/25	2,332,375	0.4
2,000,000	#,L	INEOS Group Holdings SA, 5.625%, 08/01/24	2,010,000	0.3
2,075,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,391,438	0.4
4,000,000	±	Momentive Performance Materials, Inc. Escrow, 8.875%, 10/15/20	–	–
2,204,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	2,179,205	0.4
480,000	#	PQ Corp., 6.750%, 11/15/22	512,400	0.1
2,250,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,036,250	0.3
1,075,000		Steel Dynamics, Inc., 5.125%, 10/01/21	1,113,969	0.2
1,000,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,047,500	0.2
1,001,000		Teck Resources Ltd., 4.750%, 01/15/22	1,039,789	0.2
2,350,000		Teck Resources Ltd., 5.200%, 03/01/42	2,220,750	0.4
1,835,000		Tronox Finance LLC, 6.375%, 08/15/20	1,851,056	0.3
895,000	#,L	Tronox Finance LLC, 7.500%, 03/15/22	926,325	0.2
2,000,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,995,000	0.3
800,000	#	Valvoline, Inc., 5.500%, 07/15/24	842,000	0.1
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	994,612	0.2
945,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	999,337	0.2
			46,468,706	7.5

		Communications: 18.8%
1,890,000	#	Acosta, Inc., 7.750%, 10/01/22	1,614,060	0.3
400,000	#,L	Altice Financing SA, 6.500%, 01/15/22	420,196	0.1
1,000,000	#,L	Altice Finco SA, 8.125%, 01/15/24	1,075,000	0.2
1,530,000	#,L	Altice Luxembourg SA, 7.625%, 02/15/25	1,622,756	0.3
2,800,000	#	Altice Luxembourg SA, 7.750%, 05/15/22	2,978,500	0.5
1,175,000	#	Block Communications, Inc., 6.875%, 02/15/25	1,248,437	0.2
960,000		Cablevision Systems Corp., 5.875%, 09/15/22	970,800	0.2
885,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	913,762	0.1
470,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/27	474,406	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,040,000	0.2
1,130,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,172,375	0.2
2,395,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	2,520,737	0.4
2,500,000		CenturyLink, Inc., 5.625%, 04/01/20	2,630,375	0.4
675,000	L	CenturyLink, Inc., 7.500%, 04/01/24	715,291	0.1
950,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	969,000	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,020,000	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	$1,303,900	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,012,500	0.2
1,760,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,852,400	0.3
500,000	#	CommScope, Inc., 5.500%, 06/15/24	518,910	0.1
2,600,000		CSC Holdings LLC, 5.250%, 06/01/24	2,596,750	0.4
1,125,000	#	CSC Holdings LLC, 6.625%, 10/15/25	1,226,250	0.2
2,520,000	#	CSC Holdings LLC, 10.875%, 10/15/25	3,036,600	0.5
1,950,000		DISH DBS Corp., 5.000%, 03/15/23	1,963,650	0.3
700,000		DISH DBS Corp., 5.875%, 11/15/24	737,625	0.1
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	1,053,120	0.2
1,750,000		DISH DBS Corp., 6.750%, 06/01/21	1,893,281	0.3
1,290,000		DISH DBS Corp., 7.750%, 07/01/26	1,502,850	0.2
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,060,000	0.2
730,000		Frontier Communications Corp., 8.875%, 09/15/20	772,887	0.1
920,000		Frontier Communications Corp., 10.500%, 09/15/22	936,100	0.1
1,825,000		Frontier Communications Corp., 11.000%, 09/15/25	1,778,234	0.3
1,650,000	#	Gray Television, Inc., 5.125%, 10/15/24	1,633,500	0.3
1,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	826,250	0.1
1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	916,250	0.1
1,000,000	L	Intelsat Luxembourg SA, 8.125%, 06/01/23	609,375	0.1
1,175,000		Lamar Media Corp., 5.375%, 01/15/24	1,219,062	0.2
500,000		Lamar Media Corp., 5.875%, 02/01/22	517,900	0.1
2,455,000		Level 3 Financing, Inc., 5.125%, 05/01/23	2,516,375	0.4
1,500,000		Level 3 Financing, Inc., 5.250%, 03/15/26	1,513,125	0.2
800,000		Level 3 Financing, Inc., 5.375%, 01/15/24	821,000	0.1
1,220,000		LIN Television Corp., 5.875%, 11/15/22	1,268,800	0.2
430,000		Match Group, Inc., 6.375%, 06/01/24	466,817	0.1
2,225,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	2,341,813	0.4
2,750,000	#	MidContinent Communications, 6.250%, 08/01/21	2,873,750	0.5
2,250,000		Netflix, Inc., 5.750%, 03/01/24	2,410,200	0.4
200,000		Netflix, Inc., 5.875%, 02/15/25	215,500	0.0
900,000	#	Nexstar Escrow Corp., 5.625%, 08/01/24	915,750	0.1
750,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	765,000	0.1
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	948,125	0.2
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,234,686	0.2
3,075,000	#	SFR Group SA, 6.250%, 05/15/24	3,105,750	0.5
2,000,000	#	SFR Group SA, 6.000%, 05/15/22	2,080,000	0.3
1,200,000	#	SFR Group SA, 7.375%, 05/01/26	1,240,500	0.2
2,159,000	#	Plantronics, Inc., 5.500%, 05/31/23	2,183,289	0.3
2,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	2,470,438	0.4
1,000,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	1,040,259	0.2
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,440,500	0.2
2,000,000		Sprint Capital Corp., 6.900%, 05/01/19	2,140,000	0.3
5,000,000		Sprint Communications, Inc., 6.000%, 11/15/22	5,125,000	0.8
3,235,000		Sprint Corp., 7.125%, 06/15/24	3,461,450	0.6
1,750,000		Sprint Corp., 7.250%, 09/15/21	1,893,833	0.3
1,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	1,205,000	0.2
1,295,000	#	Telesat Canada / Telesat LLC, 8.875%, 11/15/24	1,424,500	0.2
600,000		T-Mobile USA, Inc., 5.125%, 04/15/25	622,500	0.1
750,000		T-Mobile USA, Inc., 6.250%, 04/01/21	773,438	0.1
1,200,000		T-Mobile USA, Inc., 6.500%, 01/15/26	1,317,000	0.2
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,064,460	0.5
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	268,125	0.0
3,000,000	#	Univision Communications, Inc., 5.125%, 02/15/25	2,962,500	0.5

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,640,000	#	West Corp., 5.375%, 07/15/22	$2,603,700	0.4
1,250,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,276,563	0.2
1,540,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,605,450	0.3
2,455,000	L	Windstream Services LLC, 7.500%, 04/01/23	2,319,975	0.4
2,360,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,504,550	0.4
235,000	#	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/27	248,466	0.0
			117,021,276	18.8

		Consumer, Cyclical: 16.7%
1,580,000	#	Adient Global Holdings Ltd., 4.875%, 08/15/26	1,554,325	0.2
2,000,000	#	AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24	2,027,500	0.3
2,000,000		AMC Entertainment Holdings, Inc., 5.875%, 02/15/22	2,092,500	0.3
1,750,000		American Airlines Group, Inc., 6.125%, 06/01/18	1,820,000	0.3
1,640,000	#	American Greetings Corp., 7.875%, 02/15/25	1,726,100	0.3
1,480,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,513,300	0.2
2,500,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,593,750	0.4
2,200,000	#	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/21	2,211,000	0.4
2,580,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,699,325	0.4
1,420,000		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 05/01/22	1,530,050	0.2
2,500,000		CalAtlantic Group, Inc., 5.250%, 06/01/26	2,500,000	0.4
2,390,000		Caleres, Inc., 6.250%, 08/15/23	2,503,525	0.4
460,000	#	Carlson Travel, Inc., 6.750%, 12/15/23	479,550	0.1
465,000	#	Carlson Travel, Inc., 9.500%, 12/15/24	488,250	0.1
1,170,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,240,200	0.2
1,880,000	#	CCM Merger, Inc., 6.000%, 03/15/22	1,922,300	0.3
2,135,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,199,050	0.3
2,685,000		Century Communities, Inc., 6.875%, 05/15/22	2,805,825	0.4
1,875,000	#	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	1,879,687	0.3
1,790,000		Dana, Inc., 5.500%, 12/15/24	1,821,325	0.3
2,320,000	#,L	DBP Holding Corp., 7.750%, 10/15/20	1,577,600	0.3
2,600,000		Dollar Tree, Inc., 5.750%, 03/01/23	2,782,000	0.4
470,000	#	Eagle II Acquisition Co. LLC, 6.000%, 04/01/25	485,862	0.1
1,715,000	#	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	1,877,925	0.3
1,180,000		Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	1,219,530	0.2
440,000	L	GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/21	453,200	0.1
880,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/26	910,800	0.1
970,000		Goodyear Tire & Rubber Co., 5.125%, 11/15/23	1,011,831	0.2
1,175,000	#,L	Guitar Center, Inc., 6.500%, 04/15/19	992,875	0.2
1,100,000	#,L	Guitar Center, Inc., 9.625%, 04/15/20	761,750	0.1
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	633,000	0.1
350,000	#	HD Supply, Inc., 5.750%, 04/15/24	369,005	0.1
940,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 04/01/25	951,750	0.1
1,410,000	#	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/27	1,427,625	0.2
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,471,000	0.6
945,000	#	International Game Technology PLC, 5.625%, 02/15/20	992,250	0.2
980,000	#	International Game Technology PLC, 6.250%, 02/15/22	1,051,050	0.2
955,000	#	International Game Technology PLC, 6.500%, 02/15/25	1,021,850	0.2
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	897,600	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	$900,900	0.1
1,750,000		L Brands, Inc., 6.750%, 07/01/36	1,676,150	0.3
475,000	#	Landry's, Inc., 6.750%, 10/15/24	494,000	0.1
1,845,000	#	Lions Gate Entertainment Corp., 5.875%, 11/01/24	1,923,412	0.3
2,065,000		M/I Homes, Inc., 6.750%, 01/15/21	2,172,256	0.3
1,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,017,000	0.2
350,000		Meritage Homes Corp., 7.150%, 04/15/20	384,521	0.1
2,185,000		Meritage Homes Corp., 7.000%, 04/01/22	2,458,125	0.4
2,000,000		MGM Resorts International, 6.625%, 12/15/21	2,220,000	0.4
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,205,000	0.4
2,000,000	#,&,L	Neiman Marcus Group Ltd., Inc., 8.750%, 10/15/21	1,135,000	0.2
2,905,000	#,L	PetSmart, Inc., 7.125%, 03/15/23	2,767,012	0.4
400,000		PulteGroup, Inc., 5.500%, 03/01/26	415,500	0.1
2,415,000	#,L	Rite Aid Corp., 6.125%, 04/01/23	2,402,925	0.4
1,710,000	#	Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21	1,744,200	0.3
1,050,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	1,101,188	0.2
810,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	867,713	0.1
1,815,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,942,050	0.3
1,640,000	#	Silversea Cruise Finance Ltd., 7.250%, 02/01/25	1,734,300	0.3
775,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	766,766	0.1
1,550,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	1,550,000	0.2
875,000		Sonic Automotive, Inc., 5.000%, 05/15/23	854,770	0.1
705,000	#	Sonic Automotive, Inc., 6.125%, 03/15/27	707,644	0.1
2,500,000		Springs Industries, Inc., 6.250%, 06/01/21	2,581,250	0.4
2,050,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,691,250	0.3
2,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	2,311,575	0.4
465,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	483,019	0.1
2,140,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,257,700	0.4
800,000	#	Wolverine World Wide, Inc., 5.000%, 09/01/26	754,000	0.1
			104,015,291	16.7

		Consumer, Non-cyclical: 18.5%
2,100,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	2,131,500	0.3
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/24	116,050	0.0
2,145,000	#	Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 06/15/24	2,198,625	0.4
1,170,000	#	Alere, Inc., 6.375%, 07/01/23	1,194,862	0.2
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,045,000	0.2
1,180,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	595,900	0.1
1,165,000	#,L	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,012,094	0.2
2,000,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	2,115,000	0.3
2,070,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	2,054,475	0.3
1,872,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,867,788	0.3
1,190,000	#	Cardtronics, Inc. / Cardtronics USA, 5.500%, 05/01/25	1,207,850	0.2
485,000		Centene Corp., 4.750%, 01/15/25	488,943	0.1
2,035,000		Centene Corp., 5.625%, 02/15/21	2,134,918	0.3
775,000		Centene Corp., 6.125%, 02/15/24	834,094	0.1
2,000,000		Central Garden & Pet Co., 6.125%, 11/15/23	2,120,000	0.3
940,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/23	962,325	0.2
1,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	920,000	0.2
1,225,000	L	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	1,205,094	0.2
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,023,750	0.2
1,410,000	#	Cott Holdings, Inc., 5.500%, 04/01/25	1,438,623	0.2
1,660,000		DaVita, Inc., 5.125%, 07/15/24	1,679,712	0.3
1,155,000	#	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/23	1,002,679	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
485,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/25	$415,887	0.1
675,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	690,397	0.1
2,000,000		Envision Healthcare Corp., 5.625%, 07/15/22	2,057,500	0.3
1,950,000	#	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	1,959,750	0.3
470,000	#	Gartner, Inc., 5.125%, 04/01/25	479,987	0.1
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,163,750	0.4
1,185,000		HCA, Inc., 5.375%, 02/01/25	1,235,362	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,165,000	0.4
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,011,875	0.6
1,000,000		HCA, Inc., 8.000%, 10/01/18	1,085,000	0.2
890,000		HealthSouth Corp., 5.750%, 11/01/24	901,125	0.1
398,000	#	Herc Rentals, Inc., 7.500%, 06/01/22	424,865	0.1
434,000	#,L	Herc Rentals, Inc., 7.750%, 06/01/24	464,380	0.1
665,000	#,L	Hertz Corp., 5.500%, 10/15/24	581,044	0.1
152,000	L	Hertz Corp., 6.750%, 04/15/19	152,380	0.0
1,500,000	L	Hertz Corp., 7.375%, 01/15/21	1,502,812	0.2
860,000	#	High Ridge Brands Co., 8.875%, 03/15/25	879,350	0.1
2,445,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,545,856	0.4
2,405,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,519,237	0.4
470,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/25	477,050	0.1
2,250,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	2,328,750	0.4
2,405,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	2,429,050	0.4
935,000	#	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	956,037	0.2
935,000	#	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	956,037	0.2
2,040,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,131,800	0.3
1,920,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	1,992,000	0.3
1,535,000		Molina Healthcare, Inc., 5.375%, 11/15/22	1,595,448	0.3
2,570,000	#	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	2,769,496	0.4
645,000	#	Nature's Bounty Co., 7.625%, 05/15/21	680,475	0.1
750,000	#	Nielsen Co. Luxembourg SARL., 5.500%, 10/01/21	780,938	0.1
1,255,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	1,314,613	0.2
900,000	#	Post Holdings, Inc., 5.000%, 08/15/26	864,000	0.1
1,100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	1,218,481	0.2
1,100,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,240,250	0.2
1,500,000		Quad/Graphics, Inc., 7.000%, 05/01/22	1,507,500	0.2
1,600,000	#,L	Quorum Health Corp., 11.625%, 04/15/23	1,402,000	0.2
1,415,000		Revlon Consumer Products Corp., 6.250%, 08/01/24	1,415,000	0.2
1,000,000	L	RR Donnelley & Sons Co., 6.000%, 04/01/24	936,250	0.2
1,450,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	1,479,000	0.2
2,400,000	#	Southern Graphics, Inc., 8.375%, 10/15/20	2,448,000	0.4
145,000		Spectrum Brands, Inc., 5.750%, 07/15/25	154,063	0.0
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,058,750	0.2
2,060,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,111,500	0.3
1,175,000	#,&	Sterigenics-Nordion Topco LLC, 8.125%, 11/01/21	1,207,313	0.2
2,323,000		Teleflex, Inc., 5.250%, 06/15/24	2,381,075	0.4
750,000		Tenet Healthcare Corp., 6.000%, 10/01/20	795,000	0.1
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,060,438	0.3
1,840,000	L	Tenet Healthcare Corp., 6.750%, 06/15/23	1,812,400	0.3
190,000	#,L	Tenet Healthcare Corp., 7.500%, 01/01/22	205,675	0.0
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	785,625	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,012,500	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		United Rentals North America, Inc., 5.500%, 05/15/27	$506,250	0.1
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	314,625	0.1
880,000		United Rentals North America, Inc., 7.625%, 04/15/22	917,950	0.2
1,285,000	#	US Foods, Inc., 5.875%, 06/15/24	1,339,613	0.2
1,580,000	#,L	Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20	1,420,025	0.2
1,000,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	775,000	0.1
1,080,000	#,L	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25	835,650	0.1
355,000	#	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	366,094	0.1
3,000,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	2,745,000	0.4
470,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	483,513	0.1
1,000,000	#,L	Valeant Pharmaceuticals International, 6.375%, 10/15/20	910,000	0.1
1,055,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	915,213	0.2
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	428,750	0.1
2,800,000	#	Vizient, Inc., 10.375%, 03/01/24	3,202,500	0.5
			115,251,536	18.5

		Energy: 11.7%
945,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 09/15/24	963,900	0.2
1,360,000		Antero Resources Corp., 5.125%, 12/01/22	1,384,650	0.2
1,020,000	#	Antero Resources Corp., 5.000%, 03/01/25	1,004,700	0.2
1,430,000	#	California Resources Corp., 8.000%, 12/15/22	1,170,812	0.2
250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	211,250	0.0
2,000,000		Cenovus Energy, Inc., 3.800%, 09/15/23	2,022,866	0.3
1,155,000	#	Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	1,208,419	0.2
1,480,000	L	Chesapeake Energy Corp., 6.125%, 02/15/21	1,443,000	0.2
2,140,000	#,L	Chesapeake Energy Corp., 8.000%, 01/15/25	2,148,025	0.3
1,935,000		CONSOL Energy, Inc., 5.875%, 04/15/22	1,922,906	0.3
1,250,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	1,225,000	0.2
1,500,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	1,520,625	0.2
1,250,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/25	1,279,687	0.2
1,370,000	#	Diamondback Energy, Inc., 4.750%, 11/01/24	1,384,933	0.2
1,870,000		Eclipse Resources Corp., 8.875%, 07/15/23	1,916,750	0.3
1,100,000		Ensco PLC, 5.200%, 03/15/25	959,750	0.2
700,000		Ensco PLC, 5.750%, 10/01/44	528,500	0.1
1,415,000	#	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/21	1,505,206	0.2
1,420,000	#	Gulfport Energy Corp., 6.000%, 10/15/24	1,384,500	0.2
460,000	#	Gulfport Energy Corp., 6.375%, 05/15/25	453,100	0.1
2,000,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	1,885,000	0.3
800,000	#	Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.000%, 08/01/24	842,000	0.1
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	2,010,250	0.3
1,845,000	L	Murphy Oil Corp., 4.700%, 12/01/22	1,794,262	0.3
380,000		Murphy Oil Corp., 6.875%, 08/15/24	403,750	0.1
2,500,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,631,250	0.4
1,415,000	#	Murray Energy Corp., 11.250%, 04/15/21	1,100,162	0.2
1,557,000		Newfield Exploration Co., 5.625%, 07/01/24	1,648,474	0.3
460,000	L	Noble Holding International Ltd., 7.750%, 01/15/24	443,900	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,175,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	$1,004,625	0.2
2,715,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,762,513	0.4
470,000	#	PDC Energy, Inc., 6.125%, 09/15/24	484,100	0.1
1,950,000	#	Range Resources Corp., 5.875%, 07/01/22	2,018,250	0.3
2,300,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,432,250	0.4
1,845,000		Rowan Cos, Inc., 5.400%, 12/01/42	1,392,975	0.2
976,000		Sanchez Energy Corp., 7.750%, 06/15/21	968,680	0.2
640,000		SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 07/15/22	635,603	0.1
5,260,000	±	SemGroup Corp. Escrow	–	–
500,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	502,500	0.1
1,175,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	1,175,000	0.2
595,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	603,925	0.1
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,502,200	0.2
2,000,000		Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	2,040,000	0.3
2,815,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,892,413	0.5
720,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.750%, 03/15/24	784,800	0.1
2,250,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,359,688	0.4
950,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 05/01/24	1,033,125	0.2
2,145,000		Unit Corp., 6.625%, 05/15/21	2,123,550	0.3
940,000	#	Vermilion Energy, Inc., 5.625%, 03/15/25	935,300	0.2
1,000,000		Weatherford International LLC, 6.800%, 06/15/37	967,500	0.2
1,250,000	L	Weatherford International Ltd., 4.500%, 04/15/22	1,203,125	0.2
1,405,000	#	WildHorse Resource Development Corp., 6.875%, 02/01/25	1,345,288	0.2
3,237,000		WPX Energy, Inc., 6.000%, 01/15/22	3,317,925	0.5
			72,882,962	11.7

		Financial: 4.8%
2,200,000		Ally Financial, Inc., 5.750%, 11/20/25	2,260,500	0.4
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,688,437	0.3
1,652,000		Ally Financial, Inc., 8.000%, 11/01/31	1,970,010	0.3
1,500,000		CIT Group, Inc., 5.000%, 08/15/22	1,574,055	0.3
785,000		Equinix, Inc., 5.375%, 04/01/23	821,306	0.1
1,700,000		Equinix, Inc., 5.750%, 01/01/25	1,806,250	0.3
3,050,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	3,082,391	0.5
800,000	#	FBM Finance, Inc., 8.250%, 08/15/21	852,000	0.1
750,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	776,250	0.1
250,000		Iron Mountain, Inc., 5.750%, 08/15/24	256,250	0.0
565,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	593,250	0.1
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	15,787	0.0
900,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/24	954,000	0.2
400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/26	396,000	0.1
502,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	513,295	0.1
2,535,000		Navient Corp., 5.875%, 10/25/24	2,376,563	0.4
750,000		Navient Corp., 6.125%, 03/25/24	718,125	0.1
400,000		Navient Corp., 6.625%, 07/26/21	415,000	0.1
2,380,000		Navient Corp., 7.250%, 09/25/23	2,403,800	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,210,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	$1,264,450	0.2
2,000,000		Royal Bank of Scotland Group PLC, 8.625%, 12/29/49	2,090,000	0.3
300,000		SLM Corp., 5.125%, 04/05/22	300,000	0.0
925,000	#	Uniti Group, Inc. / CSL Capital LLC, 7.125%, 12/15/24	941,188	0.1
1,775,000		Uniti Group, Inc. / CSL Capital LLC, 8.250%, 10/15/23	1,881,500	0.3
			29,950,407	4.8

		Industrial: 10.7%
1,875,000	#	Advanced Disposal Services, Inc., 5.625%, 11/15/24	1,898,437	0.3
630,000		AECOM, 5.750%, 10/15/22	663,862	0.1
1,880,000		AECOM, 5.875%, 10/15/24	2,006,900	0.3
2,116,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,213,865	0.4
250,000		Allegion PLC, 5.875%, 09/15/23	268,125	0.0
750,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	784,687	0.1
2,375,000	#,&	ARD Finance SA, 7.125%, 09/15/23	2,452,187	0.4
492,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/25	498,765	0.1
1,375,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	1,476,406	0.2
1,670,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,749,325	0.3
1,005,000	#	BMC East LLC, 5.500%, 10/01/24	1,025,100	0.2
2,350,000	#	Bombardier, Inc., 8.750%, 12/01/21	2,579,125	0.4
285,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	290,344	0.1
2,250,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	2,626,875	0.4
1,235,000	#	BWAY Holding Co., 7.250%, 04/15/25	1,238,088	0.2
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,546,875	0.3
2,000,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	2,075,000	0.3
2,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	2,331,300	0.4
2,010,000	#	James Hardie International Finance Ltd., 5.875%, 02/15/23	2,085,375	0.3
1,300,000	#	Koppers, Inc., 6.000%, 02/15/25	1,345,500	0.2
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,779,224	0.3
2,525,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,644,938	0.4
1,415,000	#	Novelis Corp., 5.875%, 09/30/26	1,446,838	0.2
400,000	#	Novelis Corp., 6.250%, 08/15/24	418,000	0.1
1,595,000		Orbital ATK, Inc., 5.500%, 10/01/23	1,650,825	0.3
2,000,000		Oshkosh Corp., 5.375%, 03/01/22	2,082,500	0.3
275,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	291,500	0.1
2,525,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,703,328	0.4
2,100,000	#,L	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,690,500	0.3
2,000,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,060,000	0.3
870,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	895,013	0.1
115,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	123,338	0.0
500,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	515,005	0.1
2,000,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,070,000	0.3
1,000,000	#	Sealed Air Corp., 5.500%, 09/15/25	1,062,500	0.2
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	562,500	0.1
2,515,000	#	Shape Technologies Group, Inc., 7.625%, 02/01/20	2,590,450	0.4
2,295,000	#	Standard Industries, Inc./NJ, 6.000%, 10/15/25	2,381,062	0.4
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	522,750	0.1
2,250,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,494,688	0.4
800,000		TransDigm, Inc., 6.375%, 06/15/26	802,472	0.1
1,180,000		TransDigm, Inc., 6.500%, 05/15/25	1,193,275	0.2
1,040,000		TransDigm, Inc., 6.500%, 07/15/24	1,055,600	0.2
1,320,000		WESCO Distribution, Inc., 5.375%, 06/15/24	1,359,600	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,260,000	#	Zekelman Industries, Inc., 9.875%, 06/15/23	$1,411,200	0.2
			66,963,247	10.7

		Technology: 5.9%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,531,250	0.4
1,500,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,503,750	0.2
475,000	#	Camelot Finance SA, 7.875%, 10/15/24	504,683	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,578,750	0.2
580,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	592,325	0.1
700,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	743,274	0.1
940,000	#	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	967,025	0.2
1,200,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	1,296,238	0.2
445,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 06/15/21	467,964	0.1
1,200,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	1,312,957	0.2
445,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24	492,175	0.1
1,410,000	#	Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,459,350	0.2
2,001,000	#	Entegris, Inc., 6.000%, 04/01/22	2,096,047	0.3
500,000	#	First Data Corp., 5.000%, 01/15/24	510,625	0.1
370,000	#	First Data Corp., 5.375%, 08/15/23	386,187	0.1
1,000,000	#	First Data Corp., 5.750%, 01/15/24	1,035,250	0.2
3,650,000	#	First Data Corp., 7.000%, 12/01/23	3,923,750	0.6
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,424,900	0.4
1,895,000	#	Micron Technology, Inc., 5.250%, 01/15/24	1,956,000	0.3
910,000	#	MSCI, Inc., 5.250%, 11/15/24	962,325	0.2
865,000	#	MSCI, Inc., 5.750%, 08/15/25	923,387	0.1
1,250,000		NCR Corp., 4.625%, 02/15/21	1,281,388	0.2
500,000		NCR Corp., 5.000%, 07/15/22	510,000	0.1
750,000		NCR Corp., 6.375%, 12/15/23	791,250	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,860,100	0.3
535,000	#	Open Text Corp., 5.875%, 06/01/26	561,750	0.1
510,000		Qorvo, Inc., 6.750%, 12/01/23	555,263	0.1
510,000		Qorvo, Inc., 7.000%, 12/01/25	566,100	0.1
1,000,000	#	Quintiles IMS, Inc., 5.000%, 10/15/26	1,006,250	0.2
1,430,000	#	RP Crown Parent LLC, 7.375%, 10/15/24	1,494,350	0.2
400,000	#	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/23	423,000	0.1
			36,717,663	5.9

		Utilities: 1.6%
870,000		AES Corp., 5.500%, 03/15/24	887,400	0.1
59,000		AES Corp., 8.000%, 06/01/20	67,997	0.0
500,000	L	Calpine Corp., 5.375%, 01/15/23	508,750	0.1
1,185,000		Calpine Corp., 5.500%, 02/01/24	1,184,633	0.2
1,275,000	L	Calpine Corp., 5.750%, 01/15/25	1,271,659	0.2
2,500,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	2,606,550	0.4
1,750,000		NRG Energy, Inc., 6.250%, 07/15/22	1,798,125	0.3
1,050,000	#	NRG Energy, Inc., 6.625%, 01/15/27	1,052,625	0.2
475,000		NRG Energy, Inc., 7.250%, 05/15/26	491,625	0.1
77,000		NRG Energy, Inc., 7.875%, 05/15/21	79,503	0.0
			9,948,867	1.6

	Total Corporate Bonds/Notes (Cost $587,297,731)		599,219,955	96.2

BANK LOANS: 0.6%
		Communications: 0.3%
2,250,000		Clear Channel Communications, Inc. Term Loan D, 7.732%, 01/30/19	1,942,499	0.3

		Consumer, Non-cyclical: 0.3%
1,709,936		Kindred Healthcare, Inc., 4.310%, 04/09/21	1,721,671	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Steel: 0.0%
469,529	FMG Resources (August 2006) Pty Ltd. Term Loan B, 2.750%, 06/28/19	$472,640	0.0

	Total Bank Loans (Cost $4,020,239)	4,136,810	0.6

	Total Long-Term Investments (Cost $591,317,970)	603,356,765	96.8

SHORT-TERM INVESTMENTS: 6.2%
	Corporate Bonds/Notes: 0.2%
1,010,000	# Bumble Bee Holdings, Inc., 9.000%, 12/15/17
	(Cost $1,017,667)	987,275	0.2

	Securities Lending Collateralcc: 6.0%
8,892,703	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $8,893,295, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $9,070,560, due 04/01/17-02/20/67)	8,892,703	1.4
8,892,703	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $8,893,302, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $9,070,557, due 05/11/17-12/01/51)	8,892,703	1.5
1,871,144	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $1,871,295, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,908,567, due 03/01/37-02/01/47)	1,871,144	0.3
8,892,703	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $8,893,295, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $9,070,557, due 04/19/17-02/20/67)	8,892,703	1.4
8,892,700	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $8,893,358, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,070,564, due 01/15/19-02/15/46)	8,892,700	1.4
		37,441,953	6.0

	Total Short-Term Investments (Cost $38,459,620)	38,429,228	6.2

	Total Investments in Securities (Cost $629,777,590)	$641,785,993	103.0
	Liabilities in Excess of Other Assets	(18,794,866)	(3.0)
	Net Assets	$622,991,127	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.
±	Defaulted security

Cost for federal income tax purposes is $629,860,390.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,920,836
Gross Unrealized Depreciation	(9,995,233)

Net Unrealized Appreciation	$11,925,603

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$599,219,955	$–	$599,219,955
Short-Term Investments	–	38,429,228	–	38,429,228
Bank Loans	–	4,136,810	–	4,136,810
Total Investments, at fair value	$–	$641,785,993	$–	$641,785,993

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 21.3%
297,789	@	Amazon.com, Inc.	$264,001,860	4.4
832,464	@	Burlington Stores, Inc.	80,990,423	1.3
1,565,698		Coach, Inc.	64,710,298	1.1
3,890,705		Comcast Corp. – Class A	146,251,601	2.4
1,638,385	@	Dish Network Corp. - Class A	104,021,064	1.7
978,628	@	Dollar Tree, Inc.	76,783,153	1.3
905,064		Foot Locker, Inc.	67,707,838	1.1
1,285,641		Home Depot, Inc.	188,770,668	3.1
2,736,651		Interpublic Group of Cos., Inc.	67,239,515	1.1
509,869		Marriott International, Inc.	48,019,462	0.8
466,866		McDonald's Corp.	60,510,502	1.0
443,591	@	O'Reilly Automotive, Inc.	119,698,595	2.0
			1,288,704,979	21.3

		Consumer Staples: 9.8%
1,188,346		Church & Dwight Co., Inc.	59,262,815	1.0
716,290		Costco Wholesale Corp.	120,114,670	2.0
1,813,521	@	Monster Beverage Corp.	83,730,265	1.4
1,547,744		PepsiCo, Inc.	173,130,644	2.8
561,695	@,L	Post Holdings, Inc.	49,159,546	0.8
2,083,746		Sysco Corp.	108,188,092	1.8
			593,586,032	9.8

		Energy: 0.7%
883,109		Halliburton Co.	43,457,794	0.7

		Financials: 4.3%
754,003		Aon PLC	89,492,616	1.5
1,702,877		Intercontinental Exchange, Inc.	101,951,246	1.7
1,786,480		TD Ameritrade Holding Corp.	69,422,613	1.1
			260,866,475	4.3

		Health Care: 15.3%
408,153		Allergan plc	97,515,915	1.6
424,963		Becton Dickinson & Co.	77,955,213	1.3
400,233	@	Biogen, Inc.	109,431,707	1.8
4,400,931	@	Boston Scientific Corp.	109,451,154	1.8
1,060,268	@	Celgene Corp.	131,929,147	2.2
356,062	@	Edwards Lifesciences Corp.	33,494,752	0.5
1,024,096		Johnson & Johnson	127,551,157	2.1
969,260		UnitedHealth Group, Inc.	158,968,333	2.6
1,546,252		Zoetis, Inc.	82,523,469	1.4
			928,820,847	15.3

		Industrials: 10.4%
2,302,579		Delta Air Lines, Inc.	105,826,531	1.7
1,198,667		Emerson Electric Co.	71,752,206	1.2
1,117,262		Fortive Corp.	67,281,517	1.1
853,171		Ingersoll-Rand PLC - Class A	69,379,866	1.1
333,127		Northrop Grumman Corp.	79,230,926	1.3
579,401		Stanley Black & Decker, Inc.	76,985,011	1.3
313,413	L	TransDigm Group, Inc.	69,001,006	1.1
1,292,225		Waste Management, Inc.	94,229,047	1.6
			633,686,110	10.4

		Information Technology: 31.9%
581,595	@	Adobe Systems, Inc.	75,682,957	1.3
279,571	@	Alphabet, Inc. - Class A	237,020,294	3.9
413,218		Amphenol Corp.	29,408,725	0.5
2,617,880		Apple, Inc.	376,084,641	6.2
2,982,250		Applied Materials, Inc.	116,009,525	1.9
901,211	@	Electronic Arts, Inc.	80,676,409	1.3
943,105	@	Facebook, Inc.	133,968,065	2.2
753,520		Fidelity National Information Services, Inc.	59,995,262	1.0
1,287,363		Mastercard, Inc. - Class A	144,789,717	2.4
832,379		Microchip Technology, Inc.	61,412,923	1.0
4,946,544		Microsoft Corp.	325,779,388	5.4
1,464,167	@	Salesforce.com, Inc.	120,779,136	2.0
1,083,135		Texas Instruments, Inc.	87,257,355	1.4
904,373	@,L	VMware, Inc.	83,328,928	1.4
			1,932,193,325	31.9

		Materials: 3.5%
1,117,250	@	Berry Plastics Group, Inc.	54,264,833	0.9
1,232,798	@	Crown Holdings, Inc.	65,276,654	1.1
1,443,856		Dow Chemical Co.	91,742,610	1.5
			211,284,097	3.5

		Real Estate: 2.0%
1,009,905		American Tower Corp.	122,743,854	2.0

	Total Common Stock (Cost $5,124,469,042)		6,015,343,513	99.2

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 1.1%
15,307,649	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $15,308,668, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $15,613,806, due 04/01/17-02/20/67)	$15,307,649	0.3
15,307,649	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $15,308,681, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $15,613,802, due 05/11/17-12/01/51)	15,307,649	0.2
3,221,183	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $3,221,442, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $3,285,607, due 03/01/37-02/01/47)	3,221,183	0.1
15,307,649	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $15,308,668, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $15,613,802, due 04/19/17-02/20/67)	15,307,649	0.3
15,307,600	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $15,308,732, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $15,613,769, due 01/15/19-02/15/46)	15,307,600	0.2
		64,451,730	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
20,812,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $20,812,000)	20,812,000	0.3

	Total Short-Term Investments (Cost $85,263,730)	85,263,730	1.4

	Total Investments in Securities (Cost $5,209,732,772)	$6,100,607,243	100.6
	Liabilities in Excess of Other Assets	(36,640,125)	(0.6)
	Net Assets	$6,063,967,118	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $5,218,417,502.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$938,473,701
Gross Unrealized Depreciation	(56,283,960)

Net Unrealized Appreciation	$882,189,741

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$6,015,343,513	$–	$–	$6,015,343,513
Short-Term Investments	20,812,000	64,451,730	–	85,263,730
Total Investments, at fair value	$6,036,155,513	$64,451,730	$–	$6,100,607,243

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 5.1%
237,220		CBS Corp. - Class B	$16,453,579	1.1
601,701		Coach, Inc.	24,868,302	1.6
329,406	@	Dish Network Corp. - Class A	20,913,987	1.3
88,445		Vail Resorts, Inc.	16,972,596	1.1
			79,208,464	5.1

		Consumer Staples: 8.6%
280,390		Campbell Soup Co.	16,049,524	1.0
526,092		Coca-Cola Co.	22,327,344	1.5
250,139		Kraft Heinz Co.	22,715,122	1.5
362,814		Philip Morris International, Inc.	40,961,701	2.6
434,064		Wal-Mart Stores, Inc.	31,287,333	2.0
			133,341,024	8.6

		Energy: 12.5%
263,480		Anadarko Petroleum Corp.	16,335,760	1.1
676,936		Canadian Natural Resources Ltd.	22,196,732	1.4
406,019		Chevron Corp.	43,594,260	2.8
343,564		Exxon Mobil Corp.	28,175,684	1.8
617,947		Plains GP Holdings L.P.	19,317,023	1.3
503,504		Royal Dutch Shell PLC - Class A ADR	26,549,766	1.7
483,703		Schlumberger Ltd.	37,777,204	2.4
			193,946,429	12.5

		Financials: 23.9%
2,590,608		Bank of America Corp.	61,112,443	3.9
234,587		Chubb Ltd.	31,962,479	2.1
478,944		Discover Financial Services	32,754,980	2.1
880,349		Hartford Financial Services Group, Inc.	42,318,376	2.7
808,713		JPMorgan Chase & Co.	71,037,350	4.6
2,018,974		Keycorp	35,897,358	2.3
736,786		Lazard Ltd.	33,884,788	2.2
1,131,551		Wells Fargo & Co.	62,982,128	4.0
			371,949,902	23.9

		Health Care: 10.3%
426,209	L	AstraZeneca PLC ADR	13,272,148	0.9
392,363		Medtronic PLC	31,608,764	2.0
646,878		Merck & Co., Inc.	41,102,628	2.6
1,742,800		Pfizer, Inc.	59,621,188	3.8
95,024		UnitedHealth Group, Inc.	15,584,886	1.0
			161,189,614	10.3

		Industrials: 9.6%
195,530		Cummins, Inc.	29,564,136	1.9
294,927		Deere & Co.	32,105,753	2.1
144,738		General Dynamics Corp.	27,094,953	1.7
153,955		L3 Technologies, Inc.	25,447,222	1.6
444,009		Timken Co.	20,069,207	1.3
105,737		Watsco, Inc.	15,139,424	1.0
			149,420,695	9.6

		Information Technology: 10.8%
239,763		Activision Blizzard, Inc.	11,954,583	0.8
158,428		Apple, Inc.	22,759,766	1.5
1,192,591		Cisco Systems, Inc.	40,309,576	2.6
232,788		Microchip Technology, Inc.	17,175,099	1.1
244,888		Microsoft Corp.	16,128,324	1.0
858,107		Oracle Corp.	38,280,153	2.4
375,108		Qualcomm, Inc.	21,508,693	1.4
			168,116,194	10.8

		Materials: 3.4%
627,650		Dow Chemical Co.	39,880,881	2.6
218,682		Nucor Corp.	13,059,689	0.8
			52,940,570	3.4

		Real Estate: 4.4%
179,653		Crown Castle International Corp.	16,968,226	1.1
540,198		Gaming and Leisure Properties, Inc.	18,053,417	1.1
316,973		Highwoods Properties, Inc.	15,572,884	1.0
181,933		Mid-America Apartment Communities, Inc.	18,509,863	1.2
			69,104,390	4.4

		Telecommunication Services: 3.8%
1,431,981		AT&T, Inc.	59,498,811	3.8

		Utilities: 6.2%
392,773		Ameren Corp.	21,441,478	1.4
309,706		NextEra Energy, Inc.	39,756,959	2.5
544,456		PG&E Corp.	36,130,100	2.3
440,822	@	PRIME AET&D Holdings NO 1	–	–
			97,328,537	6.2

	Total Common Stock (Cost $1,336,261,421)		1,536,044,630	98.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		Communications: –%
32,517		Tribune Co., Escrow	–	–

		Energy: 0.0%
1,685,000	±	Samson Investment Co., 9.750%, 02/15/20	122,163	0.0

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: –%
1,216,000	± Tropicana Entertainment LLC / Tropicana Finance Corp.	$–	–

	Total Corporate Bonds/Notes (Cost $1,372,582)	122,163	0.0

	Total Long-Term Investments (Cost $1,337,634,003)	1,536,166,793	98.6

SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.9%
3,239,961	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $3,240,177, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,304,761, due 04/01/17-02/20/67)	3,239,961	0.2
3,239,961	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $3,240,179, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,304,760, due 05/11/17-12/01/51)	3,239,961	0.2
681,749	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $681,804, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $695,384, due 03/01/37-02/01/47)	681,749	0.1
3,239,961	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $3,240,177, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,304,760, due 04/19/17-02/20/67)	3,239,961	0.2
3,240,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $3,240,240, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,304,804, due 01/15/19-02/15/46)	3,240,000	0.2
		13,641,632	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
8,146,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $8,146,000)	8,146,000	0.5

	Total Short-Term Investments (Cost $21,787,632)	21,787,632	1.4

	Total Investments in Securities (Cost $1,359,421,635)	$1,557,954,425	100.0
	Assets in Excess of Other Liabilities	362,358	0.0
	Net Assets	$1,558,316,783	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.
±	Defaulted security

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,362,314,884.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$208,402,644
Gross Unrealized Depreciation	(12,763,103)

Net Unrealized Appreciation	$195,639,541

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$79,208,464	$–	$–	$79,208,464
Consumer Staples	133,341,024	–	–	133,341,024
Energy	193,946,429	–	–	193,946,429
Financials	371,949,902	–	–	371,949,902
Health Care	161,189,614	–	–	161,189,614
Industrials	149,420,695	–	–	149,420,695
Information Technology	168,116,194	–	–	168,116,194
Materials	52,940,570	–	–	52,940,570
Real Estate	69,104,390	–	–	69,104,390
Telecommunication Services	59,498,811	–	–	59,498,811
Utilities	97,328,537	–	–	97,328,537
Total Common Stock	1,536,044,630	–	–	1,536,044,630
Corporate Bonds/Notes	–	122,163	–	122,163
Short-Term Investments	8,146,000	13,641,632	–	21,787,632
Total Investments, at fair value	$1,544,190,630	$13,763,795	$–	$1,557,954,425

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 40.6%
		Basic Materials: 0.3%
320,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	$320,120	0.1
570,000		PPG Industries, Inc., 2.300%, 11/15/19	575,203	0.2
			895,323	0.3

		Communications: 1.9%
1,050,000		AT&T, Inc., 2.300%, 03/11/19	1,055,519	0.4
470,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	484,054	0.2
640,000		Cisco Systems, Inc., 1.650%, 06/15/18	642,088	0.2
274,000		Cisco Systems, Inc., 2.450%, 06/15/20	278,511	0.1
690,000		Orange SA, 1.625%, 11/03/19	680,608	0.2
560,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	566,977	0.2
680,000	#	Sky PLC, 2.625%, 09/16/19	684,326	0.3
300,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	299,029	0.1
530,000		Walt Disney Co/The, 1.950%, 03/04/20	531,350	0.2
			5,222,462	1.9

		Consumer, Cyclical: 3.7%
470,000		American Honda Finance Corp., 2.000%, 02/14/20	471,655	0.2
837,000		American Honda Finance Corp., 2.250%, 08/15/19	844,527	0.3
300,000		AutoZone, Inc., 1.625%, 04/21/19	297,139	0.1
445,000	#	BMW US Capital LLC, 1.450%, 09/13/19	439,925	0.2
335,000		CVS Health Corp., 2.250%, 08/12/19	337,414	0.1
495,000	#	Daimler Finance North America LLC, 1.500%, 07/05/19	488,124	0.2
970,000	#	Daimler Finance North America LLC, 2.300%, 01/06/20	972,479	0.3
650,000		Delta Air Lines, Inc., 2.875%, 03/13/20	655,763	0.2
1,140,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	1,159,365	0.4
390,000		General Motors Financial Co., Inc., 2.350%, 10/04/19	390,690	0.1
495,000		General Motors Financial Co., Inc., 2.400%, 05/09/19	496,275	0.2
103,258		Newell Brands, Inc., 2.600%, 03/29/19	104,577	0.0
550,000		PACCAR Financial Corp., 1.750%, 08/14/18	551,500	0.2
490,000		Ralph Lauren Corp., 2.625%, 08/18/20	494,407	0.2
1,080,000		Southwest Airlines Co., 2.650%, 11/05/20	1,091,582	0.4
542,000		Southwest Airlines Co., 2.750%, 11/06/19	551,243	0.2
650,000		Toyota Motor Credit Corp., 1.550%, 10/18/19	644,881	0.2
480,000		Toyota Motor Credit Corp., 1.700%, 01/09/19	480,990	0.2
			10,472,536	3.7

		Consumer, Non-cyclical: 6.6%
980,000		Abbott Laboratories, 2.350%, 11/22/19	984,551	0.3
470,000		Abbott Laboratories, 2.800%, 09/15/20	475,239	0.2
680,000		AbbVie, Inc., 1.800%, 05/14/18	680,921	0.2
1,470,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	1,472,678	0.5
550,000		AstraZeneca PLC, 1.750%, 11/16/18	550,284	0.2
670,000		AstraZeneca PLC, 1.950%, 09/18/19	669,457	0.2
570,000		Baxalta, Inc., 2.000%, 06/22/18	571,102	0.2
370,000		Cardinal Health, Inc., 1.950%, 06/15/18	371,224	0.1
550,000		Celgene Corp., 2.125%, 08/15/18	552,765	0.2
850,000	#	Danone SA, 1.691%, 10/30/19	839,102	0.3
770,000	L	Gilead Sciences, Inc., 1.950%, 03/01/22	745,882	0.3
1,060,000		Kraft Heinz Foods Co., 2.000%, 07/02/18	1,062,846	0.4
470,000		Kroger Co., 1.500%, 09/30/19	463,429	0.2
540,000		Kroger Co., 2.000%, 01/15/19	541,226	0.2
840,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	839,831	0.3
433,000		Medtronic, Inc., 2.500%, 03/15/20	439,250	0.2
495,000		Molson Coors Brewing Co., 1.450%, 07/15/19	488,821	0.2
570,000		Moody's Corp., 2.750%, 12/15/21	570,250	0.2
507,000		Mylan NV, 2.500%, 06/07/19	509,542	0.2
460,000		PepsiCo, Inc., 1.250%, 04/30/18	459,800	0.2
600,000		Procter & Gamble Co, 1.900%, 11/01/19	604,720	0.2
490,000		Reynolds American, Inc., 2.300%, 06/12/18	493,062	0.2
635,000		Sanofi, 1.250%, 04/10/18	634,275	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
710,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	$704,759	0.3
509,000		Stryker Corp., 2.000%, 03/08/19	510,558	0.2
930,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	919,826	0.3
342,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	343,322	0.1
330,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	331,484	0.1
500,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	500,942	0.2
			18,331,148	6.6

		Energy: 2.6%
550,000		BP Capital Markets PLC, 2.315%, 02/13/20	554,761	0.2
495,000		BP Capital Markets PLC, 2.521%, 01/15/20	501,494	0.2
512,000		Chevron Corp., 1.790%, 11/16/18	513,565	0.2
530,000		Columbia Pipeline Group, Inc., 2.450%, 06/01/18	532,686	0.2
360,000		Energy Transfer Partners L.P., 2.500%, 06/15/18	361,864	0.1
700,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	699,408	0.2
800,000		Exxon Mobil Corp., 1.708%, 03/01/19	801,538	0.3
710,000		Shell International Finance BV, 1.375%, 05/10/19	703,860	0.3
230,000		Shell International Finance BV, 1.375%, 09/12/19	227,309	0.1
473,000		Shell International Finance BV, 1.625%, 11/10/18	472,595	0.2
430,000		Shell International Finance BV, 1.750%, 09/12/21	418,199	0.1
350,000		Shell International Finance BV, 2.125%, 05/11/20	350,513	0.1
319,000		Statoil ASA, 1.950%, 11/08/18	320,290	0.1
760,000		Total Capital International SA, 2.100%, 06/19/19	764,384	0.3
			7,222,466	2.6

		Financial: 17.6%
340,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	340,358	0.1
70,000		Aegon NV, 2.290%, 07/29/49	58,415	0.0
770,000		American Express Credit Corp., 1.800%, 07/31/18	770,899	0.3
740,000		Aon Corp., 5.000%, 09/30/20	800,963	0.3
500,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/19	500,009	0.2
680,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/19	684,229	0.2
540,000		Bank of America Corp., 1.950%, 05/12/18	541,320	0.2
426,000		Bank of America Corp., 2.151%, 11/09/20	422,460	0.1
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,074,456	0.4
583,000		Bank of America Corp., 2.650%, 04/01/19	589,997	0.2
550,000		Bank of Montreal, 1.800%, 07/31/18	551,159	0.2
490,000		Bank of Montreal, 2.100%, 12/12/19	492,371	0.2
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	861,243	0.3
500,000		Bank of Nova Scotia, 1.650%, 06/14/19	496,944	0.2
310,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	310,600	0.1
650,000	#	BNZ International Funding Ltd./London, 2.350%, 03/04/19	652,924	0.2
680,000		Branch Banking & Trust Co., 2.100%, 01/15/20	681,065	0.2
320,000		Capital One NA/Mclean VA, 1.850%, 09/13/19	317,191	0.1
400,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	402,625	0.1
660,000		Citibank NA, 2.000%, 03/20/19	662,401	0.2
1,203,000		Citigroup, Inc., 2.050%, 12/07/18	1,205,607	0.4
592,000		Citigroup, Inc., 2.500%, 07/29/19	597,622	0.2
660,000		Citizens Financial Group, Inc., 5.158%, 06/29/23	678,079	0.2
630,000		Comerica, Inc., 2.125%, 05/23/19	629,514	0.2
460,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	460,453	0.2
1,050,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/19	1,057,073	0.4
750,000		Credit Suisse AG/New York NY, 1.700%, 04/27/18	749,094	0.3
720,000		Credit Suisse AG, 5.300%, 08/13/19	772,239	0.3
1,050,000		Discover Bank, 2.600%, 11/13/18	1,060,116	0.4
490,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	484,134	0.2
950,000		Fifth Third Bank/Cincinnati OH, 2.150%, 08/20/18	955,676	0.3
450,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	451,970	0.2
735,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	742,085	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
587,000		Goldman Sachs Group, Inc., 2.625%, 01/31/19	$593,839	0.2
920,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	982,100	0.3
134,000		HSBC USA, Inc., 5.000%, 09/27/20	144,435	0.1
700,000		HSBC Bank USA NA, 4.875%, 08/24/20	749,977	0.3
510,000		Huntington National Bank/The, 2.375%, 03/10/20	512,084	0.2
542,000		Huntington National Bank, 2.200%, 11/06/18	544,465	0.2
290,000		Huntington Bancshares, Inc./OH, 3.150%, 03/14/21	295,255	0.1
900,000	#	ING Bank NV, 2.700%, 08/17/20	906,634	0.3
760,000		JPMorgan Chase & Co., 1.850%, 03/22/19	760,356	0.3
540,000		JPMorgan Chase & Co., 2.550%, 03/01/21	540,450	0.2
450,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	453,625	0.2
496,000		KeyCorp, 2.300%, 12/13/18	499,041	0.2
206,000		Kilroy Realty L.P., 4.800%, 07/15/18	212,089	0.1
705,000	#	Metropolitan Life Global Funding I, 1.550%, 09/13/19	697,209	0.2
840,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/21	822,159	0.3
60,000		Morgan Stanley, 2.200%, 12/07/18	60,267	0.0
744,000		Morgan Stanley, 2.375%, 07/23/19	748,939	0.3
800,000		Morgan Stanley, 2.450%, 02/01/19	807,715	0.3
770,000		Morgan Stanley, 2.500%, 01/24/19	777,936	0.3
730,000		National Australia Bank Ltd./New York, 2.250%, 01/10/20	731,118	0.3
550,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/19	545,307	0.2
400,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 02/08/19	399,889	0.1
350,000	#	New York Life Global Funding, 1.550%, 11/02/18	349,467	0.1
828,000		PNC Bank NA, 2.400%, 10/18/19	835,207	0.3
370,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	371,243	0.1
730,000		Royal Bank of Canada, 1.800%, 07/30/18	731,147	0.3
600,000		Royal Bank of Canada, 2.125%, 03/02/20	600,446	0.2
900,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	981,155	0.3
820,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	824,221	0.3
430,000		Santander UK PLC, 2.500%, 03/14/19	433,536	0.2
626,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	628,142	0.2
710,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/20	711,938	0.3
610,000	#	Standard Chartered PLC, 2.100%, 08/19/19	605,277	0.2
790,000		Sumitomo Mitsui Banking Corp., 1.966%, 01/11/19	790,351	0.3
370,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/21	373,276	0.1
390,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/20	391,483	0.1
357,000		SunTrust Banks, Inc., 2.500%, 05/01/19	360,856	0.1
750,000	#	Swedbank AB, 2.800%, 03/14/22	751,725	0.3
690,000		Toronto-Dominion Bank, 1.950%, 01/22/19	693,268	0.2
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	588,044	0.2
760,000	#	UBS Group Funding Jersey Ltd., 2.650%, 02/01/22	745,768	0.3
860,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	866,325	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/19	528,622	0.2
120,000		Visa, Inc., 2.200%, 12/14/20	120,518	0.0
438,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	442,273	0.2
1,330,000		Wells Fargo Bank NA, 2.150%, 12/06/19	1,335,332	0.5
535,000		Westpac Banking Corp., 1.600%, 08/19/19	529,422	0.2
			49,429,222	17.6

		Industrial: 2.1%
530,000		Amphenol Corp., 2.200%, 04/01/20	530,489	0.2
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	729,843	0.2
540,000		Corning, Inc., 1.500%, 05/08/18	539,300	0.2
175,000		General Electric Co., 2.200%, 01/09/20	176,939	0.1
713,000		Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 01/15/19	724,972	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
630,000		Lockheed Martin Corp., 1.850%, 11/23/18	$631,921	0.2
460,000		Rockwell Collins, Inc., 1.950%, 07/15/19	460,553	0.2
523,000	#	Rolls-Royce PLC, 2.375%, 10/14/20	521,509	0.2
750,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	749,383	0.3
300,000	#	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20	301,412	0.1
500,000		United Technologies Corp., 1.778%, 05/04/18	499,969	0.2
			5,866,290	2.1

		Technology: 2.9%
1,470,000		Apple, Inc., 1.900%, 02/07/20	1,474,486	0.5
1,230,000		Applied Materials, Inc., 2.625%, 10/01/20	1,249,545	0.4
545,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/20	545,239	0.2
1,290,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	1,323,144	0.5
237,000		Hewlett Packard Enterprise Co., 2.850%, 10/05/18	239,898	0.1
750,000		Intel Corp., 2.450%, 07/29/20	762,325	0.3
1,090,000		International Business Machines Corp., 1.900%, 01/27/20	1,094,263	0.4
500,000		Microsoft Corp., 1.100%, 08/08/19	494,663	0.2
574,000		Microsoft Corp., 1.550%, 08/08/21	559,964	0.2
390,000		QUALCOMM, Inc., 1.400%, 05/18/18	389,928	0.1
			8,133,455	2.9

		Utilities: 2.9%
880,000		Black Hills Corp., 2.500%, 01/11/19	884,667	0.3
200,000		Dominion Resources, Inc./VA, 1.600%, 08/15/19	197,592	0.1
780,000		Dominion Resources, Inc./VA, 1.900%, 06/15/18	779,623	0.3
1,125,000		Duke Energy Corp., 1.800%, 09/01/21	1,087,707	0.4
310,000		Edison International, 2.125%, 04/15/20	310,546	0.1
268,000	#	Electricite de France SA, 2.350%, 10/13/20	267,958	0.1
320,000		Exelon Generation Co. LLC, 2.950%, 01/15/20	324,573	0.1
550,000		Georgia Power Co., 2.000%, 03/30/20	546,575	0.2
460,000		Great Plains Energy, Inc., 2.500%, 03/09/20	462,892	0.2
305,000		NextEra Energy Capital Holdings, Inc., 1.649%, 09/01/18	304,182	0.1
410,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	412,666	0.1
740,000		Oklahoma Gas & Electric Co., 8.250%, 01/15/19	817,898	0.3
658,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/19	651,358	0.2
580,000		Sempra Energy, 1.625%, 10/07/19	574,510	0.2
540,000		Southern Power Co., 1.500%, 06/01/18	538,965	0.2
			8,161,712	2.9

	Total Corporate Bonds/Notes (Cost $113,509,872)		113,734,614	40.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
362,683		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 3.182%, 02/25/34	369,615	0.1

	Total Collateralized Mortgage Obligations (Cost $366,117)		369,615	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal Home Loan Mortgage Corporation: 0.0%##
202		2.566%, due 07/01/24	207	0.0

		Federal National Mortgage Association: 0.1%##
84,469		6.500%, due 10/01/22	93,963	0.1
25,362		6.500%, due 10/01/32	28,365	0.0
16,082		7.000%, due 10/01/32	16,358	0.0
			138,686	0.1

	Total U.S. Government Agency Obligations (Cost $128,635)		138,893	0.1

FOREIGN GOVERNMENT BONDS: 0.1%
179,000		European Investment Bank, 1.750%, 05/15/20	178,856	0.1

	Total Foreign Government Bonds (Cost $178,474)		178,856	0.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.3%
87,103		Banc of America Commercial Mortgage Trust 2007-4 A4, 5.894%, 02/10/51	87,670	0.0
35,145	#	Banc of America Re-REMIC Trust 2009-UBER2 A4AA, 5.858%, 02/24/51	35,094	0.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,750,071		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	$2,754,088	1.0
759,000		CD 2007-CD5 Mortgage Trust AJ, 6.843%, 11/15/44	770,295	0.3
525,000		CD 2007-CD5 Mortgage Trust AJA, 6.159%, 11/15/44	533,975	0.2
837,460		Citigroup Commercial Mortgage Trust 2007-6 A4, 5.779%, 12/10/49	838,458	0.3
532,927		Citigroup Commercial Mortgage Trust 2007-C6 A1A, 5.779%, 12/10/49	533,773	0.2
500,000	#	Citigroup Commercial Mortgage Trust 2016-SMPL A, 2.228%, 09/10/31	491,299	0.2
1,146,532		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	1,170,821	0.4
26,420		COBALT CMBS Commercial Mortgage Trust 2007-C2 A3, 5.484%, 04/15/47	26,387	0.0
271,790		COMM 2012-CR4 A2, 1.801%, 10/15/45	273,335	0.1
560,000		COMM 2014-UBS6 A2 Mortgage Trust, 2.935%, 12/10/47	568,784	0.2
310,000		Commercial Mortgage Pass Through Certificates 2014-CR14 A2, 3.147%, 02/10/47	314,072	0.1
205,429	#	Commercial Mortgage Trust 2004-GG1 F, 6.311%, 06/10/36	204,564	0.1
180,294	#	DBRR 2011-C32 A3A, 8.200%, 06/17/49	180,007	0.1
318,355		Ginnie Mae 2012-19 AB, 1.450%, 03/16/34	318,174	0.1
398,368		Ginnie Mae 2014-54 AC, 2.874%, 02/16/49	402,471	0.1
204,906		Ginnie Mae 2015-21 AF, 2.069%, 07/16/48	201,784	0.1
472,161		Ginnie Mae 2016-110 AB, 2.000%, 05/16/49	462,642	0.2
209,285		Ginnie Mae 2016-86 AB, 2.500%, 09/16/56	208,426	0.1
525,194		Ginnie Mae Series 2011-53 B, 4.397%, 05/16/51	556,491	0.2
218,941		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/41	222,416	0.1
847,748		GS Mortgage Securities Trust 2012-GCJ9, 1.762%, 11/10/45	848,896	0.3
500,000		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/47	510,210	0.2
967,241		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10 B, 5.021%, 01/12/37	986,208	0.3
2,142,147		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, 5.882%, 02/15/51	2,153,137	0.8
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH D, 3.162%, 04/15/27	651,043	0.2
258,821	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	257,579	0.1
157,535		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.127%, 04/15/41	161,982	0.0
317,218		ML-CFC Commercial Mortgage Trust 2007-9 A4, 5.700%, 09/12/49	320,157	0.1
976,966		Morgan Stanley Capital I Trust 2007-IQ16, 5.809%, 12/12/49	982,866	0.3
756,155		Morgan Stanley Capital I Trust 2008-TOP29, 6.301%, 01/11/43	774,784	0.3
99,545	#	Morgan Stanley Re-REMIC Trust 2009-GG10 A4A, 5.949%, 08/12/45	99,467	0.0
146,923	#	Morgan Stanley Re-REMIC Trust 2010-GG10 A4A, 5.949%, 08/15/45	146,727	0.0
760,000	#	PFP 2015-2 C, 4.178%, 07/14/34	759,819	0.3
750,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.474%, 08/15/39	755,252	0.3

	Total Commercial Mortgage-Backed Securities (Cost $20,834,979)		20,563,153	7.3

ASSET-BACKED SECURITIES: 15.3%
		Automobile Asset-Backed Securities: 5.0%
410,000		Ally Auto Receivables Trust 2016-2 A4, 1.600%, 01/15/21	408,356	0.1
400,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/22	399,977	0.1
350,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	349,662	0.1
500,000		CarMax Auto Owner Trust 2016-2 A3, 1.520%, 02/16/21	498,421	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
700,000		CarMax Auto Owner Trust 2016-4, 1.600%, 06/15/22	$689,353	0.3
750,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/22	752,587	0.3
750,000	#	Chrysler Capital Auto Receivables Trust 2016-B, 1.870%, 02/15/22	742,767	0.3
600,000		Ford Credit Auto Owner Trust 2015-C A4, 1.740%, 02/15/21	599,908	0.2
1,300,000		Ford Credit Auto Owner Trust 2016-C, 1.400%, 02/15/22	1,281,301	0.5
450,000		GM Financial Automobile Leasing Trust 2015-3 A4, 1.810%, 11/20/19	450,842	0.2
1,200,000		GM Financial Automobile Leasing Trust 2016-3, 1.780%, 05/20/20	1,199,352	0.4
350,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/20	350,696	0.1
970,000		Harley-Davidson Motorcycle Trust 2015-1 A4, 1.670%, 08/15/22	968,813	0.3
300,000	#	Hyundai Auto Lease Securitization Trust 2016-C, 1.650%, 07/15/20	299,248	0.1
400,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/23	399,949	0.1
450,000		Mercedes-Benz Auto Receivables Trust 2015-1 A4, 1.750%, 12/15/21	450,296	0.2
1,000,000		Mercedes-Benz Auto Lease Trust 2016-B, 1.520%, 06/15/22	996,567	0.4
350,000		Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/22	348,843	0.1
550,000	#	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	550,761	0.2
320,000		Toyota Auto Receivables 2015-B Owner Trust A4, 1.740%, 09/15/20	320,923	0.1
670,000		Toyota Auto Receivables 2016-A Owner Trust A4, 1.470%, 09/15/21	665,831	0.2
210,000		USAA Auto Owner Trust 2015-1 A4, 1.540%, 11/16/20	209,979	0.1
260,000		World Omni Auto Receivables Trust 2015-B A4, 1.840%, 01/17/22	259,579	0.1
600,000		World Omni Auto Receivables Trust 2016-B A4, 1.480%, 11/15/22	586,680	0.2
300,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/22	301,161	0.1
			14,081,852	5.0

		Credit Card Asset-Backed Securities: 4.0%
850,000		American Express Credit Account Master Trust 2017-1 A, 1.930%, 09/15/22	852,092	0.3
1,500,000		Cabela's Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/23	1,503,426	0.5
900,000		Cabela's Credit Card Master Note Trust 2016-1 A1, 1.780%, 06/15/22	898,558	0.3
650,000		Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	643,355	0.2
1,200,000		Capital One Multi-Asset Execution Trust, 1.820%, 09/15/22	1,199,965	0.4
550,000		Chase Issuance Trust 2016-A2 A, 1.370%, 06/15/21	546,471	0.2
400,000		Chase Issuance Trust 2016-A5 A5, 1.270%, 07/15/21	395,890	0.1
420,000		Citibank Credit Card Issuance Trust 2014-A6 A6, 2.150%, 07/15/21	423,810	0.2
900,000		Citibank Credit Card Issuance Trust 2016-A1 A1, 1.750%, 11/19/21	898,880	0.3
740,000		Discover Card Execution Note Trust 2012-A6 A6, 1.670%, 01/18/22	739,182	0.3
400,000		Discover Card Execution Note Trust 2014-A1 A1, 1.342%, 07/15/21	402,262	0.2
470,000		Discover Card Execution Note Trust 2014-A4 A4, 2.120%, 12/15/21	474,138	0.2
470,000		Discover Card Execution Note Trust 2015-A3 A, 1.450%, 03/15/21	469,515	0.2
1,200,000		Discover Card Execution Note Trust 2016-A4 A4, 1.390%, 03/15/22	1,189,625	0.4
600,000		Synchrony Credit Card Master Note Trust 2016-1 A, 2.040%, 03/15/22	602,460	0.2
			11,239,629	4.0

		Home Equity Asset-Backed Securities: 0.0%
95,328		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/19	96,056	0.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 6.3%
630,000	#	Apidos CLO XI 2012-11A AR, 2.463%, 01/17/28	$632,103	0.2
970,000	#	Babson CLO Ltd. 2014-3A AR, 2.299%, 01/15/26	971,936	0.4
840,000	#	Benefit Street Partners CLO IV Ltd. 2014-IVA A1R, 2.515%, 01/20/29	842,677	0.3
1,650,000	#	Benefit Street Partners CLO X Ltd. 2016-10A A1, 2.233%, 01/15/29	1,655,481	0.6
920,000	#	BlueMountain CLO 2013-1A A1R, 2.430%, 01/20/29	923,262	0.3
900,000	#	BlueMountain CLO Ltd. 2012-2A AR, 2.472%, 11/20/28	902,889	0.3
1,210,000	#	Carlyle US CLO 2017-1A A1A Ltd., 2.460%, 04/20/31	1,214,988	0.4
630,000	#	CIFC Funding Ltd. 2016-1A A, 2.445%, 10/21/28	632,439	0.2
980,000	#	CIFC Funding Ltd. 2017-1A A, 2.243%, 04/23/29	979,987	0.4
620,000		CNH Equipment Trust 2015-B A4, 1.890%, 04/15/22	621,435	0.2
960,000	#	Dryden 33 Senior Loan Fund 2014-33A AR, 2.453%, 10/15/28	962,874	0.4
1,120,000	#	Dryden Senior Loan Fund 2017-47A A2, 2.745%, 04/15/28	1,120,000	0.4
1,500,000	#	GoldenTree Loan Opportunities III Ltd. 2007-3A C, 2.284%, 05/01/22	1,500,627	0.5
76,961	#	GSAMP Trust 2005-SEA2 A1, 1.332%, 01/25/45	76,652	0.0
950,000	#	LCM XXIII Ltd. 23A A1, 2.506%, 10/20/29	957,592	0.4
880,000	#	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.589%, 02/15/26	880,187	0.3
520,000	#	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.355%, 03/17/30	520,597	0.2
750,000	#	OHA Loan Funding Ltd. 2015-1A AR, 2.449%, 08/15/29	754,955	0.3
920,000	#	THL Credit Wind River CLO Ltd. 2017-1A A, 2.374%, 04/18/29	920,910	0.3
450,000	#	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/21	449,261	0.2
			17,520,852	6.3

	Total Asset-Backed Securities (Cost $42,923,220)		42,938,389	15.3

U.S. TREASURY OBLIGATIONS: 27.4%
		U.S. Treasury Notes: 27.4%
20,845,000		0.625%, due 06/30/18	20,714,719	7.4
281,000		1.125%, due 02/28/19	280,298	0.1
37,068,000		1.250%, due 03/31/19	37,060,030	13.2
3,808,000	L	1.625%, due 03/15/20	3,821,610	1.4
2,576,000		1.875%, due 02/28/22	2,570,516	0.9
4,760,000		1.875%, due 03/31/22	4,746,798	1.7
2,810,000		2.125%, due 02/29/24	2,794,579	1.0
4,823,000		2.125%, due 03/31/24	4,793,608	1.7

	Total U.S. Treasury Obligations (Cost $76,761,648)		76,782,158	27.4

	Total Long-Term Investments (Cost $254,702,945)		254,705,678	90.9

SHORT-TERM INVESTMENTS: 12.7%
		Corporate Bonds/Notes: 7.0%
705,000		Actavis Funding SCS, 2.350%, 03/12/18	708,210	0.2
614,000		Air Lease Corp., 2.125%, 01/15/18	615,274	0.2
690,000		Alibaba Group Holding Ltd., 1.625%, 11/28/17	690,008	0.2
504,000		Altera Corp., 1.750%, 05/15/17	504,205	0.2
810,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	810,104	0.3
275,000		BP Capital Markets PLC, 1.674%, 02/13/18	275,210	0.1
250,000		BPCE SA, 1.613%, 07/25/17	250,182	0.1
502,000		British Telecommunications PLC, 5.950%, 01/15/18	518,624	0.2
790,000		Charles Schwab Corp., 1.500%, 03/10/18	789,959	0.3
820,000		Chevron Corp., 1.365%, 03/02/18	819,644	0.3
505,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	504,815	0.2
310,000		eBay, Inc., 2.500%, 03/09/18	312,431	0.1
410,000		Eli Lilly & Co., 1.250%, 03/01/18	409,579	0.1
860,000		JM Smucker Co., 1.750%, 03/15/18	861,113	0.3
1,070,000		JPMorgan Chase & Co., 1.700%, 03/01/18	1,070,379	0.4
616,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	616,557	0.2
930,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	929,458	0.3
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	504,041	0.2
525,000		NetApp, Inc., 2.000%, 12/15/17	526,280	0.2
435,000		PACCAR Financial Corp., 1.450%, 03/09/18	435,372	0.2
798,000		Philip Morris International, Inc., 1.250%, 11/09/17	797,617	0.3
539,000		Statoil ASA, 1.250%, 11/09/17	538,396	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Corporate Bonds/Notes (continued)
538,000	Sumitomo Mitsui Banking Corp., 1.350%, 07/11/17	$537,917	0.2
430,000	Total Capital International SA, 1.550%, 06/28/17	430,330	0.1
430,000	TransCanada PipeLines Ltd., 1.875%, 01/12/18	430,493	0.2
250,000	UBS AG/Stamford CT, 1.800%, 03/26/18	250,216	0.1
915,000	UBS AG/Stamford CT, 1.375%, 08/14/17	915,305	0.3
591,000	UnitedHealth Group, Inc., 1.400%, 12/15/17	591,070	0.2
755,000	US Bank NA/Cincinnati OH, 1.375%, 09/11/17	755,374	0.3
382,000	Valspar Corp., 6.050%, 05/01/17	383,154	0.1
1,302,000	Visa, Inc., 1.200%, 12/14/17	1,300,931	0.5
570,000	Zoetis, Inc., 1.875%, 02/01/18	570,446	0.2
		19,652,694	7.0

	U.S. Government Agency Obligations: 0.0%
1,255	Fannie Mae, 6.000%, 09/01/17
	(Cost $1,258)	1,256	0.0

	Securities Lending Collateralcc: 1.7%
231,003	BNP Paribas SA, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $231,018, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $235,623, due 11/15/18-07/20/63)	231,003	0.1
1,108,906	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,108,980, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,131,084, due 04/01/17-02/20/67)	1,108,906	0.4
1,108,906	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $1,108,981, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,131,084, due 05/11/17-12/01/51)	1,108,906	0.4
1,108,906	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $1,108,995, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,131,084, due 03/01/37-02/01/47)	1,108,906	0.4
1,108,906	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,108,980, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,131,084, due 04/19/17-02/20/67)	1,108,906	0.4
		4,666,627	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
11,260,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $11,260,000)	11,260,000	4.0

	Total Short-Term Investments (Cost $35,544,989)	35,580,577	12.7

	Total Investments in Securities (Cost $290,247,934)	$290,286,255	103.6
	Liabilities in Excess of Other Assets	(10,070,738)	(3.6)
	Net Assets	$280,215,517	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $290,252,276.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$688,125
Gross Unrealized Depreciation	(654,146)

Net Unrealized Appreciation	$33,979

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$113,734,614	$–	$113,734,614
Collateralized Mortgage Obligations	–	369,615	–	369,615
Short-Term Investments	11,260,000	24,320,577	–	35,580,577
U.S. Treasury Obligations	–	76,782,158	–	76,782,158
Commercial Mortgage-Backed Securities	–	20,563,153	–	20,563,153
U.S. Government Agency Obligations	–	138,893	–	138,893
Asset-Backed Securities	–	41,818,389	1,120,000	42,938,389
Foreign Government Bonds	–	178,856	–	178,856
Total Investments, at fair value	$11,260,000	$277,906,255	$1,120,000	$290,286,255
Other Financial Instruments+
Futures	37,417	–	–	37,417
Total Assets	$11,297,417	$277,906,255	$1,120,000	$290,323,672
Liabilities Table
Other Financial Instruments+
Futures	$(33,895)	$–	$–	$(33,895)
Total Liabilities	$(33,895)	$–	$–	$(33,895)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2017, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	212	06/30/17	$45,888,061	$37,417
			$45,888,061	$37,417

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(77)	06/21/17	$(9,591,312)	$(9,475)
U.S. Treasury 5-Year Note	(159)	06/30/17	(18,718,523)	(24,420)
			$(28,309,835)	$(33,895)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$37,417
Total Asset Derivatives		$37,417

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$33,895
Total Liability Derivatives		$33,895

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 17.4%
126,520	@,L	Carmax, Inc.	$7,492,515	2.0
153,190		Carnival Corp.	9,024,423	2.4
43,045		Coach, Inc.	1,779,050	0.5
138,656		Comcast Corp. – Class A	5,212,079	1.4
104,700	@	Dollar Tree, Inc.	8,214,762	2.2
10,620		Expedia, Inc.	1,339,925	0.4
34,565	@	Liberty Interactive Corp. QVC Group	691,991	0.2
107,847		Lowe's Cos, Inc.	8,866,102	2.4
12,876		Marriott International, Inc.	1,212,662	0.3
17,715		McDonald's Corp.	2,296,041	0.6
34,475	@	Michaels Cos, Inc.	771,895	0.2
15,415		Newell Brands, Inc.	727,126	0.2
101,605		Nike, Inc.	5,662,447	1.5
20,480	@	O'Reilly Automotive, Inc.	5,526,323	1.5
15,781		PVH Corp.	1,632,860	0.5
8,665		Royal Caribbean Cruises Ltd.	850,123	0.2
19,405		Starbucks Corp.	1,133,058	0.3
19,965		Walt Disney Co.	2,263,831	0.6
			64,697,213	17.4

		Consumer Staples: 8.2%
109,973		Altria Group, Inc.	7,854,272	2.1
87,110		Coca-Cola Co.	3,696,948	1.0
25,765		CVS Health Corp.	2,022,552	0.5
53,557	@	Edgewell Personal Care Co.	3,917,159	1.1
16,500		Kellogg Co.	1,198,065	0.3
56,695		Kroger Co.	1,671,936	0.5
26,499		PepsiCo, Inc.	2,964,178	0.8
53,125		Philip Morris International, Inc.	5,997,813	1.6
14,886		Walgreens Boots Alliance, Inc.	1,236,282	0.3
			30,559,205	8.2

		Energy: 4.6%
54,798		Canadian Natural Resources Ltd.	1,796,826	0.5
64,674		Chevron Corp.	6,944,047	1.9
43,506		ConocoPhillips	2,169,644	0.6
8,030		EQT Corp.	490,633	0.1
35,595		Exxon Mobil Corp.	2,919,146	0.8
34,640		Noble Energy, Inc.	1,189,538	0.3
21,425		Schlumberger Ltd.	1,673,293	0.4
			17,183,127	4.6

		Financials: 19.7%
11,500	@	Alleghany Corp.	7,068,590	1.9
17,017		Aon PLC	2,019,748	0.6
129,986		Bank of America Corp.	3,066,370	0.8
74,789		Bank of New York Mellon Corp.	3,532,284	1.0
100,827	@	Berkshire Hathaway, Inc. – Class B	16,805,844	4.5
19,207		Blackrock, Inc.	7,366,077	2.0
89,036		Citigroup, Inc.	5,326,133	1.4
13,257		Invesco Ltd.	406,062	0.1
62,234		JPMorgan Chase & Co.	5,466,635	1.5
63,925		Morgan Stanley	2,738,547	0.7
188,983		Progressive Corp.	7,404,354	2.0
5,245		S&P Global, Inc.	685,731	0.2
202,215		Wells Fargo & Co.	11,255,287	3.0
			73,141,662	19.7

		Health Care: 10.2%
42,606		Abbott Laboratories	1,892,132	0.5
9,515	@	Alexion Pharmaceuticals, Inc.	1,153,599	0.3
9,485		Allergan plc	2,266,156	0.6
13,560		Anthem, Inc.	2,242,553	0.6
5,450	@	Biogen, Inc.	1,490,139	0.4
103,267		Bristol-Myers Squibb Co.	5,615,659	1.5
12,242		Cardinal Health, Inc.	998,335	0.3
17,350	@	Celgene Corp.	2,158,861	0.6
16,560		Cigna Corp.	2,425,874	0.6
86,230		Eli Lilly & Co.	7,252,805	2.0
29,844		Johnson & Johnson	3,717,070	1.0
17,337		Medtronic PLC	1,396,669	0.4
91,165		Pfizer, Inc.	3,118,755	0.8
7,018	@	Vertex Pharmaceuticals, Inc.	767,418	0.2
12,650		Zimmer Biomet Holdings, Inc.	1,544,692	0.4
			38,040,717	10.2

		Industrials: 12.9%
56,910		Deere & Co.	6,195,222	1.7
13,629		Eaton Corp. PLC	1,010,590	0.3
42,033		FedEx Corp.	8,202,740	2.2
43,750		General Dynamics Corp.	8,190,000	2.2
205,747		General Electric Co.	6,131,261	1.6
33,583		Honeywell International, Inc.	4,193,509	1.1
23,199		Johnson Controls International plc	977,142	0.3
42,360		Nielsen NV	1,749,892	0.5
58,600		Norfolk Southern Corp.	6,561,442	1.8
72,483		Southwest Airlines Co.	3,896,686	1.0
7,510	@	Stericycle, Inc.	622,504	0.2
			47,730,988	12.9

		Information Technology: 19.1%
47,115		Activision Blizzard, Inc.	2,349,154	0.6
20,250	@	Akamai Technologies, Inc.	1,208,925	0.3
2,898	@	Alphabet, Inc. - Class A	2,456,924	0.7
14,340	@	Alphabet, Inc. - Class C	11,895,891	3.2
127,949		Apple, Inc.	18,381,153	5.0
16,548		Broadcom Ltd.	3,623,350	1.0
150,610		Cisco Systems, Inc.	5,090,618	1.4
20,539	@	Electronic Arts, Inc.	1,838,651	0.5
39,075	@	Facebook, Inc.	5,550,604	1.5
24,010		Fidelity National Information Services, Inc.	1,911,676	0.5

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
26,641		Mastercard, Inc. - Class A	$2,996,313	0.8
82,155		Microsoft Corp.	5,410,728	1.5
4,810	@	Palo Alto Networks, Inc.	541,991	0.1
3,475		Total System Services, Inc.	185,774	0.0
82,092		Visa, Inc. - Class A	7,295,516	2.0
			70,737,268	19.1

		Materials: 2.6%
15,580		NewMarket Corp.	7,061,323	1.9
8,571		Sherwin-Williams Co.	2,658,639	0.7
			9,719,962	2.6

		Real Estate: 0.8%
24,363		American Tower Corp.	2,961,079	0.8

		Telecommunication Services: 2.2%
74,365		AT&T, Inc.	3,089,866	0.8
104,719		Verizon Communications, Inc.	5,105,051	1.4
			8,194,917	2.2

		Utilities: 0.9%
16,329		Edison International	1,299,952	0.4
37,950		Southern Co.	1,889,151	0.5
			3,189,103	0.9

	Total Common Stock (Cost $308,103,255)		366,155,241	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.2%
775,285	Citigroup, Inc., Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $775,337, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-11.500%, Market Value plus accrued interest $790,791, due 04/01/17-06/01/52)
	(Cost $775,285)	775,285	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
4,265,573	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $4,265,573)	4,265,573	1.2

	Total Short-Term Investments (Cost $5,040,858)	5,040,858	1.4

	Total Investments in Securities (Cost $313,144,113)	$371,196,099	100.0
	Liabilities in Excess of Other Assets	(181,999)	–
	Net Assets	$371,014,100	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $314,891,862.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$60,359,626
Gross Unrealized Depreciation	(4,055,389)

Net Unrealized Appreciation	$56,304,237

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$366,155,241	$–	$–	$366,155,241

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Short-Term Investments	$4,265,573	$775,285	$–	$5,040,858
Total Investments, at fair value	$370,420,814	$775,285	$–	$371,196,099

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
280,145	Voya Australia Index Portfolio - Class I	$2,493,294	0.5
630,051	Voya Euro STOXX 50® Index Portfolio - Class I	6,539,932	1.3
530,958	Voya FTSE 100 Index® Portfolio - Class I	4,911,359	1.0
86,643	Voya Hang Seng Index Portfolio - Class I	1,226,869	0.3
437,176	Voya Japan TOPIX Index® Portfolio - Class I	4,891,994	1.0
1,832,714	Voya RussellTM Mid Cap Index Portfolio - Class I	28,956,876	6.0
24,015,861	Voya U.S. Bond Index Portfolio - Class I	253,367,332	52.0
6,650,095	Voya U.S. Stock Index Portfolio - Class I	97,157,894	20.0
9,137,256	VY® BlackRock Inflation Protected Bond Portfolio - Class I	87,717,659	18.0

	Total Mutual Funds (Cost $434,574,475)	487,263,209	100.1

	Liabilities in Excess of Other Assets	(250,178)	(0.1)
	Net Assets	$487,013,031	100.0

Cost for federal income tax purposes is $441,467,508.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$52,689,165
Gross Unrealized Depreciation	(6,893,464)

Net Unrealized Appreciation	$45,795,701

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Mutual Funds	$487,263,209	$–	$–	$487,263,209
Total Investments, at fair value	$487,263,209	$–	$–	$487,263,209

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2017	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$2,524,249	$30,993	$(316,804)	$254,856	$2,493,294	$-	$16,241	$-
Voya Euro STOXX 50® Index Portfolio - Class I	6,816,700	78,101	(807,561)	452,692	6,539,932	-	73,237	-
Voya FTSE 100 Index® Portfolio - Class I	5,191,499	61,365	(707,209)	365,704	4,911,359	-	(74,922)	-
Voya Hang Seng Index Portfolio - Class I	1,213,633	15,496	(127,080)	124,820	1,226,869	-	912	-
Voya Japan TOPIX Index® Portfolio - Class I	5,007,708	61,985	(420,332)	242,633	4,891,994	-	48,343	-
Voya RussellTM Mid Cap Index Portfolio - Class I	30,648,395	371,910	(3,288,127)	1,224,698	28,956,876	-	300,883	-
Voya U.S. Bond Index Portfolio - Class I	262,554,940	10,541,770	(20,555,308)	825,930	253,367,332	1,464,168	(360,335)	-
Voya U.S. Stock Index Portfolio - Class I	102,914,379	1,239,700	(11,611,868)	4,615,683	97,157,894	-	1,384,100	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	90,973,436	3,269,834	(7,268,344)	742,733	87,717,659	631,615	(277,776)	-
	$507,844,939	$15,671,154	$(45,102,633)	$8,849,749	$487,263,209	$2,095,783	$1,110,683	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
8,794,300	Voya Australia Index Portfolio - Class I	$78,269,269	2.4
18,427,692	Voya Emerging Markets Index Portfolio - Class I	197,176,310	6.1
19,735,506	Voya Euro STOXX 50® Index Portfolio - Class I	204,854,556	6.4
16,623,707	Voya FTSE 100 Index® Portfolio - Class I	153,769,287	4.8
2,720,144	Voya Hang Seng Index Portfolio - Class I	38,517,239	1.2
13,694,405	Voya Japan TOPIX Index® Portfolio - Class I	153,240,392	4.8
30,205,129	Voya RussellTM Mid Cap Index Portfolio - Class I	477,241,035	14.8
6,208,332	Voya RussellTM Small Cap Index Portfolio - Class I	94,801,235	2.9
76,121,003	Voya U.S. Bond Index Portfolio - Class I	803,076,582	24.9
70,157,813	Voya U.S. Stock Index Portfolio - Class I	1,025,005,650	31.8

	Total Mutual Funds (Cost $3,010,117,556)	3,225,951,555	100.1

	Liabilities in Excess of Other Assets	(2,169,461)	(0.1)
	Net Assets	$3,223,782,094	100.0

Cost for federal income tax purposes is $3,048,316,877.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$258,369,559
Gross Unrealized Depreciation	(80,734,881)

Net Unrealized Appreciation	$177,634,678

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Mutual Funds	$3,225,951,555	$–	$–	$3,225,951,555
Total Investments, at fair value	$3,225,951,555	$–	$–	$3,225,951,555

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2017	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$78,051,383	$76,477	$(9,087,287)	$9,228,696	$78,269,269	$-	$(771,283)	$-
Voya Emerging Markets Index Portfolio - Class I	197,208,055	192,799	(25,526,095)	25,301,551	197,176,310	-	(2,292,462)	-
Voya Euro STOXX 50® Index Portfolio - Class I	210,049,042	192,157	(20,545,275)	15,158,632	204,854,556	-	1,450,265	-
Voya FTSE 100 Index® Portfolio - Class I	160,044,254	151,026	(19,159,424)	12,733,431	153,769,287	-	(3,664,218)	-
Voya Hang Seng Index Portfolio - Class I	37,540,244	250,668	(2,698,565)	3,424,892	38,517,239	-	496,496	-
Voya Japan TOPIX Index® Portfolio - Class I	154,508,943	2,443,910	(9,750,672)	6,038,211	153,240,392	-	3,002,720	-
Voya RussellTM Mid Cap Index Portfolio - Class I	497,605,106	481,998	(32,440,569)	11,594,500	477,241,035	-	13,211,344	-
Voya RussellTM Small Cap Index Portfolio - Class I	100,827,700	96,400	(7,476,016)	1,353,151	94,801,235	-	997,548	-
Voya U.S. Bond Index Portfolio - Class I	820,090,128	48,828,055	(71,013,969)	5,172,368	803,076,582	4,633,080	(3,890,853)	-
Voya U.S. Stock Index Portfolio - Class I	1,069,360,855	1,028,263	(82,535,949)	37,152,481	1,025,005,650	-	25,595,850	-
	$3,325,285,710	$53,741,753	$(280,233,821)	$127,157,913	$3,225,951,555	$4,633,080	$34,135,407	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
4,828,917	Voya Australia Index Portfolio - Class I	$42,977,362	1.9
10,672,726	Voya Emerging Markets Index Portfolio - Class I	114,198,165	5.1
10,846,874	Voya Euro STOXX 50® Index Portfolio - Class I	112,590,548	5.0
9,121,388	Voya FTSE 100 Index® Portfolio - Class I	84,372,836	3.8
1,477,591	Voya Hang Seng Index Portfolio - Class I	20,922,695	0.9
7,515,302	Voya Japan TOPIX Index® Portfolio - Class I	84,096,228	3.8
18,201,803	Voya RussellTM Mid Cap Index Portfolio - Class I	287,588,487	12.9
4,317,156	Voya RussellTM Small Cap Index Portfolio - Class I	65,922,965	2.9
74,090,851	Voya U.S. Bond Index Portfolio - Class I	781,658,477	34.9
44,204,754	Voya U.S. Stock Index Portfolio - Class I	645,831,453	28.9

	Total Mutual Funds (Cost $2,121,558,829)	2,240,159,216	100.1

	Liabilities in Excess of Other Assets	(1,472,127)	(0.1)
	Net Assets	$2,238,687,089	100.0

Cost for federal income tax purposes is $2,143,503,912.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$151,054,838
Gross Unrealized Depreciation	(54,399,534)

Net Unrealized Appreciation	$96,655,304

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Mutual Funds	$2,240,159,216	$–	$–	$2,240,159,216
Total Investments, at fair value	$2,240,159,216	$–	$–	$2,240,159,216

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2017	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$42,732,736	$2,188	$(4,762,911)	$5,005,349	$42,977,362	$-	$(378,213)	$-
Voya Emerging Markets Index Portfolio - Class I	113,893,385	5,818	(14,275,873)	14,574,835	114,198,165	-	(1,319,789)	-
Voya Euro STOXX 50® Index Portfolio - Class I	114,860,235	5,504	(11,141,110)	8,865,919	112,590,548	-	192,780	-
Voya FTSE 100 Index® Portfolio - Class I	87,437,345	4,317	(9,080,998)	6,012,172	84,372,836	-	(1,063,424)	-
Voya Hang Seng Index Portfolio - Class I	20,337,034	1,082	(1,337,193)	1,921,772	20,922,695	-	198,093	-
Voya Japan TOPIX Index® Portfolio - Class I	84,542,495	626,917	(4,595,036)	3,521,852	84,096,228	-	1,413,555	-
Voya RussellTM Mid Cap Index Portfolio - Class I	298,684,102	15,127	(17,783,538)	6,672,796	287,588,487	-	8,250,256	-
Voya RussellTM Small Cap Index Portfolio - Class I	69,812,272	3,491	(4,354,524)	461,726	65,922,965	-	1,180,110	-
Voya U.S. Bond Index Portfolio - Class I	795,765,899	40,685,729	(58,809,946)	4,016,795	781,658,477	4,488,348	(2,729,755)	-
Voya U.S. Stock Index Portfolio - Class I	671,462,919	33,746	(45,540,514)	19,875,302	645,831,453	-	19,582,330	-
	$2,299,528,422	$41,383,919	$(171,681,643)	$70,928,518	$2,240,159,216	$4,488,348	$25,325,943	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,140,630	Voya Australia Index Portfolio - Class I	$19,051,605	1.5
4,743,275	Voya Emerging Markets Index Portfolio - Class I	50,753,042	4.1
4,813,887	Voya Euro STOXX 50® Index Portfolio - Class I	49,968,149	4.0
4,056,943	Voya FTSE 100 Index® Portfolio - Class I	37,526,721	3.0
662,035	Voya Hang Seng Index Portfolio - Class I	9,374,409	0.8
3,340,520	Voya Japan TOPIX Index® Portfolio - Class I	37,380,422	3.0
7,780,922	Voya RussellTM Mid Cap Index Portfolio - Class I	122,938,560	9.9
1,599,572	Voya RussellTM Small Cap Index Portfolio - Class I	24,425,465	2.0
49,407,317	Voya U.S. Bond Index Portfolio - Class I	521,247,195	41.9
18,633,550	Voya U.S. Stock Index Portfolio - Class I	272,236,170	21.9
10,343,707	VY® BlackRock Inflation Protected Bond Portfolio - Class I	99,299,588	8.0

	Total Mutual Funds (Cost $1,205,199,009)	1,244,201,326	100.1

	Liabilities in Excess of Other Assets	(739,202)	(0.1)
	Net Assets	$1,243,462,124	100.0

Cost for federal income tax purposes is $1,219,007,419.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$60,743,797
Gross Unrealized Depreciation	(35,549,890)

Net Unrealized Appreciation	$25,193,907

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Mutual Funds	$1,244,201,326	$–	$–	$1,244,201,326
Total Investments, at fair value	$1,244,201,326	$–	$–	$1,244,201,326

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2017	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$18,961,239	$8,638	$(2,203,772)	$2,285,500	$19,051,605	$-	$(236,090)	$-
Voya Emerging Markets Index Portfolio - Class I	50,678,010	23,035	(6,440,885)	6,492,882	50,753,042	-	(611,916)	-
Voya Euro STOXX 50® Index Portfolio - Class I	51,183,609	21,768	(5,172,253)	3,935,025	49,968,149	-	62,305	-
Voya FTSE 100 Index® Portfolio - Class I	38,986,602	17,103	(4,320,975)	2,843,991	37,526,721	-	(644,912)	-
Voya Hang Seng Index Portfolio - Class I	9,119,543	4,319	(607,352)	857,899	9,374,409	-	90,271	-
Voya Japan TOPIX Index® Portfolio - Class I	37,613,022	17,276	(1,870,481)	1,620,605	37,380,422	-	571,852	-
Voya RussellTM Mid Cap Index Portfolio - Class I	127,873,817	57,587	(8,549,239)	3,556,395	122,938,560	-	2,839,255	-
Voya RussellTM Small Cap Index Portfolio - Class I	25,909,993	11,517	(1,690,988)	194,943	24,425,465	-	418,307	-
Voya U.S. Bond Index Portfolio - Class I	531,058,789	22,214,261	(34,572,880)	2,547,025	521,247,195	2,983,985	(1,630,922)	-
Voya U.S. Stock Index Portfolio - Class I	283,391,526	126,691	(18,750,840)	7,468,793	272,236,170	-	9,159,714	-
VY® BlackRock Inflation Protected Bond Portfolio - Class I	101,252,801	3,808,671	(7,096,855)	1,334,971	99,299,588	707,794	(822,197)	-
	$1,276,028,951	$26,310,866	$(91,276,520)	$33,138,029	$1,244,201,326	$3,691,779	$9,195,667	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 12.3%
16,854		Advance Auto Parts, Inc.	$2,498,774	0.1
90,492	@	Amazon.com, Inc.	80,224,778	1.7
14,988	@	Autonation, Inc.	633,842	0.0
6,507	@	Autozone, Inc.	4,704,886	0.1
34,345		Bed Bath & Beyond, Inc.	1,355,254	0.0
61,877		Best Buy Co., Inc.	3,041,255	0.1
45,681		BorgWarner, Inc.	1,909,009	0.0
42,754	@	Carmax, Inc.	2,531,892	0.1
95,496		Carnival Corp.	5,625,669	0.1
84,982		CBS Corp. - Class B	5,894,351	0.1
49,152	@	Charter Communications, Inc.	16,088,433	0.4
6,575	@	Chipotle Mexican Grill, Inc.	2,929,294	0.1
64,117		Coach, Inc.	2,649,956	0.1
1,081,352		Comcast Corp. – Class A	40,648,022	0.9
28,370		Darden Restaurants, Inc.	2,373,718	0.1
61,591		Delphi Automotive PLC	4,957,460	0.1
34,875	@,L	Discovery Communications, Inc. - Class A	1,014,514	0.0
49,294	@	Discovery Communications, Inc. - Class C	1,395,513	0.0
51,848	@	Dish Network Corp. - Class A	3,291,830	0.1
58,073		Dollar General Corp.	4,049,430	0.1
53,939	@	Dollar Tree, Inc.	4,232,054	0.1
77,641		D.R. Horton, Inc.	2,586,222	0.1
27,548		Expedia, Inc.	3,475,731	0.1
30,244		Foot Locker, Inc.	2,262,554	0.1
891,877		Ford Motor Co.	10,381,448	0.2
50,126		Gap, Inc.	1,217,561	0.0
26,282		Garmin Ltd.	1,343,273	0.0
311,458		General Motors Co.	11,013,155	0.2
33,903		Genuine Parts Co.	3,132,976	0.1
57,499		Goodyear Tire & Rubber Co.	2,069,964	0.0
47,323		H&R Block, Inc.	1,100,260	0.0
86,532		Hanesbrands, Inc.	1,796,404	0.0
40,292		Harley-Davidson, Inc.	2,437,666	0.1
25,561		Hasbro, Inc.	2,551,499	0.1
278,331		Home Depot, Inc.	40,867,341	0.9
89,723		Interpublic Group of Cos., Inc.	2,204,494	0.1
40,322	L	Kohl's Corp.	1,605,219	0.0
54,883		L Brands, Inc.	2,584,989	0.1
30,559		Leggett & Platt, Inc.	1,537,729	0.0
46,426		Lennar Corp. - Class A	2,376,547	0.1
70,374	@	LKQ Corp.	2,059,847	0.0
197,868		Lowe's Cos, Inc.	16,266,728	0.4
69,483		Macy's, Inc.	2,059,476	0.0
71,863		Marriott International, Inc.	6,768,057	0.2
78,244		Mattel, Inc.	2,003,829	0.0
187,128		McDonald's Corp.	24,253,660	0.5
37,117	@	Michael Kors Holdings Ltd.	1,414,529	0.0
14,408	@	Mohawk Industries, Inc.	3,306,492	0.1
98,343	@	Netflix, Inc.	14,536,079	0.3
110,221		Newell Brands, Inc.	5,199,125	0.1
87,211		News Corp - Class A	1,133,743	0.0
27,368		News Corp - Class B	369,468	0.0
302,794		Nike, Inc.	16,874,710	0.4
26,025	L	Nordstrom, Inc.	1,211,984	0.0
53,587		Omnicom Group	4,619,735	0.1
20,939	@	O'Reilly Automotive, Inc.	5,650,180	0.1
11,235	@	Priceline.com, Inc.	19,997,963	0.4
65,359		Pulte Group, Inc.	1,539,204	0.0
18,112		PVH Corp.	1,874,049	0.0
12,871		Ralph Lauren Corp.	1,050,531	0.0
90,051		Ross Stores, Inc.	5,931,659	0.1
38,282		Royal Caribbean Cruises Ltd.	3,755,847	0.1
21,828		Scripps Networks Interactive - Class A	1,710,660	0.0
15,903		Signet Jewelers Ltd.	1,101,601	0.0
148,640		Staples, Inc.	1,303,573	0.0
332,994		Starbucks Corp.	19,443,520	0.4
127,073		Target Corp.	7,013,159	0.2
49,060		TEGNA, Inc.	1,256,917	0.0
24,455		Tiffany & Co.	2,330,561	0.1
176,924		Time Warner, Inc.	17,287,244	0.4
148,950		TJX Cos., Inc.	11,778,966	0.3
29,869		Tractor Supply Co.	2,060,065	0.0
25,803	@	TripAdvisor, Inc.	1,113,657	0.0
240,438		Twenty-First Century Fox, Inc. - Class A	7,787,787	0.2
111,295		Twenty-First Century Fox, Inc. - Class B	3,536,955	0.1
13,367	@	Ulta Salon Cosmetics & Fragrance, Inc.	3,812,669	0.1
41,982	@,L	Under Armour, Inc. Class A	830,404	0.0
42,120	@	Under Armour, Inc. Class C-W/I	770,796	0.0
75,691		VF Corp.	4,160,734	0.1
79,391		Viacom, Inc. - Class B	3,701,208	0.1
332,388		Walt Disney Co.	37,689,475	0.8
17,020		Whirlpool Corp.	2,916,037	0.1
23,987		Wyndham Worldwide Corp.	2,021,864	0.0
18,165		Wynn Resorts Ltd.	2,081,891	0.0
76,806		Yum! Brands, Inc.	4,907,903	0.1
			571,089,507	12.3

		Consumer Staples: 9.2%
443,128		Altria Group, Inc.	31,648,202	0.7
130,483		Archer-Daniels-Midland Co.	6,007,437	0.1
40,417		Brown-Forman Corp. - Class B	1,866,457	0.0
44,199		Campbell Soup Co.	2,529,951	0.0
58,180		Church & Dwight Co., Inc.	2,901,437	0.1
29,307		Clorox Co.	3,951,463	0.1
882,890		Coca-Cola Co.	37,469,852	0.8
201,719		Colgate-Palmolive Co.	14,763,814	0.3
94,468		Conagra Brands, Inc.	3,810,839	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
39,461		Constellation Brands, Inc.	$6,395,444	0.1
100,292		Costco Wholesale Corp.	16,817,965	0.4
107,544		Coty, Inc - Class A	1,949,773	0.0
234,357		CVS Health Corp.	18,397,024	0.4
41,835		Dr Pepper Snapple Group, Inc.	4,096,483	0.1
50,788		Estee Lauder Cos., Inc.	4,306,315	0.1
132,524		General Mills, Inc.	7,820,241	0.2
31,909		Hershey Co.	3,486,058	0.1
61,620		Hormel Foods Corp.	2,133,901	0.0
26,602		JM Smucker Co.	3,486,990	0.1
57,766		Kellogg Co.	4,194,389	0.1
81,284		Kimberly-Clark Corp.	10,699,413	0.2
136,268		Kraft Heinz Co.	12,374,497	0.3
211,120		Kroger Co.	6,225,929	0.1
25,969		McCormick & Co., Inc.	2,533,276	0.1
41,911		Mead Johnson Nutrition Co.	3,733,432	0.1
42,129		Molson Coors Brewing Co.	4,032,167	0.1
348,807		Mondelez International, Inc.	15,026,606	0.3
91,920	@	Monster Beverage Corp.	4,243,946	0.1
326,097		PepsiCo, Inc.	36,477,210	0.8
354,468		Philip Morris International, Inc.	40,019,437	0.9
584,115		Procter & Gamble Co.	52,482,733	1.1
188,967		Reynolds American, Inc.	11,908,700	0.3
113,556		Sysco Corp.	5,895,828	0.1
65,564		Tyson Foods, Inc.	4,045,954	0.1
194,837		Walgreens Boots Alliance, Inc.	16,181,213	0.3
344,067		Wal-Mart Stores, Inc.	24,800,349	0.5
72,788		Whole Foods Market, Inc.	2,163,259	0.0
			430,877,984	9.2

		Energy: 6.5%
127,719		Anadarko Petroleum Corp.	7,918,578	0.2
86,753		Apache Corp.	4,458,237	0.1
97,181		Baker Hughes, Inc.	5,813,367	0.1
108,562		Cabot Oil & Gas Corp.	2,595,717	0.1
174,046	@,L	Chesapeake Energy Corp.	1,033,833	0.0
432,545		Chevron Corp.	46,442,357	1.0
21,734		Cimarex Energy Co.	2,596,996	0.1
33,853	@	Concho Resources, Inc./Midland TX	4,344,694	0.1
282,369		ConocoPhillips	14,081,742	0.3
119,863		Devon Energy Corp.	5,000,684	0.1
131,798		EOG Resources, Inc.	12,856,895	0.3
39,604		EQT Corp.	2,419,804	0.0
947,414		Exxon Mobil Corp.	77,697,422	1.7
198,081		Halliburton Co.	9,747,566	0.2
24,805	L	Helmerich & Payne, Inc.	1,651,269	0.0
61,473		Hess Corp.	2,963,613	0.1
438,667		Kinder Morgan, Inc.	9,536,621	0.2
193,573		Marathon Oil Corp.	3,058,453	0.1
120,591		Marathon Petroleum Corp.	6,094,669	0.1
37,027		Murphy Oil Corp.	1,058,602	0.0
86,534		National Oilwell Varco, Inc.	3,469,148	0.1
45,443	@	Newfield Exploration Co.	1,677,301	0.0
99,501		Noble Energy, Inc.	3,416,864	0.1
174,629		Occidental Petroleum Corp.	11,064,494	0.2
48,155		Oneok, Inc.	2,669,713	0.1
100,796		Phillips 66	7,985,059	0.2
38,796		Pioneer Natural Resources Co.	7,224,979	0.2
42,981		Range Resources Corp.	1,250,747	0.0
318,535		Schlumberger Ltd.	24,877,584	0.5
113,775	@	Southwestern Energy Co.	929,542	0.0
106,609	@	TechnipFMC PLC	3,464,793	0.1
26,730		Tesoro Corp.	2,166,734	0.0
88,947	@,L	Transocean Ltd.	1,107,390	0.0
103,058		Valero Energy Corp.	6,831,715	0.1
188,688		Williams Cos., Inc.	5,583,278	0.1
			305,090,460	6.5

		Financials: 14.3%
12,956		Affiliated Managers Group, Inc.	2,124,007	0.0
91,720		Aflac, Inc.	6,642,362	0.1
212,624		American International Group, Inc.	13,274,116	0.3
83,427		Allstate Corp.	6,798,466	0.1
172,979		American Express Co.	13,684,369	0.3
35,200		Ameriprise Financial, Inc.	4,564,736	0.1
60,001		Aon PLC	7,121,519	0.2
40,812		Arthur J. Gallagher & Co.	2,307,510	0.1
12,712		Assurant, Inc.	1,216,157	0.0
2,290,583		Bank of America Corp.	54,034,853	1.2
237,043		Bank of New York Mellon Corp.	11,195,541	0.2
184,706		BB&T Corp.	8,256,358	0.2
433,959	@	Berkshire Hathaway, Inc. – Class B	72,332,286	1.6
27,804		Blackrock, Inc.	10,663,112	0.2
109,820		Capital One Financial Corp.	9,517,001	0.2
20,961		CBOE Holdings, Inc.	1,699,308	0.0
277,568		Charles Schwab Corp.	11,327,550	0.2
106,424		Chubb Ltd.	14,500,270	0.3
34,249		Cincinnati Financial Corp.	2,475,175	0.1
633,064		Citigroup, Inc.	37,869,889	0.8
116,324		Citizens Financial Group, Inc.	4,018,994	0.1
77,605		CME Group, Inc.	9,219,474	0.2
40,182		Comerica, Inc.	2,755,682	0.1
88,089		Discover Financial Services	6,024,407	0.1
62,760	@	E*Trade Financial Corp.	2,189,696	0.0
171,473		Fifth Third Bancorp	4,355,414	0.1
78,792		Franklin Resources, Inc.	3,320,295	0.1
84,652		Goldman Sachs Group, Inc.	19,446,257	0.4

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
85,431		Hartford Financial Services Group, Inc.	$4,106,668	0.1
248,109		Huntington Bancshares, Inc.	3,322,180	0.1
136,103		Intercontinental Exchange, Inc.	8,148,487	0.2
92,208		Invesco Ltd.	2,824,331	0.1
816,138		JPMorgan Chase & Co.	71,689,562	1.5
245,036		Keycorp	4,356,740	0.1
73,990		Leucadia National Corp.	1,923,740	0.0
51,458		Lincoln National Corp.	3,367,926	0.1
63,071		Loews Corp.	2,949,831	0.1
35,226		M&T Bank Corp.	5,450,519	0.1
117,671		Marsh & McLennan Cos., Inc.	8,694,710	0.2
248,422		Metlife, Inc.	13,121,650	0.3
37,928		Moody's Corp.	4,249,453	0.1
328,320		Morgan Stanley	14,065,229	0.3
26,289		Nasdaq, Inc.	1,825,771	0.0
66,491		Navient Corp.	981,407	0.0
49,139		Northern Trust Corp.	4,254,455	0.1
78,477		People's United Financial, Inc.	1,428,281	0.0
111,080		PNC Financial Services Group, Inc.	13,356,259	0.3
61,087		Principal Financial Group, Inc.	3,855,201	0.1
132,705		Progressive Corp.	5,199,382	0.1
98,249		Prudential Financial, Inc.	10,481,203	0.2
29,219		Raymond James Financial, Inc.	2,228,241	0.1
275,383		Regions Financial Corp.	4,001,315	0.1
59,041		S&P Global, Inc.	7,719,020	0.2
82,032		State Street Corp.	6,530,568	0.1
112,281		SunTrust Banks, Inc.	6,209,139	0.1
175,990		Synchrony Financial	6,036,457	0.1
55,617		T. Rowe Price Group, Inc.	3,790,299	0.1
25,024		Torchmark Corp.	1,927,849	0.0
63,904		Travelers Cos., Inc.	7,702,988	0.2
52,376		Unum Group	2,455,911	0.1
363,845		US Bancorp	18,738,018	0.4
1,028,873		Wells Fargo & Co.	57,267,071	1.2
29,109		Willis Towers Watson PLC	3,810,077	0.1
60,542		XL Group Ltd.	2,413,204	0.1
46,251		Zions Bancorp.	1,942,542	0.0
			665,360,488	14.3

		Health Care: 13.8%
394,821		Abbott Laboratories	17,534,001	0.4
364,186		AbbVie, Inc.	23,730,360	0.5
80,358		Aetna, Inc.	10,249,663	0.2
73,586		Agilent Technologies, Inc.	3,890,492	0.1
51,321	@	Alexion Pharmaceuticals, Inc.	6,222,158	0.1
76,594		Allergan plc	18,299,838	0.4
37,731		AmerisourceBergen Corp.	3,339,194	0.1
168,268		Amgen, Inc.	27,607,731	0.6
60,407		Anthem, Inc.	9,990,110	0.2
111,061		Baxter International, Inc.	5,759,623	0.1
48,628		Becton Dickinson & Co.	8,920,320	0.2
49,331	@	Biogen, Inc.	13,488,082	0.3
311,536	@	Boston Scientific Corp.	7,747,900	0.2
382,190		Bristol-Myers Squibb Co.	20,783,492	0.4
72,077		Cardinal Health, Inc.	5,877,879	0.1
177,754	@	Celgene Corp.	22,117,930	0.5
39,306	@	Centene Corp.	2,800,946	0.1
67,049	@	Cerner Corp.	3,945,834	0.1
58,733		Cigna Corp.	8,603,797	0.2
11,182		Cooper Cos., Inc.	2,235,170	0.0
16,458		CR Bard, Inc.	4,090,471	0.1
139,396		Danaher Corp.	11,922,540	0.3
35,571	@	DaVita, Inc.	2,417,761	0.0
52,479		Dentsply Sirona, Inc.	3,276,789	0.1
48,553	@	Edwards Lifesciences Corp.	4,567,381	0.1
221,847		Eli Lilly & Co.	18,659,551	0.4
26,838	@	Envision Healthcare Corp.	1,645,706	0.0
138,398	@	Express Scripts Holding Co.	9,121,812	0.2
298,645		Gilead Sciences, Inc.	20,283,968	0.4
65,968	@	HCA Holdings, Inc.	5,870,492	0.1
18,096	@	Henry Schein, Inc.	3,075,777	0.1
63,815	@	Hologic, Inc.	2,715,328	0.1
34,119		Humana, Inc.	7,033,291	0.1
20,108	@	Idexx Laboratories, Inc.	3,108,898	0.1
33,428	@	Illumina, Inc.	5,704,154	0.1
40,248	@	Incyte Corp., Ltd.	5,379,950	0.1
8,392	@	Intuitive Surgical, Inc.	6,432,216	0.1
619,958		Johnson & Johnson	77,215,769	1.7
23,374	@	Laboratory Corp. of America Holdings	3,353,468	0.1
23,940	@	Mallinckrodt PLC - W/I	1,067,006	0.0
48,451		McKesson Corp.	7,183,345	0.2
312,769		Medtronic PLC	25,196,671	0.5
627,320		Merck & Co., Inc.	39,859,913	0.9
5,927	@	Mettler Toledo International, Inc.	2,838,500	0.1
105,224	@	Mylan NV	4,102,684	0.1
18,792	L	Patterson Cos., Inc.	849,962	0.0
25,085		PerkinElmer, Inc.	1,456,435	0.0
32,759		Perrigo Co. PLC	2,174,870	0.0
1,359,910		Pfizer, Inc.	46,522,521	1.0
31,416		Quest Diagnostics, Inc.	3,084,737	0.1
17,375	@	Regeneron Pharmaceuticals, Inc.	6,732,986	0.1
70,714		Stryker Corp.	9,309,498	0.2
89,199		Thermo Fisher Scientific, Inc.	13,700,966	0.3
219,803		UnitedHealth Group, Inc.	36,049,890	0.8
20,408		Universal Health Services, Inc.	2,539,776	0.1
21,356	@	Varian Medical Systems, Inc.	1,946,172	0.0
56,765	@	Vertex Pharmaceuticals, Inc.	6,207,253	0.1
18,299	@	Waters Corp.	2,860,317	0.1
45,949		Zimmer Biomet Holdings, Inc.	5,610,832	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
112,407		Zoetis, Inc.	$5,999,162	0.1
			644,313,338	13.8

		Industrials: 10.0%
136,223		3M Co.	26,063,547	0.6
10,075		Acuity Brands, Inc.	2,055,300	0.0
28,211		Alaska Air Group, Inc.	2,601,618	0.1
21,814		Allegion Public Ltd.	1,651,320	0.0
115,192		American Airlines Group, Inc.	4,872,622	0.1
52,431		Ametek, Inc.	2,835,468	0.1
100,656		Arconic, Inc.	2,651,279	0.1
130,146		Boeing Co.	23,017,622	0.5
134,003		Caterpillar, Inc.	12,430,118	0.3
32,299		CH Robinson Worldwide, Inc.	2,496,390	0.1
19,680		Cintas Corp.	2,490,307	0.0
211,679		CSX Corp.	9,853,657	0.2
35,348		Cummins, Inc.	5,344,618	0.1
66,962		Deere & Co.	7,289,483	0.2
166,970		Delta Air Lines, Inc.	7,673,941	0.2
35,530		Dover Corp.	2,854,835	0.1
8,414		Dun & Bradstreet Corp.	908,207	0.0
102,750		Eaton Corp. PLC	7,618,913	0.2
147,388		Emerson Electric Co.	8,822,646	0.2
27,396		Equifax, Inc.	3,746,129	0.1
41,155		Expeditors International Washington, Inc.	2,324,846	0.0
66,092		Fastenal Co.	3,403,738	0.1
56,022		FedEx Corp.	10,932,693	0.2
29,822		Flowserve Corp.	1,443,981	0.0
31,841		Fluor Corp.	1,675,473	0.0
68,780		Fortive Corp.	4,141,932	0.1
34,976		Fortune Brands Home & Security, Inc.	2,128,290	0.0
65,022		General Dynamics Corp.	12,172,118	0.3
1,993,477		General Electric Co.	59,405,615	1.3
173,921		Honeywell International, Inc.	21,717,515	0.5
71,264		Illinois Tool Works, Inc.	9,440,342	0.2
59,294		Ingersoll-Rand PLC - Class A	4,821,788	0.1
27,663		Jacobs Engineering Group, Inc.	1,529,211	0.0
19,838		JB Hunt Transport Services, Inc.	1,819,938	0.0
214,481		Johnson Controls International plc	9,033,940	0.2
24,367		Kansas City Southern	2,089,714	0.0
17,776		L3 Technologies, Inc.	2,938,195	0.1
57,047		Lockheed Martin Corp.	15,265,777	0.3
73,189		Masco Corp.	2,487,694	0.0
76,791		Nielsen NV	3,172,236	0.1
66,388		Norfolk Southern Corp.	7,433,464	0.2
39,894		Northrop Grumman Corp.	9,488,389	0.2
80,175		Paccar, Inc.	5,387,760	0.1
30,456		Parker Hannifin Corp.	4,882,706	0.1
38,203		Pentair PLC	2,398,384	0.0
34,554	@	Quanta Services, Inc.	1,282,299	0.0
66,919		Raytheon Co.	10,205,147	0.2
52,691		Republic Services, Inc.	3,309,522	0.1
29,200		Robert Half International, Inc.	1,425,836	0.0
29,384		Rockwell Automation, Inc.	4,575,383	0.1
29,893		Rockwell Collins, Inc.	2,904,404	0.1
23,277		Roper Technologies, Inc.	4,806,468	0.1
12,216		Ryder System, Inc.	921,575	0.0
13,246		Snap-On, Inc.	2,234,203	0.0
140,577		Southwest Airlines Co.	7,557,420	0.2
34,864		Stanley Black & Decker, Inc.	4,632,380	0.1
19,441	@	Stericycle, Inc.	1,611,464	0.0
61,711		Textron, Inc.	2,936,826	0.1
11,350		TransDigm Group, Inc.	2,498,816	0.1
185,940		Union Pacific Corp.	19,694,765	0.4
65,417	@	United Continental Holdings, Inc.	4,621,057	0.1
157,478		United Parcel Service, Inc. - Class B	16,897,389	0.4
19,264	@	United Rentals, Inc.	2,408,963	0.0
171,238		United Technologies Corp.	19,214,616	0.4
35,346	@	Verisk Analytics, Inc.	2,867,974	0.1
92,429		Waste Management, Inc.	6,739,923	0.1
12,368		WW Grainger, Inc.	2,878,776	0.1
41,007		Xylem, Inc.	2,059,372	0.0
			467,098,337	10.0

		Information Technology: 21.9%
142,262		Accenture PLC	17,054,369	0.4
158,043		Activision Blizzard, Inc.	7,880,024	0.2
113,254	@	Adobe Systems, Inc.	14,737,743	0.3
176,258	@	Advanced Micro Devices, Inc.	2,564,554	0.1
39,572	@	Akamai Technologies, Inc.	2,362,448	0.1
12,778		Alliance Data Systems Corp.	3,181,722	0.1
67,887	@	Alphabet, Inc. - Class A	57,554,599	1.2
67,517	@	Alphabet, Inc. - Class C	56,009,402	1.2
70,297		Amphenol Corp.	5,003,037	0.1
83,159		Analog Devices, Inc.	6,814,880	0.1
1,198,753		Apple, Inc.	172,212,856	3.7
246,725		Applied Materials, Inc.	9,597,602	0.2
44,749	@	Autodesk, Inc.	3,869,446	0.1
102,568		Automatic Data Processing, Inc.	10,501,937	0.2
91,632		Broadcom Ltd.	20,063,743	0.4
71,626		CA, Inc.	2,271,977	0.1
1,144,217		Cisco Systems, Inc.	38,674,535	0.8
35,724	@	Citrix Systems, Inc.	2,979,024	0.1
139,065	@	Cognizant Technology Solutions Corp.	8,277,149	0.2
212,055		Corning, Inc.	5,725,485	0.1
33,169		CSRA, Inc.	971,520	0.0
230,987	@	eBay, Inc.	7,754,234	0.2
70,434	@	Electronic Arts, Inc.	6,305,252	0.1
14,804	@	F5 Networks, Inc.	2,110,606	0.0
538,119	@	Facebook, Inc.	76,439,804	1.6

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
75,122		Fidelity National Information Services, Inc.	$5,981,214	0.1
49,025	@	Fiserv, Inc.	5,653,073	0.1
31,153		Flir Systems, Inc.	1,130,231	0.0
34,790		Global Payments, Inc.	2,806,857	0.1
28,438		Harris Corp.	3,164,296	0.1
380,385		Hewlett Packard Enterprise Co.	9,015,124	0.2
386,911		HP, Inc.	6,917,969	0.2
196,114		International Business Machines Corp.	34,151,292	0.7
1,080,274		Intel Corp.	38,965,483	0.8
55,521		Intuit, Inc.	6,439,881	0.1
87,277		Juniper Networks, Inc.	2,428,919	0.1
35,811		KLA-Tencor Corp.	3,404,552	0.1
37,208		Lam Research Corp.	4,776,019	0.1
215,268		Mastercard, Inc. - Class A	24,211,192	0.5
49,452		Microchip Technology, Inc.	3,648,569	0.1
236,844	@	Micron Technology, Inc.	6,844,792	0.1
1,765,620		Microsoft Corp.	116,283,733	2.5
37,642		Motorola Solutions, Inc.	3,245,493	0.1
61,909		NetApp, Inc.	2,590,892	0.1
134,578		Nvidia Corp.	14,659,581	0.3
684,783		Oracle Corp.	30,548,170	0.7
72,972		Paychex, Inc.	4,298,051	0.1
256,600	@	PayPal Holdings, Inc.	11,038,932	0.2
28,893	@	Qorvo, Inc.	1,980,904	0.0
337,481		Qualcomm, Inc.	19,351,160	0.4
40,737	@	Red Hat, Inc.	3,523,750	0.1
149,634	@	Salesforce.com, Inc.	12,343,309	0.3
67,444		Seagate Technology	3,097,703	0.1
42,251		Skyworks Solutions, Inc.	4,139,753	0.1
141,394		Symantec Corp.	4,337,968	0.1
34,387	@	Synopsys, Inc.	2,480,334	0.1
81,179		TE Connectivity Ltd.	6,051,894	0.1
29,906	@	Teradata Corp.	930,675	0.0
228,403		Texas Instruments, Inc.	18,400,146	0.4
37,705		Total System Services, Inc.	2,015,709	0.0
20,342	@,L	VeriSign, Inc.	1,771,992	0.0
424,529		Visa, Inc. - Class A	37,727,892	0.8
65,820		Western Digital Corp.	5,432,125	0.1
109,880		Western Union Co.	2,236,058	0.0
195,110		Xerox Corp.	1,432,107	0.0
56,878		Xilinx, Inc.	3,292,667	0.1
200,563	@	Yahoo!, Inc.	9,308,129	0.2
			1,022,976,538	21.9

		Materials: 2.8%
49,716		Air Products & Chemicals, Inc.	6,726,078	0.1
25,720		Albemarle Corp.	2,717,061	0.1
20,434		Avery Dennison Corp.	1,646,980	0.0
39,999		Ball Corp.	2,970,326	0.1
53,264		CF Industries Holdings, Inc.	1,563,298	0.0
255,045		Dow Chemical Co.	16,205,559	0.3
33,471		Eastman Chemical Co.	2,704,457	0.1
59,988		Ecolab, Inc.	7,518,896	0.2
197,542		Du Pont E I de Nemours & Co.	15,868,549	0.3
30,547		FMC Corp.	2,125,766	0.0
303,827	@	Freeport-McMoRan, Inc.	4,059,129	0.1
18,059		International Flavors & Fragrances, Inc.	2,393,359	0.1
93,966		International Paper Co.	4,771,594	0.1
75,418		LyondellBasell Industries NV - Class A	6,877,367	0.1
14,410		Martin Marietta Materials, Inc.	3,144,983	0.1
100,187		Monsanto Co.	11,341,168	0.2
80,015		Mosaic Co.	2,334,838	0.1
121,440		Newmont Mining Corp.	4,002,662	0.1
72,852		Nucor Corp.	4,350,722	0.1
58,743		PPG Industries, Inc.	6,172,714	0.1
65,135		Praxair, Inc.	7,725,011	0.2
44,207		Sealed Air Corp.	1,926,541	0.0
18,548		Sherwin-Williams Co.	5,753,404	0.1
30,242		Vulcan Materials Co.	3,643,556	0.1
57,214		WestRock Co.	2,976,844	0.1
			131,520,862	2.8

		Real Estate: 2.9%
20,307		Alexandria Real Estate Equities, Inc.	2,244,330	0.0
97,608		American Tower Corp.	11,863,276	0.3
35,876		Apartment Investment & Management Co.	1,591,101	0.0
31,378		AvalonBay Communities, Inc.	5,761,001	0.1
35,150		Boston Properties, Inc.	4,654,212	0.1
68,698	@	CBRE Group, Inc.	2,390,003	0.1
82,378		Crown Castle International Corp.	7,780,602	0.2
36,391		Digital Realty Trust, Inc.	3,871,639	0.1
17,753		Equinix, Inc.	7,107,769	0.2
83,877		Equity Residential	5,218,827	0.1
14,977		Essex Property Trust, Inc.	3,467,625	0.1
28,769		Extra Space Storage, Inc.	2,140,126	0.0
16,476		Federal Realty Investment Trust	2,199,546	0.0
133,450		GGP, Inc.	3,093,371	0.1
106,972		HCP, Inc.	3,346,084	0.1
168,908		Host Hotels & Resorts, Inc.	3,151,823	0.1
56,039		Iron Mountain, Inc.	1,998,911	0.0
97,250		Kimco Realty Corp.	2,148,253	0.0
27,620		Macerich Co.	1,778,728	0.0
25,944		Mid-America Apartment Communities, Inc.	2,639,543	0.1
120,948		ProLogis, Inc.	6,274,782	0.1
34,120		Public Storage, Inc.	7,469,209	0.2
61,944		Realty Income Corp.	3,687,526	0.1
33,367		Regency Centers Corp.	2,215,235	0.0
73,075		Simon Property Group, Inc.	12,571,092	0.3
22,981		SL Green Realty Corp.	2,450,234	0.1
61,062		UDR, Inc.	2,214,108	0.0
81,026		Ventas, Inc.	5,269,931	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
39,332		Vornado Realty Trust	$3,945,393	0.1
82,839		Welltower, Inc.	5,866,658	0.1
171,135		Weyerhaeuser Co.	5,815,167	0.1
			136,226,105	2.9

		Telecommunication Services: 2.4%
1,403,253		AT&T, Inc.	58,305,162	1.2
124,884	L	CenturyLink, Inc.	2,943,516	0.1
66,752	@	Level 3 Communications, Inc.	3,819,550	0.1
931,368		Verizon Communications, Inc.	45,404,190	1.0
			110,472,418	2.4

		Utilities: 3.2%
150,613		AES Corp.	1,683,853	0.0
52,023		Alliant Energy Corp.	2,060,631	0.0
55,439		Ameren Corp.	3,026,415	0.1
112,349		American Electric Power Co., Inc.	7,541,988	0.2
40,720		American Water Works Co., Inc.	3,166,794	0.1
98,406		Centerpoint Energy, Inc.	2,713,054	0.1
63,955		CMS Energy Corp.	2,861,347	0.1
69,702		Consolidated Edison, Inc.	5,413,057	0.1
143,515		Dominion Resources, Inc.	11,132,459	0.2
40,998		DTE Energy Co.	4,186,306	0.1
159,851		Duke Energy Corp.	13,109,381	0.3
74,443		Edison International	5,926,407	0.1
40,989		Entergy Corp.	3,113,525	0.1
72,404		Eversource Energy	4,255,907	0.1
211,712		Exelon Corp.	7,617,398	0.2
101,100		FirstEnergy Corp.	3,217,002	0.1
106,836		NextEra Energy, Inc.	13,714,537	0.3
73,903		NiSource, Inc.	1,758,152	0.0
72,195		NRG Energy, Inc.	1,350,047	0.0
115,817		PG&E Corp.	7,685,616	0.2
25,440		Pinnacle West Capital Corp.	2,121,187	0.0
155,308		PPL Corp.	5,806,966	0.1
115,663		Public Service Enterprise Group, Inc.	5,129,654	0.1
32,655		SCANA Corp.	2,134,004	0.1
57,246		Sempra Energy	6,325,683	0.1
226,440		Southern Co.	11,272,183	0.2
72,107		WEC Energy Group, Inc.	4,371,847	0.1
115,893		Xcel Energy, Inc.	5,151,444	0.1
			147,846,844	3.2

	Total Common Stock (Cost $2,902,049,370)		4,632,872,881	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.3%
3,082,967	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $3,083,172, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,144,627, due 04/01/17-02/20/67)	3,082,967	0.0
3,082,967	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $3,083,175, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,144,626, due 05/11/17-12/01/51)	3,082,967	0.1
648,721	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $648,773, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $661,695, due 03/01/37-02/01/47)	648,721	0.0
3,082,967	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $3,083,172, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,144,626, due 04/19/17-02/20/67)	3,082,967	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,083,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $3,083,228, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,144,663, due 01/15/19-02/15/46)	$3,083,000	0.1
		12,980,622	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
26,986,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $26,986,000)	26,986,000	0.6

	Total Short-Term Investments (Cost $39,966,622)	39,966,622	0.9

	Total Investments in Securities (Cost $2,942,015,992)	$4,672,839,503	100.2
	Liabilities in Excess of Other Assets	(7,513,233)	(0.2)
	Net Assets	$4,665,326,270	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $2,976,865,222.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,796,962,718
Gross Unrealized Depreciation	(100,988,437)

Net Unrealized Appreciation	$1,695,974,281

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$4,632,872,881	$–	$–	$4,632,872,881
Short-Term Investments	26,986,000	12,980,622	–	39,966,622
Total Investments, at fair value	$4,659,858,881	$12,980,622	$–	$4,672,839,503
Liabilities Table
Other Financial Instruments+
Futures	$(108,725)	$–	$–	$(108,725)
Total Liabilities	$(108,725)	$–	$–	$(108,725)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2017, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	284	06/16/17	$33,500,640	$(108,725)
			$33,500,640	$(108,725)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$108,725
Total Liability Derivatives		$108,725

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.9%
		Basic Materials: 0.2%
1,260,000	#	Air Liquide Finance SA, 1.375%, 09/27/19	$1,239,536	0.2

		Communications: 0.2%
885,000		Comcast Corp., 5.700%, 05/15/18	926,300	0.2

		Consumer, Cyclical: 1.5%
845,000		American Honda Finance Corp., 2.000%, 02/14/20	847,975	0.2
370,000	#	BMW US Capital LLC, 1.500%, 04/11/19	367,560	0.1
795,000	#	BMW US Capital LLC, 2.150%, 04/06/20	795,583	0.1
530,000	#	Nissan Motor Acceptance Corp., 1.550%, 09/13/19	522,670	0.1
755,000	#	Nissan Motor Acceptance Corp., 2.250%, 01/13/20	755,937	0.1
960,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	960,286	0.2
885,000		PACCAR Financial Corp., 1.300%, 05/10/19	877,769	0.2
2,900,000		Toyota Motor Credit Corp., 1.550%, 07/13/18	2,903,454	0.5
			8,031,234	1.5

		Consumer, Non-cyclical: 3.0%
6,320,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	6,331,515	1.2
5,700,000		Gilead Sciences, Inc., 1.850%, 09/04/18	5,718,394	1.0
1,535,000		Medtronic, Inc., 1.375%, 04/01/18	1,532,633	0.3
2,545,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	2,544,489	0.5
			16,127,031	3.0

		Energy: 0.3%
615,000	#	Schlumberger Holdings Corp., 2.350%, 12/21/18	619,238	0.1
1,115,000		Shell International Finance BV, 1.375%, 09/12/19	1,101,953	0.2
			1,721,191	0.3

		Financial: 13.6%
1,385,000		American Express Credit Corp., 2.200%, 03/03/20	1,389,486	0.3
3,000,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/19	3,000,057	0.5
4,250,000		Bank of America NA, 2.050%, 12/07/18	4,274,365	0.8
5,000,000		Bank of Montreal, 1.400%, 04/10/18	4,991,775	0.9
2,850,000		Bank of Nova Scotia, 2.050%, 06/05/19	2,860,229	0.5
5,700,000		Branch Banking & Trust Co., 2.300%, 10/15/18	5,740,601	1.1
2,080,000		Citibank NA, 2.000%, 03/20/19	2,087,567	0.4
1,860,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	1,861,832	0.3
4,000,000		Credit Suisse AG/New York NY, 2.300%, 05/28/19	4,015,248	0.7
2,000,000	#	Danske Bank A/S, 1.650%, 09/06/19	1,974,926	0.4
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	1,096,712	0.2
3,000,000		Fifth Third Bank/Cincinnati OH, 2.375%, 04/25/19	3,022,551	0.6
8,050,000		JPMorgan Chase & Co., 2.350%, 01/28/19	8,131,555	1.5
325,000		KeyBank NA/Cleveland OH, 1.600%, 08/22/19	321,595	0.1
4,000,000		Lloyds Bank PLC, 2.350%, 09/05/19	4,038,076	0.7
1,970,000	#	Pricoa Global Funding I, 1.450%, 09/13/19	1,945,633	0.4
630,000	#	Principal Life Global Funding II, 1.500%, 04/18/19	624,807	0.1
3,000,000		Royal Bank of Canada, 1.500%, 07/29/19	2,969,991	0.5
2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/19	1,969,986	0.4
250,000		Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	249,124	0.0
1,510,000	#	Sumitomo Mitsui Trust Bank Ltd, 2.050%, 03/06/19	1,508,091	0.3
2,500,000		Toronto-Dominion Bank, 1.950%, 01/22/19	2,511,840	0.5
2,700,000		UBS AG/Stamford CT, 2.350%, 03/26/20	2,709,890	0.5
5,700,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/20	5,722,840	1.0
1,700,000		Wells Fargo & Co., 2.150%, 01/15/19	1,709,180	0.3
2,215,000		Wells Fargo Bank NA, 1.750%, 05/24/19	2,208,907	0.4
1,255,000		Westpac Banking Corp., 1.600%, 08/19/19	1,241,915	0.2
			74,178,779	13.6

		Industrial: 0.4%
1,435,000		Caterpillar Financial Services Corp., 1.350%, 05/18/19	1,417,971	0.3
795,000	#	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20	798,742	0.1
			2,216,713	0.4

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: 0.7%
	3,700,000	Duke Energy Carolinas LLC, 7.000%, 11/15/18	$4,013,194	0.7

		Total Corporate Bonds/Notes (Cost $108,551,836)	108,453,978	19.9

FOREIGN GOVERNMENT BONDS: 4.0%
EUR	605,900	Hellenic Republic Government Bond, 26.070%, 10/15/42	1,496	0.0
	2,120,000	Israel Government AID Bond, 5.500%, 12/04/23	2,521,562	0.5
	2,500,000	Israel Government AID Bond, 5.500%, 04/26/24	2,977,615	0.5
EUR	5,102,927	Italy Buoni Poliennali Del Tesoro, 1.650%, 04/23/20	5,703,422	1.0
NZD	3,525,000	New Zealand Government Bond, 2.500%, 09/20/35	2,586,515	0.5
NZD	5,684,000	New Zealand Government Bond, 3.000%, 09/20/30	4,544,753	0.8
GBP	198,793	United Kingdom Gilt Inflation Linked, 0.125%, 11/22/65	597,910	0.1
GBP	1,994,533	United Kingdom Gilt Inflation Linked, 0.125%, 03/22/26	3,034,295	0.6

		Total Foreign Government Bonds (Cost $22,175,028)	21,967,568	4.0

U.S. TREASURY OBLIGATIONS: 54.1%
		Treasury Inflation Indexed Protected Securities: 54.1%
	16,176,732	0.125%, due 04/15/20	16,423,217	3.0
	15,340,650	0.125%, due 07/15/24	15,211,021	2.8
	21,538,293	0.125%, due 07/15/26	21,030,550	3.9
	3,690,972	0.250%, due 01/15/25	3,662,201	0.7
	8,560,807	0.375%, due 07/15/25	8,587,671	1.6
	19,206,257	0.375%, due 01/15/27	22,013,573	4.0
	15,992,256	0.625%, due 01/15/26	16,295,789	3.0
	2,546,676	0.625%, due 02/15/43	2,373,011	0.4
	16,867,094	0.750%, due 02/15/42	16,251,243	3.0
	7,589,926	0.750%, due 02/15/45	7,239,773	1.3
	4,592,344	0.875%, due 02/15/47	3,888,442	0.7
	7,727,595	1.000%, due 02/15/46	7,855,587	1.4
	10,169,530	1.375%, due 02/15/44	11,233,537	2.1
	16,939,964	1.750%, due 01/15/28	19,178,868	3.5
	10,020,547	2.000%, due 01/15/26	11,380,646	2.1
	8,731,289	2.125%, due 02/15/40	11,034,297	2.0
	11,056,509	2.125%, due 02/15/41	14,043,370	2.6
	13,902,582	2.375%, due 01/15/25	16,046,026	2.9
	8,190,764	2.375%, due 01/15/27	9,691,992	1.8
	8,301,980	2.500%, due 01/15/29	10,163,724	1.9
	4,152,214	3.375%, due 04/15/32	5,840,002	1.1
	12,551,871	3.625%, due 04/15/28	16,704,971	3.1
	20,684,952	3.875%, due 04/15/29	28,646,217	5.2

		Total U.S. Treasury Obligations (Cost $293,358,032)	294,795,728	54.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.8%
		Federal Home Loan Bank: 3.6%
	12,810,000	1.375%, due 02/18/21	12,619,451	2.3
	6,955,000	2.875%, due 09/13/24	7,150,818	1.3
			19,770,269	3.6

		Federal Home Loan Mortgage Corporation: 2.7%##
	1,515,000	1.375%, due 05/01/20	1,503,492	0.3
	12,960,000	2.375%, due 01/13/22	13,199,630	2.4
			14,703,122	2.7

		Federal National Mortgage Association: 5.7%##
	13,450,000	1.375%, due 02/26/21	13,217,692	2.4
	10,140,000	1.875%, due 12/28/20	10,191,582	1.9
	4,830,000	1.875%, due 09/24/26	4,495,078	0.8
	3,120,000	2.625%, due 09/06/24	3,170,569	0.6
			31,074,921	5.7

		Other U.S. Agency Obligations: 1.8%
	9,730,000	1.300%, due 12/14/18	9,734,194	1.8

		Total U.S. Government Agency Obligations (Cost $75,187,007)	75,282,506	13.8

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.2%
		Exchange-Traded Options: 0.0%
312	@	Call on U.S. Treasury 10-Year Note, Strike @ 125.000, Exp. 04/21/17	92,627	0.0
181	@	Put on U.S. Treasury 10-Year Note, Strike @ 122.000, Exp. 04/21/17	5,656	0.0
			98,283	0.0

		Options on Currencies: 0.0%
5,130,000	@	Call EUR vs. Put USD, Strike @ 1.090, Exp. 05/11/17 Counterparty: Deutsche Bank AG	23,556	0.0
4,360,000	@	Call GBP vs. Put USD, Strike @ 1.290, Exp. 05/30/17 Counterparty: Deutsche Bank AG	–	–
10,960,000	@	Call USD vs. Put JPY, Strike @ 115.000, Exp. 07/07/17 Counterparty: Deutsche Bank AG	69,321	0.0
23,690,000	@	Put GBP vs. Call USD, Strike @ 1.200, Exp. 05/19/17 Counterparty: Goldman Sachs International	51,180	0.0
			144,057	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: 0.2%
10,100,000	@	Put on 20-year Interest Rate Swap, Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	$568,960	0.1
1,700,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.680%, Exp. 01/12/21 Counterparty: Deutsche Bank AG	197,029	0.0
5,000,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	7,431	0.0
14,800,000	@	Put on 5-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.25%, Exp. 01/05/22 Counterparty: Deutsche Bank AG	331,109	0.1
			1,104,529	0.2

	Total Purchased Options (Cost $2,644,923)		1,346,869	0.2

	Total Long-Term Investments (Cost $501,916,826)		501,846,649	92.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.7%
		Corporate Bonds/Notes: 4.9%
5,700,000	#	AIG Global Funding, 1.650%, 12/15/17	5,704,389	1.1
4,350,000	#	American Honda Finance Corp., 1.600%, 02/16/18	4,358,030	0.8
5,800,000		Bank of New York Mellon Corp., 1.350%, 03/06/18	5,794,009	1.1
2,900,000		HSBC USA, Inc., 1.625%, 01/16/18	2,898,539	0.5
5,700,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	5,690,493	1.0
2,240,000	#	Schlumberger Holdings Corp., 1.900%, 12/21/17	2,244,184	0.4
			26,689,644	4.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.8%
15,017,475	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $15,017,475)	$15,017,475	2.8

	Total Short-Term Investments (Cost $41,675,776)	41,707,119	7.7

	Total Investments in Securities (Cost $543,592,602)	$543,553,768	99.7
	Assets in Excess of Other Liabilities	1,584,995	0.3
	Net Assets	$545,138,763	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.

EUR	EU Euro
GBP	British Pound
NZD	New Zealand Dollar

Cost for federal income tax purposes is $544,241,812.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,313,767
Gross Unrealized Depreciation	(4,001,811)

Net Unrealized Depreciation	$(688,044)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Purchased Options	$98,283	$1,248,586	$–	$1,346,869
Corporate Bonds/Notes	–	108,453,978	–	108,453,978
Short-Term Investments	15,017,475	26,689,644	–	41,707,119
U.S. Government Agency Obligations	–	75,282,506	–	75,282,506
U.S. Treasury Obligations	–	294,795,728	–	294,795,728
Foreign Government Bonds	–	21,967,568	–	21,967,568
Total Investments, at fair value	$15,115,758	$528,438,010	$–	$543,553,768
Other Financial Instruments+
Centrally Cleared Swaps	–	606,771	–	606,771
Forward Foreign Currency Contracts	–	253,001	–	253,001
Futures	114,240	–	–	114,240
OTC Swaps	–	7,375,286	–	7,375,286
Total Assets	$15,229,998	$536,673,068	$–	$551,903,066
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(595,745)	$–	$(595,745)
Forward Foreign Currency Contracts	–	(86,848)	–	(86,848)
Futures	(292,852)	–	–	(292,852)
OTC Swaps	–	(657,375)	–	(657,375)
Written Options	(14,142)	(646,939)	–	(661,081)
Total Liabilities	$(306,994)	$(1,986,907)	$–	$(2,293,901)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2017, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citibank N.A.	British Pound	2,190,000	Buy	05/08/17	$2,738,431	$2,746,034	$7,603
Commonwealth Bank of Australia	British Pound	1,188,103	Buy	05/08/17	1,494,276	1,489,758	(4,517)
Deutsche Bank AG	British Pound	6,555,000	Buy	05/08/17	8,196,372	8,219,292	22,920
Deutsche Bank AG	British Pound	935,000	Buy	05/08/17	1,168,977	1,172,393	3,416
Deutsche Bank AG	British Pound	3,181,897	Buy	05/08/17	4,003,574	3,989,769	(13,805)
Morgan Stanley & Co. International PLC	British Pound	4,375,000	Buy	05/08/17	5,470,194	5,485,798	15,604
Morgan Stanley & Co. International PLC	British Pound	2,275,000	Buy	05/08/17	2,851,849	2,852,615	766
Royal Bank of Scotland PLC	British Pound	2,100,000	Buy	05/08/17	2,631,751	2,633,182	1,431
							$33,418

ANZ Bank	New Zealand Dollar	936,000	Sell	04/05/17	$658,399	$656,121	$2,278
Bank of America N.A.	EU Euro	405,400	Sell	04/05/17	440,570	432,501	8,069
Bank of America N.A.	EU Euro	286,000	Sell	04/05/17	305,395	305,120	275
Bank of America N.A.	EU Euro	981,000	Sell	04/05/17	1,041,464	1,046,581	(5,117)
Barclays Bank PLC	EU Euro	1,445,119	Sell	04/05/17	1,552,765	1,541,727	11,038
Barclays Bank PLC	British Pound	3,204,000	Sell	04/05/17	3,984,033	4,014,377	(30,344)
Citibank N.A.	EU Euro	18,000	Sell	05/04/17	19,394	19,229	165
Citibank N.A.	British Pound	935,000	Sell	05/08/17	1,170,210	1,172,394	(2,184)
Credit Suisse International	EU Euro	264,000	Sell	04/05/17	285,388	281,649	3,739
Goldman Sachs International	EU Euro	365,000	Sell	04/05/17	385,843	389,400	(3,557)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	EU Euro	73,000	Sell	04/05/17	$77,180	$77,881	$(700)
Goldman Sachs International	EU Euro	67,000	Sell	04/05/17	70,893	71,478	(585)
Goldman Sachs International	EU Euro	631,000	Sell	04/05/17	670,894	673,183	(2,289)
HSBC Bank PLC	British Pound	21,995,000	Sell	05/08/17	27,557,865	27,579,454	(21,589)
Morgan Stanley & Co. International PLC	EU Euro	249,000	Sell	04/05/17	263,485	265,646	(2,161)
Morgan Stanley & Co. International PLC	EU Euro	435,000	Sell	05/04/17	468,773	464,684	4,089
National Australia Bank	New Zealand Dollar	9,386,924	Sell	04/05/17	6,751,508	6,580,084	171,424
State Street Bank and Trust Co.	EU Euro	15,000	Sell	04/05/17	16,187	16,003	184
							$132,735

At March 31, 2017, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-OAT	82	06/08/17	$12,862,745	$17,214
Long-Term Euro-BTP	63	06/08/17	8,783,492	966
U.S. Treasury 10-Year Note	435	06/21/17	54,184,688	(8,255)
U.S. Treasury 5-Year Note	890	06/30/17	104,776,638	12,322
			$180,607,563	$22,247
Short Contracts
90-Day Eurodollar	(347)	12/17/18	(85,006,325)	16,106
Australia 10-Year Bond	(10)	06/15/17	(981,342)	(22,140)
Euro-Bund	(112)	06/08/17	(19,286,778)	(31,247)
Euro-Schatz	(244)	06/08/17	(29,217,372)	18,268
Long Gilt	(59)	06/28/17	(9,430,834)	(71,939)
Short-Term Euro-BTP	(447)	06/08/17	(53,527,652)	(24,254)
U.S. Treasury 2-Year Note	(494)	06/30/17	(106,927,841)	3,580
U.S. Treasury Long Bond	(46)	06/20/17	(6,938,813)	40,546
U.S. Treasury Ultra 10-Year Note	(27)	06/21/17	(3,615,047)	5,238
U.S. Treasury Ultra Long Bond	(91)	06/21/17	(14,616,875)	(135,017)
			$(329,548,879)	$(200,859)

At March 31, 2017, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.608%	LCH.Clearnet	02/15/47	GBP	9,130,000	$(547,472)	$(548,116)
Receive a fixed rate equal to 3.624% and pay a floating rate based on the U.K. Retail Price Index All Items Monthly (UKRPI)	LCH.Clearnet	02/15/47	GBP	5,080,000	559,432	550,945
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.862%	Chicago Mercantile Exchange	01/09/20	USD	20,150,000	33,147	32,816
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.050%	Chicago Mercantile Exchange	08/31/21	USD	22,080,000	3,142	2,765
Receive a floating rate based on the 1-day Overnight Fed Funds Effective Rate (FEDL01) and pay a fixed rate equal to 1.680%	Chicago Mercantile Exchange	08/31/21	USD	6,510,000	20,356	20,245
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.450%	Chicago Mercantile Exchange	11/15/26	USD	3,250,000	(5,696)	(5,757)
Receive a fixed rate equal to 2.680% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/07/27	USD	5,160,000	(22,992)	(23,080)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.729%	Chicago Mercantile Exchange	08/31/46	USD	630,000	(129,980)	(18,792)
					$(90,063)	$11,026

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

At March 31, 2017, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU) and pay a fixed rate equal to 1.125% Counterparty: Deutsche Bank AG	12/08/21	EUR	4,805,000	$11,827	$–	$11,827
Receive a fixed rate equal to 1.407% and pay a floating rated based on the Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU) Counterparty: Deutsche Bank AG	12/08/26	EUR	4,805,000	28,436	–	28,436
Receive a floating rate based on the Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU) and pay a fixed rate equal to 1.470% Counterparty: Deutsche Bank AG	03/15/27	EUR	1,110,000	(16,502)	–	(16,502)
Receive a fixed rate equal to 1.970% and pay a floating rate based on the Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU) Counterparty: Deutsche Bank AG	03/15/47	EUR	1,110,000	58,692	–	58,692
Receive a floating rate based on the U.K. Retail Price Index All Items Monthly (UKRPI) and pay a fixed rate equal to 3.568% Counterparty: Deutsche Bank AG	03/15/47	GBP	805,000	(46,820)	–	(46,820)
Receive a floating rate based on the U.K. Retail Price Index All Items Monthly (UKRPI) and pay a fixed rate equal to 3.485% Counterparty: Deutsche Bank AG	03/23/47	GBP	395,000	(178)	–	(178)
Receive a fixed rate equal to 3.523% and pay a floating rate based on the U.K. Retail Price Index All Items Monthly (UKRPI) Counterparty: Morgan Stanley & Co. Inc.	02/15/27	GBP	7,280,000	55,646	98	55,548
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.680% Counterparty: Barclays Bank PLC	04/15/17	USD	26,000,000	245,148	–	245,148
Receive a fixed rate equal to 1.630% and pay a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) Counterparty: Barclays Bank PLC	09/13/17	USD	11,210,000	(66,243)	–	(66,243)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD	20,575,000	(527,632)	–	(527,632)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.585% Counterparty: Barclays Bank PLC	09/13/18	USD	11,210,000	147,154	–	147,154
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.518% Counterparty: Barclays Bank PLC	12/11/19	USD	15,000,000	342,029	–	342,029
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.375% Counterparty: Barclays Bank PLC	01/15/20	USD	16,000,000	471,486	–	471,486
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.174% Counterparty: Barclays Bank PLC	02/16/20	USD	18,000,000	33,496	–	33,496
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.616% Counterparty: Barclays Bank PLC	04/15/20	USD	7,000,000	182,445	–	182,445
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.437% Counterparty: Barclays Bank PLC	01/15/21	USD	22,000,000	751,089	–	751,089

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.628% Counterparty: Citibank N.A.	04/15/19	USD	8,500,000	$169,920	$–	$169,920
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.623% Counterparty: Citibank N.A.	09/22/21	USD	8,000,000	237,600	–	237,600
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.649% Counterparty: Citibank N.A.	12/11/21	USD	13,000,000	355,256	–	355,256
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.515% Counterparty: Citibank N.A.	01/15/22	USD	34,000,000	1,228,959	–	1,228,959
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.560% Counterparty: Citibank N.A.	01/15/23	USD	37,000,000	1,468,673	–	1,468,673
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.660% Counterparty: Citibank N.A.	09/22/23	USD	12,500,000	480,855	–	480,855
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.689% Counterparty: Citibank N.A.	09/22/24	USD	26,000,000	1,106,575	–	1,106,575
				$6,717,911	$98	$6,717,813

At March 31, 2017, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Termination Date	Notional Amount		Premiums Received	Fair Value
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx)	Deutsche Bank AG	2.500%	Maximum of HICPx for January 2022 divided by HICPx for January 2012 minus 2.500% or $0. Portfolio receives premium and payment at expiration.	04/26/22	EUR	3,140,000	$217,411	$(594)
							$217,411	$(594)

At March 31, 2017, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Call on U.S. Treasury 10-Year Note	126.00	04/21/17	181	$13,878	$(14,142)
				$13,878	$(14,142)

At March 31, 2017, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,130,000	Barclays Bank PLC	Call EUR vs. Put USD	1.090	EUR	05/11/17	$59,370	$(23,556)
8,785,000	Goldman Sachs International	Call GBP vs. Put USD	1.290	GBP	05/19/17	79,805	(33,537)
23,690,000	Goldman Sachs International	Put GBP vs. Call USD	1.170	GBP	05/19/17	134,349	(15,878)
		Total Written OTC Options				$273,524	$(72,971)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

At March 31, 2017, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 2-Year Interest Rate Swap	Deutsche Bank AG	0.900%	Pay	3-month USD-LIBOR-BBA	06/07/18	USD	41,800,000	$207,317	$(9,235)
Call on 2-Year Interest Rate Swap	Deutsche Bank AG	1.700%	Pay	3-month USD-LIBOR-BBA	03/29/19	USD	22,000,000	81,400	(76,727)
Put on 20-Year Interest Rate Swap	Deutsche Bank AG	4.500%	Receive	6-month EUR-EURIBOR-Reuters	06/08/22	EUR	10,100,000	475,559	(99,659)
Put on 2-Year Interest Rate Swap	Deutsche Bank AG	1.900%	Receive	3-month USD-LIBOR-BBA	06/07/18	USD	41,800,000	177,271	(278,750)
Put on 2-Year Interest Rate Swap	Deutsche Bank AG	2.700%	Receive	3-month USD-LIBOR-BBA	03/29/19	USD	22,000,000	110,000	(109,003)
				Total Written Swaptions				$1,051,547	$(573,374)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$144,057
Interest rate contracts	Purchased options	1,202,812
Foreign exchange contracts	Forward foreign currency contracts	253,001
Interest rate contracts	Futures contracts	114,240
Interest rate contracts	Interest rate swaps	606,771
Interest rate contracts	Inflation-linked swaps	7,375,286
Total Asset Derivatives		$9,696,167

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$86,848
Interest rate contracts	Futures contracts	292,852
Interest rate contracts	Interest rate swaps	595,745
Interest rate contracts	Inflation-linked swaps	657,375
Foreign exchange contracts	Written options	72,971
Interest rate contracts	Written options	588,110
Total Liability Derivatives		$2,293,901

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	Citibank N.A.	Commonwealth Bank of Australia	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	Morgan Stanley & Co. Inc.	Morgan Stanley & Co. International PLC	National Australia Bank	Royal Bank of Scotland PLC	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$-	$-	$7,431	$-	$-	$-	$1,189,975	$51,180	$-	$-	$-	$-	$-	$-	$1,248,586
Forward foreign currency contracts	2,278	8,344	11,038	7,768	-	3,739	26,336	-	-	-	20,459	171,424	1,431	184	253,001
Inflation-linked swaps	-	-	2,172,847	5,047,838	-	-	98,955	-	-	55,646	-	-	-	-	7,375,286
Total Assets	$2,278	$8,344	$2,191,316	$5,055,606	$-	$3,739	$1,315,266	$51,180	$-	$55,646	$20,459	$171,424	$1,431	$184	$8,876,873

Liabilities:
Forward foreign currency contracts	$-	$5,117	$30,344	$2,184	$4,517	$-	$13,805	$7,131	$21,589	$-	$2,161	$-	$-	$-	$86,848
Inflation-linked swaps	-	-	593,875	-	-	-	63,500	-	-	-	-	-	-	-	657,375
Written options	-	-	23,556	-	-	-	573,968	49,415	-	-	-	-	-	-	646,939
Total Liabilities	$-	$5,117	$647,775	$2,184	$4,517	$-	$651,273	$56,546	$21,589	$-	$2,161	$-	$-	$-	$1,391,162

Net OTC derivative instruments by counterparty, at fair value	$2,278	$3,227	$1,543,541	$5,053,422	$(4,517)	$3,739	$663,993	$(5,366)	$(21,589)	$55,646	$18,298	$171,424	$1,431	$184	$7,485,711

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$(1,543,541)	$(5,053,422)	$-	$-	$(663,993)	$-	$-	$-	$-	$-	$-	$-	$(7,260,956)

Net Exposure(1)(2)	$2,278	$3,227	$-	$-	$(4,517)	$3,739	$-	$(5,366)	$(21,589)	$55,646	$18,298	$171,424	$1,431	$184	$224,755

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At March 31, 2017, the Portfolio had received $1,580,000, $5,110,000 and $820,000 in cash collateral from Barclays Bank PLC, Citibank N.A. and Deutsche Bank AG, respectively.. Excess cash collateral is not shown for financial reporting purposes.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Australia: 6.1%
288,060		Dexus Property Group NPV	$2,149,962	0.7
989,321		Goodman Group	5,849,246	1.8
842,021		GPT Group	3,313,902	1.0
776,057		Mirvac Group	1,298,360	0.4
2,133,689		Scentre Group	6,994,948	2.2
			19,606,418	6.1

		Austria: 0.4%
49,658		BUWOG AG	1,251,393	0.4

		France: 3.6%
26,410	@,L	Gecina S.A.	3,580,913	1.1
146,496	L	Klepierre	5,691,470	1.7
10,879	L	Unibail-Rodamco SE	2,536,672	0.8
			11,809,055	3.6

		Germany: 3.7%
35,983	#	ADO Properties SA	1,291,810	0.4
78,629		Deutsche Wohnen AG	2,589,377	0.8
68,426		LEG Immobilien AG	5,608,897	1.7
73,974		Vonovia SE	2,606,251	0.8
			12,096,335	3.7

		Hong Kong: 10.1%
1,078,000		Cheung Kong Property Holdings Ltd.	7,272,004	2.2
2,034,000		Hang Lung Properties Ltd.	5,287,733	1.6
406,300		Hongkong Land Holdings Ltd. - HKHGF	3,122,513	1.0
929,500		Link REIT	6,514,637	2.0
640,000		New World Development Ltd.	788,592	0.2
503,100		Sun Hung Kai Properties Ltd.	7,395,701	2.3
773,800		Swire Properties Ltd.	2,480,008	0.8
			32,861,188	10.1

		Japan: 11.2%
409		Activia Properties, Inc.	1,950,768	0.6
15,400		Daito Trust Construction Co., Ltd.	2,117,449	0.6
2,013		Japan Retail Fund Investment Corp.	3,950,994	1.2
549		Kenedix Office Investment Corp.	3,237,797	1.0
59,319		Mitsubishi Estate Co., Ltd.	1,081,188	0.3
392,682		Mitsui Fudosan Co., Ltd.	8,384,476	2.6
1,813		Mori Hills REIT Investment Corp.	2,429,710	0.8
2,506		Nippon Prologis REIT, Inc.	5,432,223	1.7
2,258		Orix JREIT, Inc.	3,575,026	1.1
261,000		Hulic Co. Ltd.	2,463,627	0.8
61,000		Sumitomo Realty & Development Co., Ltd.	1,584,318	0.5
			36,207,576	11.2

		Netherlands: 0.8%
45,922	L	Eurocommercial Properties NV	1,644,456	0.5
258,526		NSI NV	1,061,816	0.3
			2,706,272	0.8

		Singapore: 0.8%
905,700		Global Logistic Properties Ltd.	1,799,788	0.5
762,613		Mapletree Commercial Trust	834,112	0.3
			2,633,900	0.8

		Spain: 0.3%
56,225		Hispania Activos Inmobiliarios SOCIMI SA	806,762	0.3

		Sweden: 0.8%
39,791	L	Fabege AB	632,612	0.2
128,563		Hufvudstaden AB	1,904,443	0.6
			2,537,055	0.8

		Switzerland: 0.5%
18,108	@	PSP Swiss Property AG	1,647,661	0.5

		United Kingdom: 4.7%
158,622		Great Portland Estates PLC	1,294,697	0.4
373,482		Hammerson PLC	2,670,530	0.8
445,604		Land Securities Group PLC	5,918,167	1.9
215,602		Safestore Holdings PLC	1,019,159	0.3
390,499		Segro PLC	2,232,621	0.7
377,560		Tritax Big Box REIT Plc	684,022	0.2
176,445	@	Unite Group PLC	1,407,094	0.4
			15,226,290	4.7

		United States: 55.8%
35,200		Alexandria Real Estate Equities, Inc.	3,890,304	1.2
67,500		American Campus Communities, Inc.	3,212,325	1.0
97,389		American Homes 4 Rent	2,236,051	0.7
39,925		AvalonBay Communities, Inc.	7,330,230	2.3
24,000		Boston Properties, Inc.	3,177,840	1.0
50,900		Colony Starwood Homes	1,728,055	0.5
31,962		Crown Castle International Corp.	3,018,811	0.9
72,830		CubeSmart	1,890,667	0.6
74,425		DCT Industrial Trust, Inc.	3,581,331	1.1
304,000		DDR Corp.	3,809,120	1.2
116,500		DiamondRock Hospitality Co.	1,298,975	0.4
61,861		Digital Realty Trust, Inc.	6,581,392	2.0
8,300		Equinix, Inc.	3,323,071	1.0
54,500		Equity Residential	3,390,990	1.0
58,600		Forest City Realty Trust, Inc.	1,276,308	0.4

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
151,200		Gaming and Leisure Properties, Inc.	$5,053,104	1.6
394,882		GGP, Inc.	9,153,365	2.8
145,600		HCP, Inc.	4,554,368	1.4
86,800		Healthcare Realty Trust, Inc.	2,821,000	0.9
85,591		Healthcare Trust of America, Inc.	2,692,693	0.8
302,021		Host Hotels & Resorts, Inc.	5,635,712	1.7
74,306		Hudson Pacific Properties, Inc.	2,573,960	0.8
77,900	@	Invitation Homes, Inc.	1,700,557	0.5
48,100		Kilroy Realty Corp.	3,467,048	1.1
186,400		Kimco Realty Corp.	4,117,576	1.3
41,500		Mid-America Apartment Communities, Inc.	4,222,210	1.3
116,400		Paramount Group, Inc.	1,886,844	0.6
192,597		ProLogis, Inc.	9,991,932	3.1
36,244		Public Storage, Inc.	7,934,174	2.4
82,000		Regency Centers Corp.	5,443,980	1.7
85,971		Simon Property Group, Inc.	14,789,591	4.6
60,000		SL Green Realty Corp.	6,397,200	2.0
393,202		Spirit Realty Capital, Inc.	3,983,136	1.2
74,100		Sun Communities, Inc.	5,952,453	1.8
175,838		Sunstone Hotel Investors, Inc.	2,695,596	0.8
133,575		UDR, Inc.	4,843,429	1.5
568,400		VEREIT, Inc.	4,825,716	1.5
82,631		Vornado Realty Trust	8,288,716	2.6
116,400		Welltower, Inc.	8,243,448	2.5
			181,013,278	55.8

	Total Common Stock (Cost $246,710,767)		320,403,183	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	Securities Lending Collateralcc: 3.8%
2,931,301	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $2,931,496, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,989,928, due 04/01/17-02/20/67)	2,931,301	0.9
616,822	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $616,864, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $629,159, due 05/11/17-12/01/51)	616,822	0.2
2,931,301	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $2,931,503, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $2,989,927, due 02/15/43-02/15/44)	2,931,301	0.9
2,931,301	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,931,518, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $2,989,927, due 08/15/21-09/09/49)	2,931,301	0.9
2,931,300	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $2,931,517, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,989,929, due 01/15/19-02/15/46)	2,931,300	0.9
		12,342,025	3.8

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
2,255,169	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $2,255,169)	$2,255,169	0.7

	Total Short-Term Investments (Cost $14,597,194)	14,597,194	4.5

	Total Investments in Securities (Cost $261,307,961)	$335,000,377	103.3
	Liabilities in Excess of Other Assets	(10,593,592)	(3.3)
	Net Assets	$324,406,785	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $280,969,954.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$69,943,727
Gross Unrealized Depreciation	(15,913,304)

Net Unrealized Appreciation	$54,030,423

REIT Diversification	Percentage of Net Assets
REITS - Diversified	18.6%
Real Estate Operation/Development	15.4
REITS - Shopping Centers	10.9
REITS - Office Property	9.7
REITS - Apartments	8.3
REITS - Regional Malls	7.4
REITS - Warehouse/Industrial	6.1
REITS - Health Care	5.6
Real Estate Management/Services	4.1
REITS - Storage	3.0
REITS - Hotels	2.9
REITS - Manufactured Homes	1.8
Casino Services	1.6
REITS - Single Tenant	1.2
Web Hosting/Design	1.0
Diversified REITs	0.9
Storage/Warehousing	0.3
Assets in Excess of Other Liabilities*	1.2
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$19,606,418	$–	$19,606,418
Austria	–	1,251,393	–	1,251,393
France	–	11,809,055	–	11,809,055
Germany	–	12,096,335	–	12,096,335
Hong Kong	–	32,861,188	–	32,861,188
Japan	4,380,478	31,827,098	–	36,207,576
Netherlands	1,061,816	1,644,456	–	2,706,272
Singapore	834,112	1,799,788	–	2,633,900
Spain	–	806,762	–	806,762
Sweden	–	2,537,055	–	2,537,055
Switzerland	–	1,647,661	–	1,647,661
United Kingdom	2,091,116	13,135,174	–	15,226,290
United States	181,013,278	–	–	181,013,278
Total Common Stock	189,380,800	131,022,383	–	320,403,183
Short-Term Investments	2,255,169	12,342,025	–	14,597,194
Total Investments, at fair value	$191,635,969	$143,364,408	$–	$335,000,377
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(58)	$–	$(58)
Total Liabilities	$–	$(58)	$–	$(58)

(1)	For the period ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2017, securities valued at $929,983 and $4,198,409 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for VY® Clarion Global Real Estate Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman & Co.	Japanese Yen	2,038,790	Buy	04/03/17	$18,371	$18,313	$(58)
							$(58)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$58
Total Liability Derivatives		$58

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

Brown Brothers Harriman & Co.
Liabilities:
Forward foreign currency contracts	$58
Total Liabilities	$58

Net OTC derivative instruments by counterparty, at fair value	$(58)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$(58)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Casino Services: 1.9%
319,400		Gaming and Leisure Properties, Inc.	$10,674,348	1.9

		Real Estate: 7.9%
164,400		Colony Starwood Homes	5,581,380	1.0
564,200		DiamondRock Hospitality Co.	6,290,830	1.1
871,950		GGP, Inc.	20,211,801	3.6
132,000	@	Invitation Homes, Inc.	2,881,560	0.5
130,311		Park Hotels & Resorts, Inc.	3,345,083	0.6
126,500		The Geo Group, Inc.	5,865,805	1.1
			44,176,459	7.9

		REITS - Apartments: 13.1%
202,900		American Campus Communities, Inc.	9,656,011	1.7
218,800		American Homes 4 Rent	5,023,648	0.9
107,952		AvalonBay Communities, Inc.	19,819,987	3.5
249,171		Equity Residential	15,503,420	2.8
120,500		Mid-America Apartment Communities, Inc.	12,259,670	2.2
308,403		UDR, Inc.	11,182,693	2.0
			73,445,429	13.1

		REITS - Diversified: 11.9%
59,300		Crown Castle International Corp.	5,600,885	1.0
141,157		Digital Realty Trust, Inc.	15,017,693	2.7
237,200		Duke Realty Corp.	6,231,244	1.1
256,700		Forest City Realty Trust, Inc.	5,590,926	1.0
248,100		Liberty Property Trust	9,564,255	1.7
242,200		STORE Capital Corp.	5,783,736	1.0
188,813		Vornado Realty Trust	18,939,832	3.4
			66,728,571	11.9

		REITS - Health Care: 9.6%
545,400		HCP, Inc.	17,060,112	3.0
186,845		Healthcare Realty Trust, Inc.	6,072,463	1.1
274,457		Healthcare Trust of America, Inc.	8,634,417	1.5
315,600		Welltower, Inc.	22,350,792	4.0
			54,117,784	9.6

		REITS - Hotels: 4.6%
794,368		Host Hotels & Resorts, Inc.	14,822,907	2.6
137,164	L	MGM Growth Properties LLC	3,710,286	0.7
493,552		Sunstone Hotel Investors, Inc.	7,566,152	1.3
			26,099,345	4.6

		REITS - Manufactured Homes: 2.3%
161,151		Sun Communities, Inc.	12,945,260	2.3

		REITS - Office Property: 13.7%
92,400		Alexandria Real Estate Equities, Inc.	10,212,048	1.8
127,256		Boston Properties, Inc.	16,849,967	3.0
135,600		Corporate Office Properties Trust SBI MD	4,488,360	0.8
209,440		Hudson Pacific Properties, Inc.	7,255,002	1.3
106,900		Kilroy Realty Corp.	7,705,352	1.4
304,000		Paramount Group, Inc.	4,927,840	0.9
129,874		SL Green Realty Corp.	13,847,166	2.4
1,380,594		VEREIT, Inc.	11,721,243	2.1
			77,006,978	13.7

		REITS - Regional Malls: 7.9%
258,905		Simon Property Group, Inc.	44,539,427	7.9

		REITS - Shopping Centers: 7.2%
611,400		DDR Corp.	7,660,842	1.4
516,778		Kimco Realty Corp.	11,415,626	2.0
193,300		Regency Centers Corp.	12,833,187	2.3
257,300		Weingarten Realty Investors	8,591,247	1.5
			40,500,902	7.2

		REITS - Single Tenant: 1.7%
942,100		Spirit Realty Capital, Inc.	9,543,473	1.7

		REITS - Storage: 5.8%
245,600		CubeSmart	6,375,776	1.1
119,964		Public Storage, Inc.	26,261,319	4.7
			32,637,095	5.8

		REITS - Warehouse/Industrial: 6.7%
144,450		DCT Industrial Trust, Inc.	6,950,934	1.3
466,384		ProLogis, Inc.	24,196,002	4.3
129,230		QTS Realty Trust, Inc.	6,299,962	1.1
			37,446,898	6.7

		Web Hosting/Design: 4.6%
65,294		Equinix, Inc.	26,141,759	4.6

	Total Common Stock (Cost $525,057,760)		556,003,728	98.9

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc: 0.4%
452,463	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $452,493, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $461,512, due 04/01/17-02/20/67)	$452,463	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $1,000,069, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	1,000,000	0.1
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $1,000,074, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $1,020,000, due 08/15/21-09/09/49)	1,000,000	0.2
		2,452,463	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
3,428,466	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $3,428,466)	3,428,466	0.6

	Total Short-Term Investments (Cost $5,880,929)	5,880,929	1.0

	Total Investments in Securities (Cost $530,938,689)	$561,884,657	99.9
	Assets in Excess of Other Liabilities	700,717	0.1
	Net Assets	$562,585,374	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $534,369,787.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$43,867,850
Gross Unrealized Depreciation	(16,352,980)

Net Unrealized Appreciation	$27,514,870

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$556,003,728	$–	$–	$556,003,728
Short-Term Investments	3,428,466	2,452,463	–	5,880,929
Total Investments, at fair value	$559,432,194	$2,452,463	$–	$561,884,657

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 13.3%
164,000		Advtech Ltd.	$244,480	0.0
2,500	@	Autozone, Inc.	1,807,625	0.2
36,700	@,L	Bojangles', Inc.	752,350	0.1
9,000	@	Buffalo Wild Wings, Inc.	1,374,750	0.2
29,000		Darden Restaurants, Inc.	2,426,430	0.3
34,200	@	Deckers Outdoor Corp.	2,042,766	0.2
44,247		Delphi Automotive PLC	3,561,441	0.4
102,582		DineEquity, Inc.	5,582,512	0.7
33,873	@	Dollar Tree, Inc.	2,657,675	0.3
4,400		Ethan Allen Interiors, Inc.	134,860	0.0
78,880		Foot Locker, Inc.	5,901,013	0.7
211,166		Gentex Corp.	4,504,171	0.5
153,702	@	G-III Apparel Group Ltd.	3,364,537	0.4
200	L	GNC Holdings, Inc.	1,472	0.0
288,165	@	Houghton Mifflin Harcourt Co.	2,924,875	0.3
57,900		ILG, Inc.	1,213,584	0.1
209,173		Interpublic Group of Cos., Inc.	5,139,381	0.6
40,720	@	iRobot Corp.	2,693,221	0.3
15,682		John Wiley & Sons, Inc.	843,692	0.1
9,188		Jubilant Foodworks Ltd.	156,686	0.0
35,900	@	Kate Spade & Co.	833,957	0.1
57,157		Las Vegas Sands Corp.	3,261,950	0.4
101,700		Lennar Corp. - Class A	5,206,023	0.6
11,400	@	Liberty Interactive Corp. QVC Group	228,228	0.0
48,900	L	Lions Gate Entertainment Corp. - A	1,298,784	0.2
48,900	@	Lions Gate Entertainment Corp. - B	1,192,182	0.1
57,500	@	LKQ Corp.	1,683,025	0.2
1,900	#,@	Maisons du Monde SA	59,794	0.0
49,700	@	Michael Kors Holdings Ltd.	1,894,067	0.2
4,000	@	Mohawk Industries, Inc.	917,960	0.1
2,300	@	Murphy USA, Inc.	168,866	0.0
7,300		Naspers Ltd.	1,257,880	0.1
42,700	@	New Oriental Education & Technology Group, Inc. ADR	2,578,226	0.3
86,100		News Corp - Class A	1,119,300	0.1
1,163	@	NVR, Inc.	2,450,301	0.3
15,600		Omnicom Group	1,344,876	0.2
2,029		Page Industries Ltd.	456,897	0.1
53,100	@,L	Party City Holdco, Inc.	746,055	0.1
54,929	L	Polaris Industries, Inc.	4,603,050	0.5
284,500		Pulte Group, Inc.	6,699,975	0.8
46,500		PVH Corp.	4,811,355	0.6
9,400		Ralph Lauren Corp.	767,228	0.1
19,800	@	Restaurant Group PLC	82,621	0.0
1,500		Ross Stores, Inc.	98,805	0.0
22,805	@	Select Comfort Corp.	565,336	0.1
3,900	@	SodaStream International Ltd.	188,877	0.0
8,116		Tenneco, Inc.	506,601	0.1
41,000		Texas Roadhouse, Inc.	1,825,730	0.2
32,500		TJX Cos., Inc.	2,570,100	0.3
105,200	@	Toll Brothers, Inc.	3,798,772	0.5
22,400		VF Corp.	1,231,328	0.1
52,500	@	Vista Outdoor, Inc.	1,080,975	0.1
15,632	@	Visteon Corp.	1,531,154	0.2
43,800	L	Williams-Sonoma, Inc.	2,348,556	0.3
62,222		Wyndham Worldwide Corp.	5,244,692	0.6
78,600	@	Yum China Holdings, Inc.	2,137,920	0.3
			114,118,967	13.3

		Consumer Staples: 1.1%
9,300	@,L	Amplify Snack Brands, Inc.	78,120	0.0
1,765		Britannia Industries Ltd.	91,732	0.0
264,114		C&C Group PLC	1,024,189	0.1
20,263		CVS Health Corp.	1,590,646	0.2
23,832		Dr Pepper Snapple Group, Inc.	2,333,629	0.3
136,500	@	Hostess Brands, Inc.	2,166,255	0.2
4,446		Ingredion, Inc.	535,432	0.1
1,300		JM Smucker Co.	170,404	0.0
8,800		Kroger Co.	259,512	0.0
6,100	@	TreeHouse Foods, Inc.	516,426	0.1
12,000	@	United Natural Foods, Inc.	518,760	0.1
			9,285,105	1.1

		Energy: 4.6%
10,200		Anadarko Petroleum Corp.	632,400	0.1
54,089		Apache Corp.	2,779,634	0.3
11,100	@	Arch Coal, Inc.	765,234	0.1
43,319		Baker Hughes, Inc.	2,591,343	0.3
27,200		Cabot Oil & Gas Corp.	650,352	0.1
27,566		Cimarex Energy Co.	3,293,861	0.4
55,900	@,L	Dril-Quip, Inc.	3,049,345	0.4
400,500		Ensco PLC	3,584,475	0.4
124,500	L	Frank's International N.V.	1,315,965	0.1
62,200		Halliburton Co.	3,060,862	0.4
60,400		National Oilwell Varco, Inc.	2,421,436	0.3
44,700	@	Newfield Exploration Co.	1,649,877	0.2
66,000		Noble Corp. PLC	408,540	0.0
68,400		Oceaneering International, Inc.	1,852,272	0.2
16,000	@	PDC Energy, Inc.	997,600	0.1
298,500	@	Southwestern Energy Co.	2,438,745	0.3
147,900		Suncor Energy, Inc.	4,540,931	0.5
31,000	L	Teekay LNG Partners L.P.	544,050	0.1
26,300		Western Refining, Inc.	922,341	0.1
48,100		World Fuel Services Corp.	1,743,625	0.2
			39,242,888	4.6

		Financials: 19.4%
30,400		Affiliated Managers Group, Inc.	4,983,776	0.6
87,400		Aflac, Inc.	6,329,508	0.7

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
8,900		Ameriprise Financial, Inc.	$1,154,152	0.1
6,207		Bajaj Finserv Ltd.	391,783	0.0
57,816		BankUnited, Inc.	2,157,115	0.3
23,944		Beneficial Bancorp, Inc.	383,104	0.0
149,048		Boston Private Financial Holdings, Inc.	2,444,387	0.3
3,600		Brown & Brown, Inc.	150,192	0.0
44,700		Capital One Financial Corp.	3,873,702	0.5
13,600		CBOE Holdings, Inc.	1,102,552	0.1
13,831		Chubb Ltd.	1,884,474	0.2
158,300		CIT Group, Inc.	6,795,819	0.8
66,113		Comerica, Inc.	4,534,030	0.5
75,590		Commerce Bancshares, Inc.	4,245,134	0.5
9,000		CRISIL Ltd.	263,947	0.0
113,233		CVB Financial Corp.	2,501,317	0.3
1,000		Diamond Hill Investment Group, Inc.	194,550	0.0
63,600		Direct Line Insurance Group PLC	276,713	0.0
21,000		Discover Financial Services	1,436,190	0.2
3,100	@	E*Trade Financial Corp.	108,159	0.0
297,149	@	Essent Group Ltd.	10,747,879	1.3
3,300	@	Federated Investors, Inc.	87,210	0.0
123,000		First American Financial Corp.	4,831,440	0.6
4,400		First Citizens BancShares, Inc.	1,475,628	0.2
108,700		First Commonwealth Financial Corp.	1,441,362	0.2
46,100		First Republic Bank	4,324,641	0.5
300		Greenhill & Co., Inc.	8,790	0.0
8,396		Hilltop Holdings, Inc.	230,638	0.0
169,388	@	Hiscox Ltd.	2,321,816	0.3
55,169		Housing Development Finance Corp.	1,276,357	0.2
463,227		Huntington Bancshares, Inc.	6,202,610	0.7
48,300		Invesco Ltd.	1,479,429	0.2
134,700		Investors Bancorp, Inc.	1,936,986	0.2
8,500		KRUK SA	515,697	0.1
165,315		Ladder Capital Corp.	2,387,149	0.3
92,567		Lakeland Financial Corp.	3,991,489	0.5
37,342		Lazard Ltd.	1,717,359	0.2
45,800		Legg Mason, Inc.	1,653,838	0.2
33,100		M&T Bank Corp.	5,121,563	0.6
12,701		Marsh & McLennan Cos., Inc.	938,477	0.1
16,000		Moody's Corp.	1,792,640	0.2
43,100	@	OneMain Holdings, Inc.	1,071,035	0.1
43,497		Primerica, Inc.	3,575,453	0.4
107,000		Principal Financial Group, Inc.	6,752,770	0.8
22,200		Progressive Corp.	869,796	0.1
27,168		Prosperity Bancshares, Inc.	1,893,881	0.2
44,581		Raymond James Financial, Inc.	3,399,747	0.4
229,600		Regions Financial Corp.	3,336,088	0.4
74,278		Reinsurance Group of America, Inc.	9,431,820	1.1
52,499		S&P Global, Inc.	6,863,719	0.8
781,700	@	SLM Corp.	9,458,570	1.1
61,700	@	Stifel Financial Corp.	3,096,723	0.4
75,387		SunTrust Banks, Inc.	4,168,901	0.5
124,800		Synchrony Financial	4,280,640	0.5
168,274		TCF Financial Corp.	2,864,024	0.3
63,300		UMB Financial Corp.	4,767,123	0.6
18,000		Valley National Bancorp	212,400	0.0
			165,736,292	19.4

		Health Care: 15.1%
75,000		Agilent Technologies, Inc.	3,965,250	0.5
9,800	@	Alere, Inc.	389,354	0.0
37,900	@	Alexion Pharmaceuticals, Inc.	4,594,996	0.5
77,100	@	AMAG Pharmaceuticals, Inc.	1,738,605	0.2
5,900		AmerisourceBergen Corp.	522,150	0.1
24,000		Amgen, Inc.	3,937,680	0.5
16,500		Becton Dickinson & Co.	3,026,760	0.4
18,000	@	BioMarin Pharmaceutical, Inc.	1,580,040	0.2
352,665	@	Boston Scientific Corp.	8,770,778	1.0
91,000		Bruker Corp.	2,123,030	0.2
200	@	Cambrex Corp.	11,010	0.0
78,398		Cardinal Health, Inc.	6,393,357	0.7
89,700	@	Catalent, Inc.	2,540,304	0.3
14,600	@	Centene Corp.	1,040,396	0.1
1,000	@	Charles River Laboratories International, Inc.	89,950	0.0
1,200		Cigna Corp.	175,788	0.0
12,107		Cooper Cos., Inc.	2,420,068	0.3
63,400	@	DaVita, Inc.	4,309,298	0.5
69,200		Dentsply Sirona, Inc.	4,320,848	0.5
86,600	@	Endo International PLC	966,456	0.1
33,900	@	Envision Healthcare Corp.	2,078,748	0.2
28,910	@	HCA Holdings, Inc.	2,572,701	0.3
30,800		Hill-Rom Holdings, Inc.	2,174,480	0.3
82,000	@	Hologic, Inc.	3,489,100	0.4
56,832	@	Jazz Pharmaceuticals PLC	8,248,028	1.0
32,400	@	Laboratory Corp. of America Holdings	4,648,428	0.5
16,516	@,L	LivaNova PLC	809,449	0.1
34,944		McKesson Corp.	5,180,797	0.6
48,400		Medtronic PLC	3,899,104	0.5
49,700		Olympus Corp.	1,918,250	0.2
5,600	@	Pacira Pharmaceuticals, Inc.	255,360	0.0
8,800	@	Parexel International Corp.	555,368	0.1
21,400		Perrigo Co. PLC	1,420,746	0.2
33,800	@	Premier, Inc.	1,075,854	0.1
6,900		Quest Diagnostics, Inc.	677,511	0.1
3,100	@	Regeneron Pharmaceuticals, Inc.	1,201,281	0.1

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
44,800	@	REGENXBIO, Inc.	$864,640	0.1
23,481		Resmed, Inc.	1,689,928	0.2
15,010		Ryman Healthcare Ltd.	88,449	0.0
21,500	@	Seattle Genetics, Inc.	1,351,490	0.2
258,842		Spire Healthcare Group PLC	1,050,627	0.1
93,800		STERIS PLC	6,515,348	0.8
138,162		Teva Pharmaceutical Industries Ltd. ADR	4,433,619	0.5
2,000	@,L	Theravance Biopharma, Inc.	73,640	0.0
32,807		Thermo Fisher Scientific, Inc.	5,039,155	0.6
46,600	@	United Therapeutics Corp.	6,308,708	0.7
2,772		UnitedHealth Group, Inc.	454,636	0.1
10,300		Universal Health Services, Inc.	1,281,835	0.2
1,600	@	VCA, Inc.	146,400	0.0
56,800		Zimmer Biomet Holdings, Inc.	6,935,848	0.8
			129,355,646	15.1

		Industrials: 13.4%
92,643		Air Lease Corp.	3,589,916	0.4
9,300		Allegiant Travel Co.	1,490,325	0.2
20,200		Ametek, Inc.	1,092,416	0.1
40,600		AO Smith Corp.	2,077,096	0.2
5,800		Carlisle Cos., Inc.	617,178	0.1
20,200		CEB, Inc.	1,587,720	0.2
30,700		CH Robinson Worldwide, Inc.	2,372,803	0.3
75,100	@	Colfax Corp.	2,948,426	0.3
3,600	L	Copa Holdings S.A.	404,100	0.1
10,000	@	Copart, Inc.	619,300	0.1
23,600		CSX Corp.	1,098,580	0.1
1,568		Cummins, Inc.	237,082	0.0
4,608		Curtiss-Wright Corp.	420,526	0.1
40,648		Dun & Bradstreet Corp.	4,387,545	0.5
10,950	L	Elbit Systems Ltd.	1,244,467	0.1
73,102		EMCOR Group, Inc.	4,601,771	0.5
5,739	@	Esterline Technologies Corp.	493,841	0.1
33,943		FedEx Corp.	6,623,976	0.8
53,400		Flowserve Corp.	2,585,628	0.3
25,100	@	HD Supply Holdings, Inc.	1,032,237	0.1
14,000		Herman Miller, Inc.	441,700	0.1
9,900		Hexcel Corp.	540,045	0.1
1,332		HNI Corp.	61,392	0.0
32,600		Huntington Ingalls Industries, Inc.	6,527,824	0.8
2,146		IDEX Corp.	200,672	0.0
78,803		Ingersoll-Rand PLC - Class A	6,408,260	0.8
66,275		Jacobs Engineering Group, Inc.	3,663,682	0.4
5,600		JB Hunt Transport Services, Inc.	513,744	0.1
11,260		Johnson Controls International plc	474,271	0.1
21,442		KAR Auction Services, Inc.	936,372	0.1
152,255		Knoll, Inc.	3,625,192	0.4
20,000		Lennox International, Inc.	3,346,000	0.4
78,400		Misumi Group, Inc.	1,423,299	0.2
59,856		Mueller Industries, Inc.	2,048,871	0.2
4,000		Multi-Color Corp.	284,000	0.0
17,700		Old Dominion Freight Line	1,514,589	0.2
8,400		Pentair PLC	527,352	0.1
20,228	@	Quanta Services, Inc.	750,661	0.1
20,700		Regal-Beloit Corp.	1,565,955	0.2
300,923	@	Rexnord Corp.	6,945,303	0.8
900		Rockwell Automation, Inc.	140,139	0.0
38,766		Rockwell Collins, Inc.	3,766,505	0.4
26,149	@	Saia, Inc.	1,158,401	0.1
121,836	@	Spirit Airlines, Inc.	6,465,837	0.8
8,500		Stanley Black & Decker, Inc.	1,129,395	0.1
33,700	@	Stericycle, Inc.	2,793,393	0.3
30,453	@,L	Swift Transportation Co.	625,505	0.1
1,000	@	Teledyne Technologies, Inc.	126,460	0.0
128,942		Textron, Inc.	6,136,350	0.7
13,496		Valmont Industries, Inc.	2,098,628	0.2
59,800	L	Wabtec Corp.	4,664,400	0.5
11,600	@	Wesco International, Inc.	806,780	0.1
25,225		Woodward, Inc.	1,713,282	0.2
33,000		Xylem, Inc.	1,657,260	0.2
			114,606,452	13.4

		Information Technology: 21.8%
142,988		Activision Blizzard, Inc.	7,129,382	0.8
52,000	@	Akamai Technologies, Inc.	3,104,400	0.4
7,405		Alliance Data Systems Corp.	1,843,845	0.2
5,137	@	Alphabet, Inc. - Class C	4,261,450	0.5
5,900		Amphenol Corp.	419,903	0.0
5,900		Analog Devices, Inc.	483,505	0.1
57,503		Applied Materials, Inc.	2,236,867	0.3
17,695	@	Arrow Electronics, Inc.	1,298,990	0.2
2,800		ASML Holding NV	371,541	0.1
63,533		Avnet, Inc.	2,907,270	0.3
97,100		Belden, Inc.	6,718,349	0.8
132,749	@	Blackhawk Network Holdings, Inc.	5,389,609	0.6
6,243		Broadridge Financial Solutions, Inc. ADR	424,212	0.0
102,439		CDW Corp.	5,911,755	0.7
300	@	Cirrus Logic, Inc.	18,207	0.0
7,300	@	Cognizant Technology Solutions Corp.	434,496	0.1
109,140	@	CommScope Holding Co., Inc.	4,552,229	0.5
30,667	@	Conduent, Inc.	514,592	0.1
71,100	@	Cree, Inc.	1,900,503	0.2
57,300		CSRA, Inc.	1,678,317	0.2
2,472	@	Dell Technologies, Inc. Class V	158,406	0.0

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
114,300	@	Electronic Arts, Inc.	$10,232,136	1.2
34,000	@	EPAM Systems, Inc.	2,567,680	0.3
81,048	@	Euronet Worldwide, Inc.	6,931,225	0.8
68,760		EVERTEC, Inc.	1,093,284	0.1
47,200	@	ExlService Holdings, Inc.	2,235,392	0.3
40,691	@	F5 Networks, Inc.	5,801,316	0.7
29,100		Fair Isaac Corp.	3,752,445	0.4
47,480		Fidelity National Information Services, Inc.	3,780,357	0.4
45,568	@	FleetCor Technologies, Inc.	6,900,362	0.8
269,084		Genpact Ltd.	6,662,520	0.8
96,082		Global Payments, Inc.	7,751,896	0.9
21,000		Harris Corp.	2,336,670	0.3
18,497		Intuit, Inc.	2,145,467	0.3
11,400	@	IPG Photonics Corp.	1,375,980	0.2
122,800		Jabil Circuit, Inc.	3,551,376	0.4
84,100	@	Keysight Technologies, Inc.	3,039,374	0.4
6,100		KLA-Tencor Corp.	579,927	0.1
88,100		Maxim Integrated Products	3,960,976	0.5
39,200		MAXIMUS, Inc.	2,438,240	0.3
25,800		Methode Electronics, Inc.	1,176,480	0.1
5,587		Microchip Technology, Inc.	412,209	0.0
3,200		National Instruments Corp.	104,192	0.0
81,000	L	NEC Corp.	195,539	0.0
44,962	@	Netgear, Inc.	2,227,867	0.3
41,724		Nvidia Corp.	4,544,995	0.5
61,817	@	NXP Semiconductor NV - NXPI - US	6,398,059	0.7
45,286	@	PTC, Inc.	2,379,779	0.3
3,000		Qualcomm, Inc.	172,020	0.0
72,300	@	Semtech Corp.	2,443,740	0.3
30,600		Skyworks Solutions, Inc.	2,998,188	0.4
21,300	@	Synaptics, Inc.	1,054,563	0.1
39,151	@	Synopsys, Inc.	2,823,962	0.3
19,900		Syntel, Inc.	334,917	0.0
39,583		TE Connectivity Ltd.	2,950,913	0.3
8,200		TeleTech Holdings, Inc.	242,720	0.0
53,200		Tencent Holdings Ltd.	1,532,667	0.2
136,243		Total System Services, Inc.	7,283,551	0.9
142,100	@	Trimble, Inc.	4,548,621	0.5
52,000	@	Vantiv, Inc.	3,334,240	0.4
38,800		Visa, Inc. - Class A	3,448,156	0.4
32,060		Western Digital Corp.	2,645,912	0.3
112,900		Western Union Co.	2,297,515	0.3
153,336		Xerox Corp.	1,125,486	0.1
6,000	@	Zebra Technologies Corp.	547,500	0.1
			186,118,242	21.8

		Materials: 6.8%
60,888		Albemarle Corp.	6,432,208	0.7
18,411		Aptargroup, Inc.	1,417,463	0.2
8,800		Ashland Global Holdings, Inc.	1,089,528	0.1
813,111	@	B2Gold Corp.	2,317,322	0.3
73,700	@	Boise Cascade Co.	1,967,790	0.2
79,900		CF Industries Holdings, Inc.	2,345,065	0.3
73,400		Chemours Co.	2,825,900	0.3
26,400	@,L	Continental Gold, Inc.	79,606	0.0
79,900		Eastman Chemical Co.	6,455,920	0.7
92,696	@	Ferro Corp.	1,408,052	0.2
265,500		Graphic Packaging Holding Co.	3,416,985	0.4
11,600	@	Guyana Goldfields, Inc.	62,717	0.0
57,200		HB Fuller Co.	2,949,232	0.3
12,809		Innospec, Inc.	829,383	0.1
43,300		LyondellBasell Industries NV - Class A	3,948,527	0.5
205,800		Mosaic Co.	6,005,244	0.7
217,064	@	New Gold, Inc.	648,001	0.1
18,500		Packaging Corp. of America	1,694,970	0.2
81,094		PolyOne Corp.	2,764,494	0.3
18,200		PPG Industries, Inc.	1,912,456	0.2
5,400		Praxair, Inc.	640,440	0.1
9,849		Randgold Resources Ltd. ADR	859,621	0.1
37,900		Tahoe Resources, Inc.	304,374	0.0
108,100		WestRock Co.	5,624,443	0.7
7,500		WR Grace & Co.	522,825	0.1
			58,522,566	6.8

		Real Estate: 3.3%
76,165		BUWOG AG	1,919,375	0.2
140,286	@	CBRE Group, Inc.	4,880,550	0.6
32,600		Extra Space Storage, Inc.	2,425,114	0.3
55,500		Gaming and Leisure Properties, Inc.	1,854,810	0.2
11,100		Goldcrest Co., Ltd.	199,902	0.0
1,296,544		Hibernia REIT plc	1,722,031	0.2
10,400		Highwoods Properties, Inc.	510,952	0.1
92,000		Hysan Development Co., Ltd.	417,391	0.1
5,400	@	InfraREIT, Inc.	97,200	0.0
31,409		Jones Lang LaSalle, Inc.	3,500,533	0.4
8,400		Monogram Residential Trust, Inc.	83,748	0.0
44,369		Olav Thon Eiendomsselskap ASA	831,964	0.1
36,641		Outfront Media, Inc.	972,818	0.1
329,700		Safestore Holdings PLC	1,558,506	0.2
184,000		Sino Land Co.	322,671	0.0
68,800		STORE Capital Corp.	1,642,944	0.2
203,000		TAI Cheung Holdings Ltd.	184,546	0.0
3,000		Urban Edge Properties	78,900	0.0
22,800		Ventas, Inc.	1,482,912	0.2
187,300		VEREIT, Inc.	1,590,177	0.2
17,200		Welltower, Inc.	1,218,104	0.1

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
452,300		Wing Tai Holdings Ltd.	$609,325	0.1
			28,104,473	3.3

		Utilities: 0.8%
12,102		Avangrid, Inc.	517,240	0.1
406,200	@	Calpine Corp.	4,488,510	0.5
25,818	@	Dynegy, Inc.	202,929	0.0
43,000		Exelon Corp.	1,547,140	0.2
			6,755,819	0.8

	Total Common Stock (Cost $734,334,982)		851,846,450	99.6

PREFERRED STOCK: 0.1%
		Financials: 0.1%
49,856	@,P	GMAC Capital Trust I	1,267,838	0.1

	Total Preferred Stock (Cost $1,030,151)		1,267,838	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	Industrial: 0.0%
299,000	Mueller Industries, Inc., 6.000%, 03/01/27	298,252	0.0

	Total Corporate Bonds/Notes (Cost $299,000)	298,252	0.0

	Total Long-Term Investments (Cost $735,664,133)	853,412,540	99.7

SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 1.9%
3,894,335	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $3,894,594, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,972,223, due 04/01/17-02/20/67)	3,894,335	0.5
819,501	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $819,556, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $835,891, due 05/11/17-12/01/51)	819,501	0.1
3,894,335	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $3,894,604, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $3,972,222, due 02/15/43-02/15/44)	3,894,335	0.4
3,894,335	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $3,894,623, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $3,972,222, due 08/15/21-09/09/49)	3,894,335	0.5
3,894,300	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $3,894,588, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,972,190, due 01/15/19-02/15/46)	3,894,300	0.4
		16,396,806	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
2,985,809	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $2,985,809)	2,985,809	0.4

	Total Short-Term Investments (Cost $19,382,615)	19,382,615	2.3

	Total Investments in Securities (Cost $755,046,748)	$872,795,155	102.0
	Liabilities in Excess of Other Assets	(17,219,395)	(2.0)
	Net Assets	$855,575,760	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $762,357,286.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$158,487,729
Gross Unrealized Depreciation	(48,049,860)

Net Unrealized Appreciation	$110,437,869

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$112,164,883	$1,954,084	$–	$114,118,967
Consumer Staples	9,193,373	91,732	–	9,285,105
Energy	39,242,888	–	–	39,242,888
Financials	161,205,676	4,530,616	–	165,736,292
Health Care	126,298,320	3,057,326	–	129,355,646
Industrials	113,183,153	1,423,299	–	114,606,452
Information Technology	184,018,495	2,099,747	–	186,118,242
Materials	58,522,566	–	–	58,522,566
Real Estate	22,892,757	5,211,716	–	28,104,473
Utilities	6,755,819	–	–	6,755,819
Total Common Stock	833,477,930	18,368,520	–	851,846,450
Preferred Stock	–	1,267,838	–	1,267,838
Corporate Bonds/Notes	–	298,252	–	298,252
Short-Term Investments	2,985,809	16,396,806	–	19,382,615
Total Investments, at fair value	$836,463,739	$36,331,416	$–	$872,795,155

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 43.9%
		Consumer Discretionary: 2.2%
40,000		Daimler AG	$2,951,990	0.6
265,000		Ford Motor Co.	3,084,600	0.6
80,000		General Motors Co.	2,828,800	0.6
33,000		Target Corp.	1,821,270	0.4
			10,686,660	2.2

		Consumer Staples: 3.4%
41,000	L	Anheuser-Busch InBev NV ADR	4,500,160	0.9
110,000		Coca-Cola Co.	4,668,400	1.0
40,000		PepsiCo, Inc.	4,474,400	0.9
27,000		Philip Morris International, Inc.	3,048,300	0.6
			16,691,260	3.4

		Energy: 7.8%
37,000		Anadarko Petroleum Corp.	2,294,000	0.5
20,000		Baker Hughes, Inc.	1,196,400	0.2
200,000		BP PLC ADR	6,904,000	1.4
80,000		Chevron Corp.	8,589,600	1.8
50,000		Occidental Petroleum Corp.	3,168,000	0.6
215,000		Royal Dutch Shell PLC - Class A ADR	11,336,950	2.3
63,000		Total S.A. ADR	3,176,460	0.7
79,200	@,L	W&T Offshore, Inc.	219,384	0.0
200,000	@,L	Weatherford International PLC	1,330,000	0.3
			38,214,794	7.8

		Financials: 5.0%
180,000		Bank of America Corp.	4,246,200	0.9
64,300		JPMorgan Chase & Co.	5,648,112	1.2
72,908		Metlife, Inc.	3,851,000	0.8
80,000		US Bancorp	4,120,000	0.8
115,000		Wells Fargo & Co.	6,400,900	1.3
			24,266,212	5.0

		Health Care: 5.5%
65,000		AstraZeneca PLC	3,996,649	0.8
42,900		Eli Lilly & Co.	3,608,319	0.7
27,500		Medtronic PLC	2,215,400	0.5
20,000		Merck & Co., Inc.	1,270,800	0.3
50,200	@	Mylan NV	1,957,298	0.4
150,000		Pfizer, Inc.	5,131,500	1.0
10,000		Roche Holding AG	2,557,337	0.6
131,000		Sanofi ADR	5,927,750	1.2
			26,665,053	5.5

		Industrials: 4.5%
1,222	@	Ceva Holdings LLC	244,370	0.0
45,000		Deere & Co.	4,898,700	1.0
300,000		General Electric Co.	8,940,000	1.8
50,000		Republic Services, Inc.	3,140,500	0.7
25,000		Union Pacific Corp.	2,648,000	0.5
20,000		United Technologies Corp.	2,244,200	0.5
			22,115,770	4.5

		Information Technology: 4.1%
30,000		Analog Devices, Inc.	2,458,500	0.5
50,042		Apple, Inc.	7,189,034	1.5
140,000		Intel Corp.	5,049,800	1.0
80,000		Microsoft Corp.	5,268,800	1.1
			19,966,134	4.1

		Materials: 3.4%
65,000		BASF SE	6,435,909	1.3
100,000		Dow Chemical Co.	6,354,000	1.3
100,000		Rio Tinto PLC ADR	4,068,000	0.8
			16,857,909	3.4

		Telecommunication Services: 1.5%
800,000		Telstra Corp., Ltd.	2,846,688	0.6
90,000		Verizon Communications, Inc.	4,387,500	0.9
			7,234,188	1.5

		Utilities: 6.5%
75,000		Dominion Resources, Inc.	5,817,750	1.2
49,965		Duke Energy Corp.	4,097,630	0.8
100,000		Great Plains Energy, Inc.	2,922,000	0.6
10,400		NextEra Energy, Inc.	1,335,048	0.3
80,000		PG&E Corp.	5,308,800	1.1
36,500		PPL Corp.	1,364,735	0.3
30,000		Public Service Enterprise Group, Inc.	1,330,500	0.3
45,600		Sempra Energy	5,038,800	1.0
48,000		Southern Co.	2,389,440	0.5
45,000		Xcel Energy, Inc.	2,000,250	0.4
			31,604,953	6.5

	Total Common Stock (Cost $171,270,428)		214,302,933	43.9

PREFERRED STOCK: 2.4%
		Financials: 0.8%
50	@,P	Fannie Mae	1,152,500	0.3
2,000	@	Wells Fargo & Co.	2,480,000	0.5
			3,632,500	0.8

		Health Care: 0.6%
2,500		Allergan PLC	2,124,450	0.4
1,500	@	Teva Pharmaceutical Industries Ltd.	865,500	0.2
			2,989,950	0.6

		Industrials: 0.1%
41	@	Ceva Holdings Series A-1	14,350	0.0
1,748	@	Ceva Holdings Series A-2	436,957	0.1
			451,307	0.1

		Utilities: 0.9%
46,300	@	Dominion Resources, Inc./VA	2,328,890	0.5

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Utilities: (continued)
35,000	@	NextEra Energy, Inc.	$2,113,300	0.4
			4,442,190	0.9

	Total Preferred Stock (Cost $15,562,730)		11,515,947	2.4

EQUITY-LINKED SECURITIES: 6.4%
		Consumer, Cyclical: 1.5%
347,000	#,@	Morgan Stanley into Ford Motor Co., 8.500%	4,051,051	0.8
58,000	#,@	The Royal Bank of Canada into Target Corp., 6.000%	3,199,698	0.7
			7,250,749	1.5

		Energy: 0.8%
85,000	#,@	Wells Fargo into Halliburton Co., 8.000%	4,111,272	0.8

		Financials: 0.6%
200,000	#,@	Citigroup, Inc. into Bank of America Corp., 7.500%	3,098,520	0.6

		Health Care: 0.5%
39,000	#,@	JPMorgan Chase & Co. into Merck & Co., Inc., 6.250%	2,399,768	0.5

		Technology: 3.0%
58,000	#,@	JPMorgan Chase & Co. into Oracle Corp., 6.000%	2,583,511	0.5
60,000	#,@	The Royal Bank of Canada into Texas Instruments, Inc., 6.000%	4,183,572	0.9
87,000	#,@	Wells Fargo Bank into Cisco Systems, Inc., 7.250%	2,671,361	0.6
143,000	#,@	Wells Fargo Bank into Intel Corp., 7.000%	5,088,126	1.0
			14,526,570	3.0

	Total Equity-Linked Securities (Cost $31,239,720)		31,386,879	6.4

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.3%
			Basic Materials: 1.2%
	5,000,000	#	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	5,756,250	1.2

			Communications: 5.7%
	1,853,000		iHeartCommunications, Inc., 9.000%, 12/15/19	1,581,999	0.3
	1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	1,037,820	0.2
	1,400,000	#	CSC Holdings LLC, 10.875%, 10/15/25	1,687,000	0.4
	1,909,000		DISH DBS Corp., 5.000%, 03/15/23	1,922,363	0.4
	2,200,000		DISH DBS Corp., 5.875%, 11/15/24	2,318,250	0.5
	1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,522,500	0.3
	2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,580,000	0.5
	500,000		Sprint Corp., 7.125%, 06/15/24	535,000	0.1
	4,700,000		Sprint Corp., 7.875%, 09/15/23	5,217,000	1.1
	4,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	4,000,000	0.8
	2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,047,500	0.4
	2,000,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,122,500	0.4
	1,500,000	#	Ziggo Secured Finance BV, 5.500%, 01/15/27	1,503,600	0.3
				28,075,532	5.7

			Consumer, Cyclical: 1.2%
	1,000,000	#	Ferrellgas L.P. / Ferrellgas Finance Corp., 8.625%, 06/15/20	962,500	0.2
	2,500,000		KB Home, 7.500%, 09/15/22	2,756,250	0.6
	1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	1,010,000	0.2
	1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	1,005,000	0.2
				5,733,750	1.2

			Consumer, Non-cyclical: 7.8%
EUR	3,000,000	#,L	Bayer Capital Corp. BV, 5.625%, 11/22/19	3,724,797	0.8
	2,500,000	L	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	2,150,000	0.4
	1,000,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	920,000	0.2
	5,000,000	L	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	4,918,750	1.0
	1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,023,750	0.2
	2,000,000	#	Endo Finance LLC, 5.750%, 01/15/22	1,830,000	0.4
	2,000,000		HCA, Inc., 5.875%, 05/01/23	2,165,000	0.4
	3,200,000		HCA, Inc., 7.500%, 02/15/22	3,668,000	0.8
	4,000,000	#,L	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/22	3,962,000	0.8

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,700,000	L	Tenet Healthcare Corp., 6.750%, 06/15/23	$1,674,500	0.3
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	4,190,000	0.9
2,000,000		United Rentals North America, Inc., 5.750%, 11/15/24	2,092,500	0.4
2,000,000	#,L	Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20	1,797,500	0.4
1,700,000	#	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23	1,328,125	0.3
1,300,000	#	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25	1,005,875	0.2
600,000	#	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	618,750	0.1
900,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	925,875	0.2
			37,995,422	7.8

		Energy: 5.1%
2,000,000	#	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.000%, 04/01/22	2,077,500	0.4
1,000,000		Bill Barrett Corp., 7.000%, 10/15/22	950,000	0.2
3,500,000		Bill Barrett Corp., 7.625%, 10/01/19	3,465,000	0.7
2,553,000	#,L	Chesapeake Energy Corp., 8.000%, 12/15/22	2,683,841	0.5
900,000	#	Denbury Resources, Inc., 9.000%, 05/15/21	954,000	0.2
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,758,144	0.4
2,800,000		Sanchez Energy Corp., 7.750%, 06/15/21	2,779,000	0.6
616,333	#,&	W&T Offshore, Inc., 8.500%, 06/15/21	474,576	0.1
688,706	#,&	W&T Offshore, Inc., 9.000%, 05/15/20	595,731	0.1
1,339,000	L	Weatherford International Ltd., 4.500%, 04/15/22	1,288,788	0.3
2,325,000		Weatherford International Ltd., 5.875%, 07/01/21	2,991,984	0.6
3,000,000		Weatherford International Ltd., 7.750%, 06/15/21	3,247,500	0.7
1,600,000		Weatherford International Ltd., 8.250%, 06/15/23	1,744,000	0.3
			25,010,064	5.1

		Financial: 4.3%
2,000,000		Bank of America Corp., 6.100%, 12/29/49	2,121,500	0.4
1,500,000		Bank of America Corp., 8.125%, 12/29/49	1,565,625	0.3
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	6,262,500	1.3
1,000,000		Equinix, Inc., 5.375%, 05/15/27	1,035,000	0.2
2,000,000		JPMorgan Chase & Co., 5.000%, 12/29/49	2,025,000	0.4
2,000,000		JPMorgan Chase & Co., 5.150%, 05/29/49	2,022,500	0.4
1,500,000		Morgan Stanley, 5.550%, 12/29/49	1,545,075	0.3
2,500,000	#	OneMain Financial Holdings LLC, 6.750%, 12/15/19	2,621,875	0.6
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,672,560	0.4
			20,871,635	4.3

		Industrial: 4.0%
1,500,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	1,516,875	0.3
2,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	2,147,500	0.4
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,648,000	0.3
1,500,000	#	BWAY Holding Co., 5.500%, 04/15/24	1,515,000	0.3
3,700,000	#	BWAY Holding Co., 7.250%, 04/15/25	3,709,250	0.8
2,000,000	#	BWAY Holding Co., 9.125%, 08/15/21	2,189,900	0.5
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,608,750	0.3
400,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	411,500	0.1
1,300,000		TransDigm, Inc., 6.500%, 07/15/24	1,319,500	0.3
1,300,000	L	TransDigm, Inc., 6.000%, 07/15/22	1,320,280	0.3
2,000,000	#	XPO Logistics, Inc., 6.500%, 06/15/22	2,107,500	0.4
			19,494,055	4.0

		Technology: 2.9%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	2,531,250	0.5
800,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	837,302	0.2
1,400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	1,512,277	0.3
1,100,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	1,203,544	0.3

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
5,400,000	#	First Data Corp., 7.000%, 12/01/23	$5,805,000	1.2
1,000,000	#	Western Digital Corp., 7.375%, 04/01/23	1,098,750	0.2
1,000,000		Western Digital Corp., 10.500%, 04/01/24	1,180,000	0.2
			14,168,123	2.9

		Utilities: 3.1%
1,160,000		Calpine Corp., 5.500%, 02/01/24	1,159,640	0.3
3,500,000	L	Calpine Corp., 5.750%, 01/15/25	3,490,830	0.7
6,000,000	L	Dynegy, Inc., 7.375%, 11/01/22	5,970,000	1.2
5,000,000	#	InterGen NV, 7.000%, 06/30/23	4,500,000	0.9
			15,120,470	3.1

	Total Corporate Bonds/Notes (Cost $161,704,624)		172,225,301	35.3

BANK LOANS: 5.3%
		Communications: 1.6%
7,617,472		Clear Channel Communications, Inc. Term Loan D, 7.732%, 01/30/19	6,576,415	1.3
1,485,057		Clear Channel Communications, Inc. Term Loan E, 8.482%, 07/30/19	1,273,436	0.3
			7,849,851	1.6

		Consumer, Cyclical: 1.0%
4,950,000		Belk, Inc. TL B 1L, 5.905%, 12/12/22	4,225,033	0.9
750,626		Navistar International Corp., 5.000%, 08/07/20	760,322	0.1
			4,985,355	1.0

		Consumer, Non-cyclical: 0.8%
3,519,412		Vizient, Inc. 1st Lien Term Loan, 5.000%, 02/11/23	3,557,538	0.8

		Diversified: 0.4%
1,980,000		First Eagle TL B 1L, 5.147%, 12/01/22	1,992,995	0.4

		Energy: 1.3%
6,000,000		Chesapeake Energy Corp. TL 1L, 8.553%, 08/23/21	6,403,128	1.3

		Industrial: 0.2%
870,905		Cortes NP Acquisition Corp. - TL B 1L, 5.039%, 11/30/23	879,614	0.2

	Total Bank Loans (Cost $26,165,348)		25,668,481	5.3

	Total Long-Term Investments (Cost $405,942,850)		455,099,541	93.3

SHORT-TERM INVESTMENTS: 8.2%
		U.S. Government Agency Obligations: 2.0%
9,615,000		Federal Home Loan Bank Discount Notes, 0.235%, 04/03/17
		(Cost $9,614,812)	9,615,000	2.0

		Securities Lending Collateralcc: 5.4%
6,275,453		Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $6,275,871, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $6,400,964, due 04/01/17-02/20/67)	6,275,453	1.3
1,319,204		Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $1,319,293, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,345,588, due 05/11/17-12/01/51)	1,319,204	0.2
6,275,453		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $6,275,886, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $6,400,963, due 02/15/43-02/15/44)	6,275,453	1.3

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,275,453	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $6,275,917, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $6,400,962, due 08/15/21-09/09/49)	$6,275,453	1.3
6,275,500	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $6,275,964, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,401,017, due 01/15/19-02/15/46)	6,275,500	1.3
		26,421,063	5.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
3,878,698	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $3,878,698)	3,878,698	0.8

	Total Short-Term Investments (Cost $39,914,573)	39,914,761	8.2

	Total Investments in Securities (Cost $445,857,423)	$495,014,302	101.5
	Liabilities in Excess of Other Assets	(7,193,415)	(1.5)
	Net Assets	$487,820,887	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

EUR	EU Euro

Cost for federal income tax purposes is $445,857,429.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$67,002,576
Gross Unrealized Depreciation	(17,845,703)

Net Unrealized Appreciation	$49,156,873

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$7,734,670	$2,951,990	$–	$10,686,660
Consumer Staples	16,691,260	–	–	16,691,260
Energy	38,214,794	–	–	38,214,794
Financials	24,266,212	–	–	24,266,212
Health Care	20,111,067	6,553,986	–	26,665,053
Industrials	21,871,400	–	244,370	22,115,770
Information Technology	19,966,134	–	–	19,966,134
Materials	10,422,000	6,435,909	–	16,857,909
Telecommunication Services	4,387,500	2,846,688	–	7,234,188
Utilities	31,604,953	–	–	31,604,953
Total Common Stock	195,269,990	18,788,573	244,370	214,302,933
Preferred Stock	9,046,640	2,018,000	451,307	11,515,947
Equity-Linked Securities	–	31,386,879	–	31,386,879
Corporate Bonds/Notes	–	172,225,301	–	172,225,301
Short-Term Investments	3,878,698	36,036,063	–	39,914,761
Bank Loans	–	25,668,481	–	25,668,481
Total Investments, at fair value	$208,195,328	$286,123,297	$695,677	$495,014,302

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 8.4%
185,526		Carnival Corp.	$10,929,337	1.9
28,834		CBS Corp. - Class B	1,999,926	0.4
17,800	@	Charter Communications, Inc.	5,826,296	1.0
240,888		Comcast Corp. – Class A	9,054,980	1.5
239,219		General Motors Co.	8,458,784	1.4
1,044,753		Kingfisher PLC	4,274,696	0.7
112,700	@	Michael Kors Holdings Ltd.	4,294,997	0.7
49,052		Time Warner, Inc.	4,792,871	0.8
			49,631,887	8.4

		Consumer Staples: 4.1%
139,871		Mondelez International, Inc.	6,025,643	1.0
56,284		Philip Morris International, Inc.	6,354,463	1.1
141,897		Walgreens Boots Alliance, Inc.	11,784,546	2.0
			24,164,652	4.1

		Energy: 15.3%
264,101		Apache Corp.	13,572,150	2.3
201,807		Baker Hughes, Inc.	12,072,095	2.0
344,162		Canadian Natural Resources Ltd.	11,268,048	1.9
276,033		Devon Energy Corp.	11,516,097	2.0
60,876		Exxon Mobil Corp.	4,992,441	0.8
173,718		Occidental Petroleum Corp.	11,006,772	1.9
469,189		Royal Dutch Shell PLC - Class A	12,366,985	2.1
190,659	@	TechnipFMC PLC	6,196,417	1.1
138,175		Total S.A.	6,986,620	1.2
			89,977,625	15.3

		Financials: 32.4%
67,518		Aon PLC	8,013,711	1.4
1,037,994		Bank of America Corp.	24,486,279	4.2
56,664		BB&T Corp.	2,532,881	0.4
168,330		Charles Schwab Corp.	6,869,547	1.2
474,433		Citigroup, Inc.	28,380,582	4.8
395,757		Citizens Financial Group, Inc.	13,673,404	2.3
101,541		Comerica, Inc.	6,963,682	1.2
377,048		Fifth Third Bancorp	9,577,019	1.6
263,344		First Horizon National Corp.	4,871,864	0.8
32,559		Goldman Sachs Group, Inc.	7,479,454	1.3
274,440		JPMorgan Chase & Co.	24,106,810	4.1
63,732		Marsh & McLennan Cos., Inc.	4,709,158	0.8
404,066		Morgan Stanley	17,310,187	2.9
71,839		Northern Trust Corp.	6,219,821	1.1
95,060		PNC Financial Services Group, Inc.	11,430,014	1.9
111,586		State Street Corp.	8,883,361	1.5
39,637		Willis Towers Watson PLC	5,188,087	0.9
			190,695,861	32.4

		Health Care: 11.7%
32,072		Amgen, Inc.	5,262,053	0.9
30,567		Anthem, Inc.	5,055,170	0.8
120,825		Baxter International, Inc.	6,265,985	1.1
72,674		Cardinal Health, Inc.	5,926,565	1.0
25,109	@	Express Scripts Holding Co.	1,654,934	0.3
95,341		Medtronic PLC	7,680,671	1.3
193,524		Merck & Co., Inc.	12,296,515	2.1
94,943		Novartis AG	7,050,236	1.2
324,702		Pfizer, Inc.	11,108,055	1.9
69,957		Sanofi	6,323,802	1.1
			68,623,986	11.7

		Industrials: 7.8%
80,977		Caterpillar, Inc.	7,511,427	1.3
132,844		CSX Corp.	6,183,888	1.0
50,609		General Dynamics Corp.	9,474,005	1.6
267,872		General Electric Co.	7,982,586	1.4
79,714		Ingersoll-Rand PLC - Class A	6,482,342	1.1
195,978		Johnson Controls International plc	8,254,593	1.4
			45,888,841	7.8

		Information Technology: 12.3%
36,601		Applied Materials, Inc.	1,423,779	0.3
300,887		Cisco Systems, Inc.	10,169,981	1.7
120,388	@	Cognizant Technology Solutions Corp.	7,165,494	1.2
231,541	@	eBay, Inc.	7,772,831	1.3
181,245		Intel Corp.	6,537,507	1.1
272,868		Juniper Networks, Inc.	7,593,917	1.3
90,213		Microsoft Corp.	5,941,428	1.0
285,905		Oracle Corp.	12,754,222	2.2
122,363	@	PayPal Holdings, Inc.	5,264,056	0.9
137,471		Qualcomm, Inc.	7,882,587	1.3
			72,505,802	12.3

		Materials: 2.8%
42,979	L	Agrium, Inc.	4,106,644	0.7
240,172		BHP Billiton Ltd.	4,367,810	0.7
277,267		Mosaic Co.	8,090,651	1.4
			16,565,105	2.8

		Telecommunication Services: 1.7%
86,600		Orange SA	1,344,520	0.3
88,114		Verizon Communications, Inc.	4,295,557	0.7
154,395	L	Vodafone Group PLC ADR	4,080,660	0.7
			9,720,737	1.7

		Utilities: 1.4%
88,607		FirstEnergy Corp.	2,819,475	0.5

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
82,853	PG&E Corp.	$5,498,125	0.9
		8,317,600	1.4

	Total Common Stock (Cost $437,470,772)	576,092,096	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc: 1.4%
1,971,472	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,971,603, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,010,902, due 04/01/17-02/20/67)	1,971,472	0.3
1,971,472	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $1,971,605, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,010,901, due 05/11/17-12/01/51)	1,971,472	0.3
414,953	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $414,986, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $423,252, due 03/01/37-02/01/47)	414,953	0.1
1,971,472	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $1,971,608, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $2,010,902, due 02/15/43-02/15/44)	1,971,472	0.3
1,971,472	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,971,603, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,010,901, due 04/19/17-02/20/67)	1,971,472	0.4
		8,300,841	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
9,784,134	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $9,784,134)	9,784,134	1.7

	Total Short-Term Investments (Cost $18,084,975)	18,084,975	3.1

	Total Investments in Securities (Cost $455,555,747)	$594,177,071	101.0
	Liabilities in Excess of Other Assets	(6,069,193)	(1.0)
	Net Assets	$588,107,878	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Cost for federal income tax purposes is $458,345,106.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$152,920,249
Gross Unrealized Depreciation	(17,088,284)

Net Unrealized Appreciation	$135,831,965

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$45,357,191	$4,274,696	$–	$49,631,887
Consumer Staples	24,164,652	–	–	24,164,652
Energy	70,624,020	19,353,605	–	89,977,625
Financials	190,695,861	–	–	190,695,861
Health Care	55,249,948	13,374,038	–	68,623,986
Industrials	45,888,841	–	–	45,888,841
Information Technology	72,505,802	–	–	72,505,802
Materials	12,197,295	4,367,810	–	16,565,105
Telecommunication Services	8,376,217	1,344,520	–	9,720,737
Utilities	8,317,600	–	–	8,317,600
Total Common Stock	533,377,427	42,714,669	–	576,092,096
Short-Term Investments	9,784,134	8,300,841	–	18,084,975
Total Investments, at fair value	$543,161,561	$51,015,510	$–	$594,177,071
Other Financial Instruments+
Forward Foreign Currency Contracts	–	262,611	–	262,611
Total Assets	$543,161,561	$51,278,121	$–	$594,439,682
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(68,953)	$–	$(68,953)
Total Liabilities	$–	$(68,953)	$–	$(68,953)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank and Trust Co.	Australian Dollar	37,441	Buy	04/28/17	$28,689	$28,592	$(97)
State Street Bank and Trust Co.	Canadian Dollar	95,624	Buy	04/28/17	71,646	71,931	285
State Street Bank and Trust Co.	Swiss Franc	46,126	Buy	04/28/17	46,492	46,113	(379)
State Street Bank and Trust Co.	EU Euro	87,508	Buy	04/28/17	94,677	93,455	(1,222)

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	British Pound	86,366	Buy	04/28/17	$107,903	$108,268	$365
							$(1,048)

The Bank of New York Mellon	Australian Dollar	2,238,188	Sell	04/28/17	$1,731,172	$1,709,256	$21,916
The Bank of New York Mellon	Swiss Franc	2,716,544	Sell	04/28/17	2,741,270	2,715,823	25,447
The Bank of New York Mellon	Canadian Dollar	5,603,019	Sell	04/28/17	4,221,302	4,214,742	6,560
The Bank of New York Mellon	EU Euro	5,080,100	Sell	04/28/17	5,503,628	5,425,303	78,325
The Bank of New York Mellon	British Pound	6,287,310	Sell	04/28/17	7,846,437	7,881,778	(35,341)
State Street Bank and Trust Co.	British Pound	50,618	Sell	04/28/17	63,669	63,455	214
State Street Bank and Trust Co.	British Pound	120,398	Sell	04/28/17	150,586	150,932	(346)
State Street Bank and Trust Co.	Australian Dollar	2,238,721	Sell	04/28/17	1,731,651	1,709,663	21,988
State Street Bank and Trust Co.	Swiss Franc	2,717,038	Sell	04/28/17	2,740,344	2,716,316	24,028
State Street Bank and Trust Co.	Canadian Dollar	5,602,984	Sell	04/28/17	4,219,940	4,214,715	5,225
State Street Bank and Trust Co.	EU Euro	5,080,665	Sell	04/28/17	5,504,164	5,425,906	78,258
State Street Bank and Trust Co.	British Pound	6,287,180	Sell	04/28/17	7,850,047	7,881,615	(31,568)
							$194,706

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$262,611
Total Asset Derivatives		$262,611

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$68,953
Total Liability Derivatives		$68,953

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$130,363	$132,248	$262,611
Total Assets	$130,363	$132,248	$262,611

Liabilities:
Forward foreign currency contracts	$33,612	$35,341	$68,953
Total Liabilities	$33,612	$35,341	$68,953

Net OTC derivative instruments by counterparty, at fair value	$96,751	$96,907	$193,658

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$96,751	$96,907	$193,658

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Argentina: 0.9%
20,780		Mercadolibre, Inc.	$4,394,347	0.9

		Australia: 0.9%
798,886		Oil Search Ltd.	4,404,621	0.9

		Brazil: 8.7%
925,575		Ambev SA ADR	5,331,312	1.0
577,840		BB Seguridade Participacoes SA	5,411,828	1.1
818,240		CCR SA	4,717,700	0.9
534,156		Cielo SA	4,842,314	1.0
687,940		Kroton Educacional SA	2,916,043	0.6
988,620		Lojas Renner SA	8,779,032	1.7
318,000		Marcopolo SA	228,550	0.1
139,820		Raia Drogasil SA	2,633,740	0.5
319,380		Ultrapar Participacoes SA	7,294,343	1.4
368,226		Weg S.A.	2,048,967	0.4
			44,203,829	8.7

		China: 18.8%
482,500		AAC Technologies Holdings, Inc.	5,649,613	1.1
180,100	@	Alibaba Group Holding Ltd. ADR	19,420,183	3.8
25,250	@	Baidu, Inc. ADR	4,356,130	0.9
609,392	@	Hangzhou Robam Appliances Co. Ltd.	4,380,980	0.8
315,940	@	JD.com, Inc. ADR	9,828,893	1.9
1,264,000		Ping An Insurance Group Co. of China Ltd.	7,084,029	1.4
776,000		Shenzhou International Group Holdings Ltd.	4,897,510	1.0
1,090,900		Tencent Holdings Ltd.	31,428,306	6.1
405,137	@	Vipshop Holdings Ltd. ADR	5,404,528	1.1
141,000	@	Yum China Holdings, Inc.	3,835,200	0.7
			96,285,372	18.8

		Egypt: 0.7%
821,650		Commercial International Bank Egypt SAE REG GDR	3,598,827	0.7

		Hong Kong: 5.6%
3,093,400		AIA Group Ltd.	19,525,409	3.8
80,500		Jardine Matheson Holdings Ltd.	5,172,125	1.0
1,017,500		Techtronic Industries Co., Ltd.	4,119,126	0.8
			28,816,660	5.6

		India: 20.5%
318,030		Asian Paints Ltd.	5,255,145	1.0
256,490		HDFC Bank Ltd. ADR	19,293,178	3.8
144,600		HDFC Bank Ltd. - Foreign Premium	3,251,524	0.6
770,135		Housing Development Finance Corp.	17,817,383	3.5
293,028		IndusInd Bank Ltd.	6,431,356	1.3
391,126	L	Infosys Ltd. ADR	6,179,791	1.2
2,300,590		ITC Ltd.	9,933,037	1.9
374,740		Kotak Mahindra Bank Ltd.	5,033,584	1.0
255,730		Lupin Ltd.	5,691,954	1.1
364,046		Tata Consultancy Services Ltd.	13,633,126	2.7
128,313		Tata Motors Ltd. ADR	4,574,358	0.9
127,130		Ultratech Cement Ltd.	7,802,075	1.5
			104,896,511	20.5

		Indonesia: 3.3%
10,136,700		Astra International Tbk PT	6,561,051	1.3
5,045,700		Bank Central Asia Tbk PT	6,264,989	1.2
4,059,000		Bank Rakyat Indonesia	3,952,324	0.8
			16,778,364	3.3

		Macau: 1.1%
1,229,200		Sands China Ltd.	5,698,068	1.1

		Mexico: 2.5%
1,230,900	@	Becle SAB de CV	2,182,087	0.4
1,301,030		Grupo Financiero Banorte	7,486,972	1.5
637,480		Infraestructura Energetica Nova SAB de CV	3,045,712	0.6
			12,714,771	2.5

		Panama: 1.3%
60,350	L	Copa Holdings S.A.	6,774,288	1.3

		Peru: 1.3%
39,730		Credicorp Ltd.	6,487,909	1.3

		Russia: 4.0%
16,020		Lukoil PJSC ADR	850,021	0.1
49,380	@	Magnit OAO	8,124,433	1.6
84,620		Magnit PJSC GDR	3,224,802	0.6
2,975,226	@	Sberbank	8,445,851	1.7
			20,645,107	4.0

		Saudi Arabia: 0.6%
173,016	@	Almarai Co.	3,254,329	0.6

		South Africa: 10.7%
276,330		Aspen Pharmacare Holdings Ltd.	5,653,532	1.1
749,828	L	Bid Corp. Ltd.	14,463,878	2.8
478,538		Bidvest Group Ltd.	5,485,014	1.1
42,111		Capitec Bank Holdings Ltd.	2,390,664	0.5
1,303,520	L	FirstRand Ltd.	4,510,284	0.9
284,810		Mr Price Group Ltd.	3,390,151	0.7
343,500	L	Remgro Ltd.	5,270,316	1.0
1,309,851	L	Sanlam Ltd.	6,572,494	1.3
1,318,560	L	Woolworths Holdings Ltd./South Africa	6,877,679	1.3
			54,614,012	10.7

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: 4.6%
17,547		Hyundai Motor Co.	$2,472,931	0.5
28,800	@	Samsung Biologics Co. Ltd.	4,454,982	0.8
9,101		Samsung Electronics Co., Ltd.	16,749,620	3.3
			23,677,533	4.6

		Taiwan: 8.6%
784,501		Delta Electronics, Inc.	4,201,668	0.8
301,000		Eclat Textile Co. Ltd.	3,017,055	0.6
42,000		Largan Precision Co. Ltd.	6,614,996	1.3
1,075,000		President Chain Store Corp.	8,855,866	1.7
1,241,223		Taiwan Semiconductor Manufacturing Co., Ltd.	7,783,254	1.5
416,441		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,675,923	2.7
			44,148,762	8.6

		Thailand: 0.8%
738,300		Kasikornbank PCL	4,062,816	0.8

		Turkey: 0.4%
216,750		Ford Otomotiv Sanayi A/S	2,122,012	0.4

		United States: 1.9%
57,000	@	EPAM Systems, Inc.	4,304,640	0.8
86,470	@	Luxoft Holding, Inc.	5,408,699	1.1
			9,713,339	1.9

	Total Common Stock (Cost $401,760,638)		497,291,477	97.2

PREFERRED STOCK: 2.0%
		Brazil: 2.0%
800,955		Itau Unibanco Holding S.A.	9,722,191	1.9
1,071,890		Marcopolo SA	893,641	0.1

	Total Preferred Stock (Cost $11,400,880)		10,615,832	2.0

	Total Long-Term Investments (Cost $413,161,518)		507,907,309	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.7%
	Securities Lending Collateralcc: 8.7%
10,509,479	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $10,510,179, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $10,719,671, due 04/01/17-02/20/67)	10,509,479	2.1
2,211,486	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $2,211,635, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,255,716, due 05/11/17-12/01/51)	2,211,486	0.4
10,509,479	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/17, 0.84%, due 04/03/17 (Repurchase Amount $10,510,205, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $10,719,670, due 02/15/43-02/15/44)	10,509,479	2.1
10,509,479	NBC Global Finance Ltd., Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $10,510,256, collateralized by various U.S. Government Securities, 1.250%-4.625%, Market Value plus accrued interest $10,719,669, due 08/15/21-09/09/49)	10,509,479	2.0

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
10,509,500	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $10,510,277, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,719,701, due 01/15/19-02/15/46)	$10,509,500	2.1
		44,249,423	8.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
608	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $608)	608	0.0

	Total Short-Term Investments (Cost $44,250,031)	44,250,031	8.7

	Total Investments in Securities (Cost $457,411,549)	$552,157,340	107.9
	Liabilities in Excess of Other Assets	(40,649,195)	(7.9)
	Net Assets	$511,508,145	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $458,173,321.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$117,842,296
Gross Unrealized Depreciation	(23,858,277)

Net Unrealized Appreciation	$93,984,019

Sector Diversification	Percentage of Net Assets
Financials	30.1%
Information Technology	29.2
Consumer Discretionary	15.4
Consumer Staples	11.1
Industrials	4.9
Health Care	3.0
Materials	2.5
Energy	2.4
Utilities	0.6
Short-Term Investments	8.7
Liabilities in Excess of Other Assets	(7.9)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Argentina	$4,394,347	$–	$–	$4,394,347
Australia	–	4,404,621	–	4,404,621
Brazil	44,203,829	–	–	44,203,829
China	42,844,934	53,440,438	–	96,285,372
Egypt	3,598,827	–	–	3,598,827
Hong Kong	5,172,125	23,644,535	–	28,816,660
India	33,298,851	71,597,660	–	104,896,511
Indonesia	–	16,778,364	–	16,778,364
Macau	–	5,698,068	–	5,698,068
Mexico	12,714,771	–	–	12,714,771
Panama	6,774,288	–	–	6,774,288
Peru	6,487,909	–	–	6,487,909
Russia	850,021	19,795,086	–	20,645,107
Saudi Arabia	–	3,254,329	–	3,254,329
South Africa	–	54,614,012	–	54,614,012
South Korea	–	23,677,533	–	23,677,533
Taiwan	13,675,923	30,472,839	–	44,148,762
Thailand	–	4,062,816	–	4,062,816
Turkey	–	2,122,012	–	2,122,012
United States	9,713,339	–	–	9,713,339
Total Common Stock	183,729,164	313,562,313	–	497,291,477
Preferred Stock	10,615,832	–	–	10,615,832
Short-Term Investments	608	44,249,423	–	44,250,031
Total Investments, at fair value	$194,345,604	$357,811,736	$–	$552,157,340

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 12.4%
152,970	@	Acushnet Holdings Corp.	$2,643,322	0.3
111,500	@	American Axle & Manufacturing Holdings, Inc.	2,093,970	0.3
191,197		American Eagle Outfitters, Inc.	2,682,494	0.4
184,300		Bloomin Brands, Inc.	3,636,239	0.5
105,946	L	Brinker International, Inc.	4,657,386	0.6
92,077		Brunswick Corp.	5,635,112	0.7
52,700		Caleres, Inc.	1,392,334	0.2
3,300		Capella Education Co.	280,582	0.0
27,700		Carter's, Inc.	2,487,460	0.3
34,700		Cato Corp.	762,012	0.1
282,745		Chico's FAS, Inc.	4,014,979	0.5
30,400		Childrens Place Retail Stores, Inc.	3,649,520	0.5
123,663		Cinemark Holdings, Inc.	5,483,217	0.7
32,875	@	Cooper-Standard Holdings, Inc.	3,646,824	0.5
165,542	@	CROCS, Inc.	1,170,382	0.2
17,300		Dana, Inc.	334,063	0.0
14,000		DineEquity, Inc.	761,880	0.1
223,589	@	EW Scripps Co.	5,240,926	0.7
35,300	@	Express, Inc.	321,583	0.0
14,400	@	Gray Television, Inc.	208,800	0.0
7,800		Group 1 Automotive, Inc.	577,824	0.1
26,900	@	Helen of Troy Ltd.	2,533,980	0.3
900		Jack in the Box, Inc.	91,548	0.0
40,700	@	K12, Inc.	779,405	0.1
30,685		LCI Industries	3,062,363	0.4
39,600		Libbey, Inc.	577,368	0.1
24,400	@	Liberty TripAdvisor Holdings, Inc.	344,040	0.0
34,100		Lifetime Brands, Inc.	685,410	0.1
152,115	@	Malibu Boats, Inc.	3,414,982	0.5
49,410	@	Monarch Casino & Resort, Inc.	1,459,571	0.2
26,000		Movado Group, Inc.	648,700	0.1
3,300		Nacco Industries, Inc.	230,340	0.0
6,000		Nexstar Broadcasting Group, Inc.	420,900	0.1
831,050		Office Depot, Inc.	3,876,848	0.5
52,983		Papa John's International, Inc.	4,240,759	0.6
17,700	@	Perry Ellis International, Inc.	380,196	0.1
27,500		Pier 1 Imports, Inc.	196,900	0.0
63,081		Pool Corp.	7,527,456	1.0
38,900		Ruth's Hospitality Group, Inc.	779,945	0.1
100,497	@	ServiceMaster Global Holdings, Inc.	4,195,750	0.6
43,700		Sinclair Broadcast Group, Inc.	1,769,850	0.2
3,600	@	Stoneridge, Inc.	65,304	0.0
3,600	L	Tailored Brands, Inc.	53,784	0.0
159,600	@	Taylor Morrison Home Corp.	3,402,672	0.4
9,900		Tower International, Inc.	268,290	0.0
11,100	@	Townsquare Media, Inc.	135,198	0.0
109,977	@,L	Zoe's Kitchen, Inc.	2,034,575	0.3
			94,857,043	12.4

		Consumer Staples: 3.6%
127,310		AdvancePierre Foods Holdings, Inc.	3,968,253	0.5
46,600	@	Central Garden and Pet Co.	1,617,952	0.2
66,500		Dean Foods Co.	1,307,390	0.2
6,016		J&J Snack Foods Corp.	815,529	0.1
189,350	@	Performance Food Group Co.	4,506,530	0.6
53,400	L	Pilgrim's Pride Corp.	1,201,767	0.2
7,343		Pinnacle Foods, Inc.	424,939	0.1
11,500	@	Post Holdings, Inc.	1,006,480	0.1
6,200		Sanderson Farms, Inc.	643,808	0.1
73,120		SpartanNash Co.	2,558,469	0.3
60,404		Spectrum Brands Holdings, Inc.	8,396,760	1.1
74,200	@	SUPERVALU, Inc.	286,412	0.0
4,500	@	TreeHouse Foods, Inc.	380,970	0.0
20,700	@	US Foods Holding Corp.	579,186	0.1
3,100	@	USANA Health Sciences, Inc.	178,560	0.0
			27,873,005	3.6

		Energy: 3.5%
398,100	@	Abraxas Petroleum Corp.	804,162	0.1
59,900		Archrock, Inc.	742,760	0.1
14,900	@	Callon Petroleum Co.	196,084	0.0
11,600	@	Carrizo Oil & Gas, Inc.	332,456	0.0
8,079		Cimarex Energy Co.	965,360	0.1
5,800	@,L	Clayton Williams Energy, Inc.	766,064	0.1
28,350	L	Core Laboratories NV	3,274,992	0.4
99,200		Delek US Holdings, Inc.	2,407,584	0.3
215,300	@	Denbury Resources, Inc.	555,474	0.1
35,992	@,L	Dril-Quip, Inc.	1,963,364	0.3
136,300	@,L	EP Energy Corp.	647,425	0.1
48,900	@	Exterran Corp.	1,537,905	0.2
15,400		Green Plains, Inc.	381,150	0.1
26,000	@	Matrix Service Co.	429,000	0.1
54,200	@	Pacific Ethanol, Inc.	371,270	0.1
212,034		Patterson-UTI Energy, Inc.	5,146,065	0.7
12,600	@	PHI, Inc.	150,948	0.0
5,700	@	Pioneer Energy Services Corp.	22,800	0.0
1,100	@	REX American Resources Corp.	99,539	0.0
68,600	@	RigNet, Inc.	1,471,470	0.2
2,700	L	SemGroup Corp. - Class A	97,200	0.0
403,680	@,L	SRC Energy, Inc.	3,407,059	0.4
50,300	@	Westmoreland Coal Co.	730,356	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
5,500		World Fuel Services Corp.	$199,375	0.0
			26,699,862	3.5

		Financials: 17.8%
94,100		American Equity Investment Life Holding Co.	2,223,583	0.3
14,300		Aspen Insurance Holdings Ltd.	744,315	0.1
188,773		Associated Banc-Corp.	4,606,061	0.6
133,636		BankUnited, Inc.	4,985,959	0.7
127,050		BGC Partners, Inc.	1,443,288	0.2
22,200		OceanFirst Financial Corp.	625,485	0.1
17,300		Capstead Mortgage Corp.	182,342	0.0
15,300		Cathay General Bancorp.	576,504	0.1
109,000		CNO Financial Group, Inc.	2,234,500	0.3
48,940		Commerce Bancshares, Inc.	2,748,470	0.4
3,347		Community Trust Bancorp, Inc.	153,125	0.0
6,200	@	CU Bancorp	245,830	0.0
7,380	@	Customers Bancorp, Inc.	232,691	0.0
13,500		Dime Community Bancshares	274,050	0.0
74,322		East West Bancorp, Inc.	3,835,759	0.5
68,899		Eaton Vance Corp.	3,097,699	0.4
3,500		Enterprise Financial Services Corp.	148,400	0.0
5,900		Evercore Partners, Inc.	459,610	0.1
69,600	@	Ezcorp, Inc.	567,240	0.1
18,476		Factset Research Systems, Inc.	3,046,877	0.4
61,203		Fidelity Southern Corp.	1,369,723	0.2
36,400		Financial Institutions, Inc.	1,199,380	0.2
21,700		First American Financial Corp.	852,376	0.1
310,900	@	First BanCorp. Puerto Rico	1,756,585	0.2
9,500		First Business Financial Services, Inc.	246,620	0.0
10,900		First Community Bancshares, Inc.	272,173	0.0
107,922		First Financial Bancorp.	2,962,459	0.4
110,260		First Hawaiian, Inc.	3,298,979	0.4
245,190		First Horizon National Corp.	4,536,015	0.6
78,000		First Merchants Corp.	3,066,960	0.4
23,527		First Republic Bank	2,207,068	0.3
66,200		FirstCash, Inc.	3,253,730	0.4
22,900	@	FNFV Group	303,425	0.0
97,500		Fulton Financial Corp.	1,740,375	0.2
80,511		Glacier Bancorp., Inc.	2,731,738	0.4
86,301		Great Western Bancorp, Inc.	3,660,025	0.5
73,000		Hancock Holding Co.	3,325,150	0.4
64,250		Hanmi Financial Corp.	1,975,688	0.3
11,800	L	HCI Group, Inc.	537,844	0.1
29,800		Heritage Financial Corp.	737,550	0.1
26,100		Hilltop Holdings, Inc.	716,967	0.1
17,900	@	HomeStreet, Inc.	500,305	0.1
115,281		Hope Bancorp, Inc.	2,209,937	0.3
3,300		Horace Mann Educators Corp.	135,465	0.0
31,900		Houlihan Lokey, Inc.	1,098,955	0.2
284,600		Huntington Bancshares, Inc.	3,810,794	0.5
68,683		Iberiabank Corp.	5,432,825	0.7
27,400	@	Intl. FCStone, Inc.	1,040,104	0.1
42,120		Kinsale Capital Group, Inc.	1,349,525	0.2
79,530		Lazard Ltd.	3,657,585	0.5
9,700		Maiden Holdings Ltd.	135,800	0.0
8,100		MainSource Financial Group, Inc.	266,733	0.0
5,300		Marlin Business Services Corp.	136,475	0.0
14,200		Meta Financial Group, Inc.	1,256,700	0.2
70,369		Moelis & Co.	2,709,207	0.4
52,657		Morningstar, Inc.	4,138,840	0.5
6,600		National General Holdings Corp.	156,816	0.0
5,713		NBT Bancorp., Inc.	211,781	0.0
47,400		PacWest Bancorp	2,524,524	0.3
16,800	@	PennyMac Financial Services, Inc.	286,440	0.0
5,700		Piper Jaffray Cos.	363,945	0.1
81,500		Popular, Inc.	3,319,495	0.4
20,100		Preferred Bank/Los Angeles CA	1,078,566	0.1
4,010		Premier Financial Bancorp, Inc.	84,330	0.0
10,100		PrivateBancorp, Inc.	599,637	0.1
66,689		ProAssurance Corp.	4,018,012	0.5
115,600		Redwood Trust, Inc.	1,920,116	0.3
7,000		Selective Insurance Group	330,050	0.1
6,700		Shore Bancshares, Inc.	111,957	0.0
5,400		Sierra Bancorp.	148,122	0.0
7,800		Southern National Bancorp of Virginia, Inc.	132,054	0.0
30,400		Stewart Information Services Corp.	1,343,072	0.2
2,800	@	Stifel Financial Corp.	140,532	0.0
3,600		Stonegate Bank	169,524	0.0
3,100	@	SVB Financial Group	576,879	0.1
199,600		TCF Financial Corp.	3,397,192	0.5
4,015		TowneBank	130,086	0.0
29,400		Trico Bancshares	1,044,582	0.1
28,700	@	Tristate Capital Holdings, Inc.	670,145	0.1
11,600	@	Triumph Bancorp, Inc.	299,280	0.0
88,198		Umpqua Holdings Corp.	1,564,633	0.2
7,800		United Fire Group, Inc.	333,606	0.1
28,000		Universal Insurance Holdings, Inc.	686,000	0.1
16,800	@	Walker & Dunlop, Inc.	700,392	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
3,400		Washington Federal, Inc.	$112,540	0.0
83,994	@	Western Alliance Bancorp.	4,123,266	0.5
38,361		Wintrust Financial Corp.	2,651,512	0.4
40,000		Zions Bancorp.	1,680,000	0.2
			135,970,954	17.8

		Health Care: 12.6%
13,600	@	Acceleron Pharma, Inc.	359,992	0.1
109,700	@,L	Achillion Pharmaceuticals, Inc.	461,837	0.1
18,000	@	Acorda Therapeutics, Inc.	378,000	0.1
9,100	@,L	Adamas Pharmaceuticals, Inc.	159,250	0.0
29,500	@	Addus HomeCare Corp.	944,000	0.1
16,800	@,L	Aduro Biotech, Inc.	180,600	0.0
1,900	@	Adverum Biotechnologies, Inc.	5,130	0.0
2,700	@,L	Agios Pharmaceuticals, Inc.	157,680	0.0
7,000	@	AMAG Pharmaceuticals, Inc.	157,850	0.0
131,200	@,L	Amicus Therapeutics, Inc.	935,456	0.1
35,500	@	AMN Healthcare Services, Inc.	1,441,300	0.2
15,100	@	Amphastar Pharmaceuticals, Inc.	218,950	0.0
13,500	@,L	AnaptysBio, Inc.	374,625	0.1
38,600	@	Angiodynamics, Inc.	669,710	0.1
17,800	@	Audentes Therapeutics, Inc.	303,312	0.0
12,400	@,L	Bellicum Pharmaceuticals, Inc.	153,016	0.0
12,400	@	Bluebird Bio, Inc.	1,127,160	0.2
22,000	@	Blueprint Medicines Corp.	879,780	0.1
6,400	@	Cambrex Corp.	352,320	0.1
32,200	@,L	Cara Therapeutics, Inc.	592,158	0.1
193,080	@	Catalent, Inc.	5,468,026	0.7
70,966	@,L	Celldex Therapeutics, Inc.	256,187	0.0
11,700	@	Cempra, Inc.	43,875	0.0
36,622	@	Centene Corp.	2,609,684	0.3
13,800	@	Clovis Oncology, Inc.	878,646	0.1
12,200	@	Coherus Biosciences, Inc.	258,030	0.0
15,300	@,L	Corvus Pharmaceuticals, Inc.	317,781	0.0
64,850	@	Cotiviti Holdings, Inc.	2,699,706	0.4
181,000	@	Cross Country Healthcare, Inc.	2,599,160	0.3
34,200	@	Cutera, Inc.	707,940	0.1
24,400	@,L	Dynavax Technologies Corp.	145,180	0.0
4,223	@	Envision Healthcare Corp.	258,954	0.0
36,600	@	Epizyme, Inc.	627,690	0.1
14,200	@,L	Esperion Therapeutics, Inc.	501,402	0.1
48,200	@	Exelixis, Inc.	1,044,494	0.1
12,600	@	FibroGen, Inc.	310,590	0.0
1,000	@	FivePrime Therapeutics, Inc.	36,150	0.0
10,400	@	Flex Pharma, Inc.	45,760	0.0
34,800	@	Genesis Healthcare, Inc.	91,872	0.0
13,300	@,L	Global Blood Therapeutics, Inc.	490,105	0.1
42,340	@	HealthEquity, Inc.	1,797,333	0.2
132,278		Healthsouth Corp.	5,662,821	0.7
64,200	@	HMS Holdings Corp.	1,305,186	0.2
49,100	@	Horizon Pharma PLC	725,698	0.1
16,350	@	ICU Medical, Inc.	2,496,645	0.3
17,490	@	Idexx Laboratories, Inc.	2,704,129	0.4
8,900	@,L	Immune Design Corp.	60,520	0.0
22,900	@	INC Research Holdings, Inc.	1,049,965	0.1
29,400	@	Inogen, Inc.	2,280,264	0.3
32,200	@	Insmed Inc.	563,822	0.1
10,400	@	Jounce Therapeutics, Inc.	228,696	0.0
34,600	@	Karyopharm Therapeutics, Inc.	444,264	0.1
53,200		Kindred Healthcare, Inc.	444,220	0.1
41,700	@,L	Lipocine, Inc.	162,630	0.0
1,600	@	Loxo Oncology, Inc.	67,328	0.0
14,600	@	MacroGenics, Inc.	271,560	0.0
35,409	@	Magellan Health, Inc.	2,444,991	0.3
48,600	@	Masimo Corp.	4,532,436	0.6
11,600	@,L	Medicines Co.	567,240	0.1
66,000	@	Medidata Solutions, Inc.	3,807,540	0.5
40,400	@	Molina Healthcare, Inc.	1,842,240	0.2
13,800	@	Momenta Pharmaceuticals, Inc.	184,230	0.0
27,300	@	Nektar Therapeutics	640,731	0.1
15,800	@	Neurocrine Biosciences, Inc.	684,140	0.1
76,800	@,L	Ocular Therapeutix, Inc.	712,704	0.1
12,600	@	Ophthotech Corp.	46,116	0.0
308,300	@	OraSure Technologies, Inc.	3,986,319	0.5
46,950		Owens & Minor, Inc.	1,624,470	0.2
13,100	@	Pacira Pharmaceuticals, Inc.	597,360	0.1
86,760	@	Patheon NV	2,285,258	0.3
26,900	@	PharMerica Corp.	629,460	0.1
4,900	@	PRA Health Sciences, Inc.	319,627	0.0
9,100	@,L	Puma Biotechnology, Inc.	338,520	0.1
22,700	@	Ra Pharmaceuticals, Inc.	483,283	0.1
5,200	@,L	Radius Health, Inc.	200,980	0.0
24,900	@	RadNet, Inc.	146,910	0.0
12,600	@,L	Reata Pharmaceuticals, Inc.	285,390	0.0
16,400	@,L	Revance Therapeutics, Inc.	341,120	0.1
6,100	@	Sage Therapeutics, Inc.	433,527	0.1
22,900	@	Sarepta Therapeutics, Inc.	677,840	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
27,500	@	Selecta Biosciences, Inc.	$393,800	0.1
5,300	@,L	Seres Therapeutics, Inc.	59,731	0.0
8,400	@,L	Spark Therapeutics, Inc.	448,056	0.1
46,600	@	Surgery Partners, Inc.	908,700	0.1
99,000	@,L	Synergy Pharmaceuticals, Inc.	461,340	0.1
24,900	@,L	Syros Pharmaceuticals, Inc.	396,657	0.1
3,100	@,L	Tesaro, Inc.	476,997	0.1
8,900	@,L	Theravance Biopharma, Inc.	327,698	0.0
9,300	@	Ultragenyx Pharmaceutical, Inc.	630,354	0.1
17,800	@	Vanda Pharmaceuticals, Inc.	249,200	0.0
17,300	@,L	Voyager Therapeutics, Inc.	229,052	0.0
99,440	@	VWR Corp.	2,804,208	0.4
34,831	@	WellCare Health Plans, Inc.	4,883,655	0.6
75,329		West Pharmaceutical Services, Inc.	6,147,600	0.8
21,100	@	Xencor, Inc.	504,712	0.1
			96,242,631	12.6

		Industrials: 19.0%
31,200		AAR Corp.	1,049,256	0.1
26,900		ABM Industries, Inc.	1,172,840	0.2
118,100	@	Acacia Research - Acacia Technologies	679,075	0.1
277,500	@	ACCO Brands Corp.	3,649,125	0.5
147,952		Allison Transmission Holdings, Inc.	5,335,149	0.7
69,467		Altra Industrial Motion Corp.	2,705,740	0.4
4,900	@	American Woodmark Corp.	449,820	0.1
80,290		Applied Industrial Technologies, Inc.	4,965,937	0.7
128,200		ArcBest Corp.	3,333,200	0.4
13,225	@	Atlas Air Worldwide Holdings, Inc.	733,326	0.1
10,800		Barnes Group, Inc.	554,472	0.1
54,800		Barrett Business Services, Inc.	2,993,176	0.4
121,340		Brady Corp.	4,689,791	0.6
34,200		Ceco Environmental Corp.	359,442	0.0
37,000		Columbus McKinnon Corp.	918,340	0.1
9,200		CRA International, Inc.	325,036	0.0
119,792		Douglas Dynamics, Inc.	3,671,625	0.5
28,000		EMCOR Group, Inc.	1,762,600	0.2
11,300		EnerSys	892,022	0.1
24,800	@	Engility Holdings, Inc.	717,712	0.1
50,200		Essendant, Inc.	760,530	0.1
30,300		Federal Signal Corp.	418,443	0.1
72,554	@	Generac Holdings, Inc.	2,704,813	0.4
194,100		General Cable Corp.	3,484,095	0.5
103,400		Global Brass & Copper Holdings, Inc.	3,556,960	0.5
6,700	@	GMS, Inc.	234,768	0.0
10,100	L	Greenbrier Cos., Inc.	435,310	0.1
19,300	@	Hawaiian Holdings, Inc.	896,485	0.1
63,700	@	HC2 Holdings, Inc.	394,940	0.1
10,900		Heico Corp. - Class A	817,500	0.1
93,879		Herman Miller, Inc.	2,961,882	0.4
3,500		Hurco Cos, Inc.	108,850	0.0
7,500		Hyster-Yale Materials Handling, Inc.	422,925	0.1
26,700	@	ICF International, Inc.	1,102,710	0.1
34,400		Insperity, Inc.	3,049,560	0.4
31,300		Interface, Inc.	596,265	0.1
45,640	@	JELD-WEN Holding, Inc.	1,499,274	0.2
14,300		Kadant, Inc.	848,705	0.1
88,975		KAR Auction Services, Inc.	3,885,538	0.5
3,400		Kelly Services, Inc.	74,324	0.0
6,000		Kennametal, Inc.	235,380	0.0
23,000		Kimball International, Inc.	379,500	0.0
133,826		Knight Transportation, Inc.	4,195,445	0.5
9,800		Knoll, Inc.	233,338	0.0
56,380		Landstar System, Inc.	4,828,947	0.6
42,920		Lincoln Electric Holdings, Inc.	3,728,031	0.5
61,700	@	Mastec, Inc.	2,471,085	0.3
201,500	@	Meritor, Inc.	3,451,695	0.5
6,000	@	Moog, Inc.	404,100	0.1
122,400	@	MRC Global, Inc.	2,243,592	0.3
10,200	@	Orion Group Holdings, Inc.	76,194	0.0
7,200		Park-Ohio Holdings Corp.	258,840	0.0
14,700		Powell Industries, Inc.	506,268	0.1
43,487	@	Proto Labs, Inc.	2,222,186	0.3
108,000		Quad/Graphics, Inc.	2,725,920	0.4
55,927	@	RBC Bearings, Inc.	5,429,952	0.7
6,400		Regal-Beloit Corp.	484,160	0.1
115,200		Skywest, Inc.	3,945,600	0.5
2,400		Standex International Corp.	240,360	0.0
57,400		Steelcase, Inc.	961,450	0.1
172,736		Toro Co.	10,789,091	1.4
18,300	@	Trimas Corp.	379,725	0.0
54,400	@	TriNet Group, Inc.	1,572,160	0.2
115,200	@	TrueBlue, Inc.	3,150,720	0.4
25,000	@	Tutor Perini Corp.	795,000	0.1
23,300		Universal Forest Products, Inc.	2,295,982	0.3
4,800		Universal Logistics Holdings, Inc.	68,880	0.0
42,414		US Ecology, Inc.	1,987,096	0.3
93,300	@	Vectrus, Inc.	2,085,255	0.3
7,300		Viad Corp.	329,960	0.0
3,100		VSE Corp.	126,480	0.0
159,500		Wabash National Corp.	3,300,055	0.4
14,400	@	WageWorks, Inc.	1,041,120	0.1
28,965		Waste Connections, Inc.	2,555,292	0.3
25,105		Watsco, Inc.	3,594,534	0.5
84,600		West Corp.	2,065,932	0.3

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
61,800	@	YRC Worldwide, Inc.	$680,418	0.1
			145,051,304	19.0

		Information Technology: 13.8%
5,300	@	Advanced Energy Industries, Inc.	363,368	0.0
205,800	@	Advanced Micro Devices, Inc.	2,994,390	0.4
55,900	@	Alpha & Omega Co.	960,921	0.1
12,700	@,L	Alteryx, Inc.	198,501	0.0
2,700	@	Anixter International, Inc.	214,110	0.0
48,800	@	Aspen Technology, Inc.	2,875,296	0.4
44,000	@	Bankrate, Inc.	424,600	0.1
1,281		Bel Fuse, Inc.	32,730	0.0
65,243	@	Benchmark Electronics, Inc.	2,074,727	0.3
29,410		Blackbaud, Inc.	2,254,865	0.3
3,400	@	Blackhawk Network Holdings, Inc.	138,040	0.0
3,500	@	Blackline, Inc.	104,160	0.0
61,850		Cabot Microelectronics Corp.	4,738,328	0.6
29,100	@	Ciena Corp.	687,051	0.1
33,100	@	Cirrus Logic, Inc.	2,008,839	0.3
57,300		Cohu, Inc.	1,057,758	0.1
28,900	@	Commvault Systems, Inc.	1,468,120	0.2
76,448	@	CoreLogic, Inc.	3,112,963	0.4
17,200	@	Cornerstone OnDemand, Inc.	668,908	0.1
20,400	@,L	Coupa Software, Inc.	518,160	0.1
188,631		Cypress Semiconductor Corp.	2,595,563	0.3
21,200	@	Euronet Worldwide, Inc.	1,813,024	0.2
4,400		EVERTEC, Inc.	69,960	0.0
17,000	@	ExlService Holdings, Inc.	805,120	0.1
524,900	@	Extreme Networks, Inc.	3,941,999	0.5
34,400	@	Five9, Inc.	566,224	0.1
93,610	@,L	GrubHub, Inc.	3,078,833	0.4
66,425	@	Guidewire Software, Inc.	3,741,720	0.5
46,811	@	Imperva, Inc.	1,921,592	0.3
57,900	@	Insight Enterprises, Inc.	2,379,111	0.3
73,750	@	Instructure, Inc.	1,725,750	0.2
208,395		IXYS Corp.	3,032,147	0.4
54,975	@	Kimball Electronics, Inc.	931,826	0.1
17,300	@	KVH Industries, Inc.	145,320	0.0
190,500	@	Limelight Networks, Inc.	491,490	0.1
4,700		Littelfuse, Inc.	751,577	0.1
57,450	@	Manhattan Associates, Inc.	2,990,272	0.4
16,100		Methode Electronics, Inc.	734,160	0.1
20,659	@	MicroStrategy, Inc.	3,879,760	0.5
18,700	@	MuleSoft, Inc.	454,971	0.1
9,000	@	Nanometrics, Inc.	274,140	0.0
52,600	@,L	Oclaro, Inc.	516,532	0.1
40,400	@	Planet Payment, Inc.	160,792	0.0
16,200	@	Plexus Corp.	936,360	0.1
2,660	@	PTC, Inc.	139,783	0.0
107,222	@	Q2 Holdings, Inc.	3,736,687	0.5
4,900		QAD, Inc.	136,465	0.0
5,800	@	Qualys, Inc.	219,820	0.0
11,500	@	RealPage, Inc.	401,350	0.1
294,200	@	RetailMeNot, Inc.	2,383,020	0.3
57,800	@	RingCentral, Inc.	1,635,740	0.2
13,100	@	Rudolph Technologies, Inc.	293,440	0.0
111,300	@	Sanmina Corp.	4,518,780	0.6
10,700		Science Applications International Corp.	796,080	0.1
107,200	@	Sigma Designs, Inc.	670,000	0.1
46,304	@	Splunk, Inc.	2,884,276	0.4
27,000	@	Sykes Enterprises, Inc.	793,800	0.1
7,770	@	Tableau Software, Inc.	385,003	0.1
73,400	@	Take-Two Interactive Software, Inc.	4,350,418	0.6
18,000	@	Tech Data Corp.	1,690,200	0.2
199,400		TiVo Corp.	3,738,750	0.5
212,700		Travelport Worldwide Ltd.	2,503,479	0.3
23,060	@	Tyler Technologies, Inc.	3,564,154	0.5
153,900	@	Ultra Clean Holdings, Inc.	2,596,293	0.3
191,620	@,L	Unisys Corp.	2,673,099	0.4
98,100	@	Xcerra Corp.	872,109	0.1
			105,816,824	13.8

		Materials: 4.9%
228,900	@	AK Steel Holding Corp.	1,645,791	0.2
105,199		Aptargroup, Inc.	8,099,271	1.1
23,016	@	Berry Plastics Group, Inc.	1,117,887	0.2
25,600	@	Boise Cascade Co.	683,520	0.1
17,300		Chemours Co.	666,050	0.1
60,600	@	Cliffs Natural Resources, Inc.	497,526	0.1
11,100		Commercial Metals Co.	212,343	0.0
76,546	@	Crown Holdings, Inc.	4,053,111	0.5
34,800		FutureFuel Corp.	493,464	0.1
110,281	@	GCP Applied Technologies, Inc.	3,600,675	0.5
42,500		Graphic Packaging Holding Co.	546,975	0.1
34,200		Innophos Holdings, Inc.	1,845,774	0.2
2,500		Innospec, Inc.	161,875	0.0
24,400		Minerals Technologies, Inc.	1,869,040	0.2
27,300	@	Omnova Solutions, Inc.	270,270	0.0
17,110		Quaker Chemical Corp.	2,252,703	0.3
8,400	@	Ryerson Holding Corp.	105,840	0.0
37,600		Schweitzer-Mauduit International, Inc.	1,557,392	0.2
61,900		Trinseo SA	4,153,490	0.5
117,715	L	Valvoline, Inc.	2,889,903	0.4
8,250		Worthington Industries, Inc.	371,992	0.1
			37,094,892	4.9

		Real Estate: 7.0%
23,000		American Assets Trust, Inc.	962,320	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
8,677		American Campus Communities, Inc.	$412,938	0.1
18,400		Armada Hoffler Properties, Inc.	255,576	0.0
284,000		Ashford Hospitality Trust, Inc.	1,809,080	0.2
31,000		Bluerock Residential Growth REIT, Inc.	381,610	0.1
17,400		Chatham Lodging Trust	343,650	0.0
15,400		Chesapeake Lodging Trust	368,984	0.1
16,900		Coresite Realty Corp.	1,521,845	0.2
54,021		Cousins Properties, Inc.	446,754	0.1
14,200		CubeSmart	368,632	0.1
4,700		CyrusOne, Inc.	241,909	0.0
16,156		DCT Industrial Trust, Inc.	777,427	0.1
18,325		DDR Corp.	229,612	0.0
31,400		DiamondRock Hospitality Co.	350,110	0.0
17,500		DuPont Fabros Technology, Inc.	867,825	0.1
10,400		Easterly Government Properties, Inc.	205,816	0.0
54,297		EastGroup Properties, Inc.	3,992,458	0.5
15,400		Education Realty Trust, Inc.	629,090	0.1
7,600		EPR Properties	559,588	0.1
82,875		First Industrial Realty Trust, Inc.	2,206,961	0.3
27,600	@	Forestar Real Estate Group, Inc.	376,740	0.1
6,000		Franklin Street Properties Corp.	72,840	0.0
10,200	L	Government Properties Income Trust	213,486	0.0
108,333		HFF, Inc.	2,997,574	0.4
14,000		Highwoods Properties, Inc.	687,820	0.1
10,900		Hudson Pacific Properties, Inc.	377,576	0.1
16,000	@	InfraREIT, Inc.	288,000	0.0
26,167		Mid-America Apartment Communities, Inc.	2,662,231	0.4
108,005		National Retail Properties, Inc.	4,711,178	0.6
13,700		New Senior Investment Group, Inc.	139,740	0.0
40,146		NexPoint Residential Trust, Inc.	969,927	0.1
105,110		Outfront Media, Inc.	2,790,671	0.4
6,815		Parkway, Inc.	135,550	0.0
3,500		PS Business Parks, Inc.	401,660	0.1
5,400		Ramco-Gershenson Properties	75,708	0.0
118,674		Realogy Holdings Corp.	3,535,299	0.5
75,000		Retail Opportunity Investments Corp.	1,577,250	0.2
42,800		Rexford Industrial Realty, Inc.	963,856	0.1
202,917		RLJ Lodging Trust	4,770,579	0.6
44,400		Silver Bay Realty Trust Corp.	953,268	0.1
93,200		Summit Hotel Properties, Inc.	1,489,336	0.2
4,900		Sun Communities, Inc.	393,617	0.1
72,703		Sunstone Hotel Investors, Inc.	1,114,537	0.1
90,100		The Geo Group, Inc.	4,177,937	0.5
43,500		Xenia Hotels & Resorts, Inc.	742,545	0.1
			53,551,110	7.0

		Telecommunication Services: 0.0%
14,000		IDT Corp.	178,080	0.0

		Utilities: 2.9%
3,600		American States Water Co.	159,480	0.0
22,600	@	Atlantic Power Corp.	59,890	0.0
4,500		Consolidated Water Co., Ltd.	52,425	0.0
3,100		El Paso Electric Co.	156,550	0.0
12,600		Idacorp, Inc.	1,045,296	0.2
6,500		MGE Energy, Inc.	422,500	0.1
25,900		New Jersey Resources Corp.	1,025,640	0.1
79,983		NorthWestern Corp.	4,695,002	0.6
20,900		Ormat Technologies, Inc.	1,192,972	0.2
189,145		Portland General Electric Co.	8,401,821	1.1
18,400		Southwest Gas Corp.	1,525,544	0.2
79,500	L	Spark Energy, Inc.	2,540,025	0.3
4,200		Westar Energy, Inc.	227,934	0.0
9,100		WGL Holdings, Inc.	751,023	0.1
			22,256,102	2.9

	Total Common Stock (Cost $570,529,119)		745,591,807	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
	Securities Lending Collateralcc: 4.0%
7,255,558	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $7,256,041, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $7,400,671, due 04/01/17-02/20/67)	7,255,558	0.9

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
7,255,558	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $7,256,047, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,400,669, due 05/11/17-12/01/51)	$7,255,558	0.9
1,526,779	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $1,526,902, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,557,315, due 03/01/37-02/01/47)	1,526,779	0.2
7,255,558	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $7,256,041, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,400,669, due 04/19/17-02/20/67)	7,255,558	1.0
7,255,600	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $7,256,137, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,400,720, due 01/15/19-02/15/46)	7,255,600	1.0
		30,549,053	4.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
14,978,379	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $14,978,379)	14,978,379	2.0

	Total Short-Term Investments (Cost $45,527,432)	45,527,432	6.0

	Total Investments in Securities (Cost $616,056,551)	$791,119,239	103.5
	Liabilities in Excess of Other Assets	(26,990,412)	(3.5)
	Net Assets	$764,128,827	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $618,665,995.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$195,803,373
Gross Unrealized Depreciation	(23,350,129)

Net Unrealized Appreciation	$172,453,244

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock*	$745,591,807	$–	$–	$745,591,807
Short-Term Investments	14,978,379	30,549,053	–	45,527,432
Total Investments, at fair value	$760,570,186	$30,549,053	$–	$791,119,239
Other Financial Instruments+
Futures	214,512	–	–	214,512
Total Assets	$760,784,698	$30,549,053	$–	$791,333,751

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2017, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	110	06/16/17	$7,614,200	$214,512
			$7,614,200	$214,512

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of March 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$214,512
Total Asset Derivatives		$214,512

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.9%
	France: 9.0%
123,256	L'Oreal S.A.	$23,706,839	5.6
118,785	Pernod Ricard SA	14,042,895	3.4
		37,749,734	9.0

	Germany: 3.6%
152,463	SAP SE	14,957,883	3.6

	Italy: 1.4%
509,794	Davide Campari-Milano S.p.A.	5,913,427	1.4

	Netherlands: 0.9%
198,660	Relx NV	3,685,471	0.9

	Switzerland: 1.5%
82,065	Nestle S.A.	6,298,634	1.5

	United Kingdom: 26.2%
307,246	British American Tobacco PLC	20,384,514	4.9
411,806	Experian PLC	8,401,339	2.0
388,667	Reckitt Benckiser Group PLC	35,481,988	8.4
287,554	Relx PLC	5,629,765	1.3
819,120	Unilever PLC	40,404,855	9.6
		110,302,461	26.2

	United States: 54.3%
157,190	Accenture PLC	18,843,937	4.5
312,537	Altria Group, Inc.	22,321,393	5.3
113,184	Automatic Data Processing, Inc.	11,588,910	2.8
281,061	Coca-Cola Co.	11,928,229	2.8
50,807	International Flavors & Fragrances, Inc.	6,733,452	1.6
46,462	Intuit, Inc.	5,389,127	1.3
433,540	Microsoft Corp.	28,552,944	6.8
37,292	Moody's Corp.	4,178,196	1.0
250,862	Nike, Inc.	13,980,539	3.3
170,302	Philip Morris International, Inc.	19,227,096	4.6
294,758	Reynolds American, Inc.	18,575,649	4.4
45,992	Time Warner, Inc.	4,493,878	1.1
301,125	Twenty-First Century Fox, Inc. - Class A	9,753,439	2.3
318,853	Twenty-First Century Fox, Inc. - Class B	10,133,148	2.4
196,669	Visa, Inc. - Class A	17,477,974	4.1
127,076	Walt Disney Co.	14,409,148	3.4
207,351	Zoetis, Inc.	11,066,323	2.6
		228,653,382	54.3

	Total Common Stock (Cost $323,563,936)	407,560,992	96.9

SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
5,519,740	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.600%††
	(Cost $5,519,740)	5,519,740	1.3

	Total Short-Term Investments (Cost $5,519,740)	5,519,740	1.3

	Total Investments in Securities (Cost $329,083,676)	$413,080,732	98.2
	Assets in Excess of Other Liabilities	7,658,537	1.8
	Net Assets	$420,739,269	100.0

††	Rate shown is the 7-day yield as of March 31, 2017.

Cost for federal income tax purposes is $329,851,899.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$85,197,997
Gross Unrealized Depreciation	(1,969,164)

Net Unrealized Appreciation	$83,228,833

Industry Diversification	Percentage of Net Assets
Agriculture	19.2%
Cosmetics/Personal Care	15.2
Software	11.7
Media	11.4
Household Products/Wares	8.4
IT Services	7.3
Diversified Financial Services	5.1
Beverages	3.4
Apparel	3.3
Consumer Staples	2.8
Pharmaceuticals	2.6
Commercial Services	2.0
Materials	1.6
Food Products	1.5
Beverage & Tobacco	1.4
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
France	$–	$37,749,734	$–	$37,749,734
Germany	–	14,957,883	–	14,957,883
Italy	–	5,913,427	–	5,913,427
Netherlands	–	3,685,471	–	3,685,471
Switzerland	–	6,298,634	–	6,298,634
United Kingdom	–	110,302,461	–	110,302,461
United States	228,653,382	–	–	228,653,382
Total Common Stock	228,653,382	178,907,610	–	407,560,992
Short-Term Investments	5,519,740	–	–	5,519,740
Total Investments, at fair value	$234,173,122	$178,907,610	$–	$413,080,732

(1)	For the period ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2017, securities valued at $5,350,204 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 60.2%
		Consumer Discretionary: 9.6%
542,129		Adient plc	$39,396,515	0.6
125,382	@	Amazon.com, Inc.	111,156,158	1.8
1,737,200		Aramark	64,050,564	1.0
72,006	@	Autozone, Inc.	52,063,938	0.9
460,027		Home Depot, Inc.	67,545,764	1.1
827,396	@	Liberty Global PLC - Class C	28,991,956	0.5
929,700		Lowe's Cos, Inc.	76,430,637	1.3
326,325	@	O'Reilly Automotive, Inc.	88,055,538	1.4
958,345		Yum! Brands, Inc.	61,238,246	1.0
			588,929,316	9.6

		Consumer Staples: 8.8%
598,981		Altria Group, Inc.	42,779,223	0.7
711,288		British American Tobacco PLC	47,191,047	0.7
334,300		CVS Health Corp.	26,242,550	0.4
851,209		Dr Pepper Snapple Group, Inc.	83,350,385	1.4
429,268		Kraft Heinz Co.	38,981,827	0.6
1,240,679		Mondelez International, Inc.	53,448,451	0.9
465,768		PepsiCo, Inc.	52,100,808	0.8
1,199,300		Philip Morris International, Inc.	135,400,970	2.2
281,460		Tyson Foods, Inc.	17,368,897	0.3
555,977		Walgreens Boots Alliance, Inc.	46,173,890	0.8
			543,038,048	8.8

		Energy: 1.6%
1,832,100		Canadian Natural Resources Ltd.	60,074,559	1.0
787,602		Total S.A.	39,823,963	0.6
			99,898,522	1.6

		Financials: 7.1%
2,616,692		Bank of New York Mellon Corp.	123,586,363	2.0
2,153,700		Marsh & McLennan Cos., Inc.	159,136,893	2.6
182,400		PNC Financial Services Group, Inc.	21,931,776	0.4
397,049		State Street Corp.	31,609,071	0.5
1,061,000		Wells Fargo & Co.	59,055,260	1.0
284,217		Willis Towers Watson PLC	37,201,163	0.6
			432,520,526	7.1

		Health Care: 14.4%
2,361,149		Abbott Laboratories	104,858,627	1.7
412,583		Aetna, Inc.	52,624,962	0.9
262,200		Anthem, Inc.	43,362,636	0.7
526,361		Becton Dickinson & Co.	96,555,662	1.6
99,375	@	Biogen, Inc.	27,171,113	0.4
11,055	@	Bioverativ, Inc.	602,055	0.0
344,751		Cigna Corp.	50,502,574	0.8
1,110,972		Danaher Corp.	95,021,435	1.6
785,073		GlaxoSmithKline PLC	16,323,941	0.3
179,395		Humana, Inc.	36,980,485	0.6
1,510,436		PerkinElmer, Inc.	87,695,914	1.4
385,300		Perrigo Co. PLC	25,580,067	0.4
579,713		Thermo Fisher Scientific, Inc.	89,043,917	1.5
422,124		UnitedHealth Group, Inc.	69,232,557	1.1
1,601,858		Zoetis, Inc.	85,491,162	1.4
			881,047,107	14.4

		Industrials: 4.1%
140,300		Boeing Co.	24,813,458	0.4
115,000		Equifax, Inc.	15,725,100	0.3
482,708		Fortive Corp.	29,068,676	0.5
7,700		IDEX Corp.	720,027	0.0
512,542	@	IHS Markit Ltd.	21,501,137	0.3
1,467,092		Johnson Controls International plc	61,793,915	1.0
429,893		Pentair PLC	26,988,683	0.4
1,396,082		Relx PLC	27,332,651	0.5
201,684		Roper Technologies, Inc.	41,645,729	0.7
			249,589,376	4.1

		Information Technology: 10.8%
14,200	@	Alphabet, Inc. - Class A	12,038,760	0.2
143,082	@	Alphabet, Inc. - Class C	118,695,104	1.9
244,900		Apple, Inc.	35,182,334	0.6
312,900		Fidelity National Information Services, Inc.	24,913,098	0.4
1,173,830	@	Fiserv, Inc.	135,354,337	2.2
264,998		Intuit, Inc.	30,737,118	0.5
486,948		Mastercard, Inc. - Class A	54,767,042	0.9
1,867,000		Microsoft Corp.	122,960,620	2.0
1,458,800		Visa, Inc. - Class A	129,643,556	2.1
			664,291,969	10.8

		Materials: 0.3%
279,112		Ball Corp.	20,726,857	0.3

		Real Estate: 1.1%
233,800		American Tower Corp.	28,416,052	0.5
336,362	@	SBA Communications Corp.	40,487,894	0.6
			68,903,946	1.1

		Utilities: 2.4%
147,800		DTE Energy Co.	15,091,858	0.2
2,019,552		PG&E Corp.	134,017,470	2.2
			149,109,328	2.4

	Total Common Stock
	(Cost $3,107,859,544)		3,698,054,995	60.2

PREFERRED STOCK: 2.3%
		Financials: 0.6%
250,000	@,P	Charles Schwab Corp. - Series C	6,670,000	0.1
23,000	@,L,P	Charles Schwab Corp. - Series D	605,820	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
165,000	@,P	State Street Corp. - Series E	$4,329,600	0.1
90,000	@,P	State Street Corp. - Series G	2,369,700	0.0
205,000	@,L,P	US Bancorp - Series F	5,125,000	0.1
166,000	@,L,P	US Bancorp - Series G	4,757,560	0.1
11,000	@	Wells Fargo & Co.	13,640,000	0.2
			37,497,680	0.6

		Real Estate: 0.5%
304,265	@,L	American Tower Corp.	34,077,680	0.5

		Utilities: 1.2%
471,684	@	DTE Energy Co.	25,343,581	0.4
247,973	@	NextEra Energy, Inc.	12,646,623	0.2
189,375	@,P	SCE Trust I	4,779,825	0.1
29,790	@,L,P	SCE Trust II	737,303	0.0
324,305	@,P	SCE Trust III	8,821,096	0.2
540,000	@,P	SCE Trust IV	14,553,000	0.2
175,000	@,P	SCE Trust V	4,739,000	0.1
			71,620,428	1.2

	Total Preferred Stock
	(Cost $133,479,773)		143,195,788	2.3

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.0%
			Basic Materials: 0.1%
	6,130,000		Cytec Industries, Inc., 3.950%, 05/01/25	6,174,430	0.1

			Communications: 3.7%
	2,122,000	#	Altice US Finance I Corp., 5.375%, 07/15/23	2,206,880	0.0
	7,190,000		Amazon.com, Inc., 2.600%, 12/05/19	7,336,532	0.1
	9,075,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	9,368,939	0.2
	2,162,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	2,232,265	0.0
	3,546,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	3,645,731	0.1
	12,975,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	13,494,000	0.2
	7,425,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/24	7,740,562	0.1
	6,575,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	6,854,437	0.1
	4,600,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/24	4,864,500	0.1
	10,250,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 09/15/20	10,570,312	0.2
	2,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	2,806,486	0.1
	1,525,000		DISH DBS Corp., 4.250%, 04/01/18	1,554,082	0.0
	2,500,000		Lamar Media Corp., 5.875%, 02/01/22	2,589,500	0.1
	6,600,000		Level 3 Financing, Inc., 5.375%, 08/15/22	6,839,250	0.1
	5,600,000		Level 3 Financing, Inc., 5.625%, 02/01/23	5,810,000	0.1
	3,000,000	#	Netflix, Inc., 4.375%, 11/15/26	2,951,250	0.1
	510,000	#	Sirius XM Radio, Inc., 4.250%, 05/15/20	515,100	0.0
	5,250,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	5,461,362	0.1
	6,915,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	7,433,625	0.1
	9,100,000		Time Warner Cable LLC, 6.750%, 07/01/18	9,625,034	0.2
	20,225,000		T-Mobile USA, Inc., 6.542%, 04/28/20	20,654,781	0.3
	11,550,000	#	Unitymedia GmbH, 6.125%, 01/15/25	12,214,125	0.2
	24,765,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	25,845,745	0.4
EUR	8,800,000	#	UPC Holding BV, 6.375%, 09/15/22	9,882,703	0.2
	7,275,000		Verizon Communications, Inc., 2.137%, 03/16/22	7,346,339	0.1
	7,275,000		Verizon Communications, Inc., 3.125%, 03/16/22	7,307,483	0.1
	7,500,000	#	Virgin Media Finance PLC, 6.000%, 10/15/24	7,800,000	0.1
	6,200,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	6,262,000	0.1
	14,500,000	#	Ziggo Secured Finance BV, 5.500%, 01/15/27	14,534,800	0.2
				225,747,823	3.7

			Consumer, Cyclical: 3.3%
	18,165,000	#	Aramark Services, Inc., 5.000%, 04/01/25	18,755,362	0.3

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
665,000		AutoZone, Inc., 1.625%, 04/21/19	$658,657	0.0
2,895,000		AutoZone, Inc., 2.500%, 04/15/21	2,873,490	0.0
10,375,000		Cedar Fair L.P. / Canadas Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	10,647,344	0.2
4,805,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	4,949,150	0.1
3,224,026		Continental Airlines, Inc., 4.150%, 10/11/25	3,379,323	0.1
667,850		Continental Airlines, Inc., 6.250%, 10/11/21	702,077	0.0
1,333,168		Continental Airlines, Inc., 7.250%, 11/10/19	1,481,483	0.0
926,026		Delta Air Lines, 5.300%, 10/15/20	975,800	0.0
937,319		Delta Air Lines, 7.750%, 06/17/21	1,034,566	0.0
12,775,000		Dollar Tree, Inc., 5.750%, 03/01/23	13,669,250	0.2
12,600,000		Ford Motor Credit Co. LLC, 1.670%, 12/06/17	12,610,319	0.2
3,855,000		Ford Motor Credit Co. LLC, 2.145%, 01/09/18	3,865,582	0.1
5,050,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	5,069,629	0.1
10,350,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	10,411,438	0.2
3,750,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,875,276	0.1
2,200,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	2,252,250	0.0
15,325,000		L Brands, Inc., 6.625%, 04/01/21	16,797,733	0.3
3,250,000		L Brands, Inc., 7.000%, 05/01/20	3,583,125	0.1
11,735,000		L Brands, Inc., 8.500%, 06/15/19	13,143,200	0.2
870,000		McDonald's Corp., 2.100%, 12/07/18	875,505	0.0
2,380,000		Rite Aid Corp., 6.750%, 06/15/21	2,409,966	0.0
25,101,000	#	Six Flags Entertainment Corp., 5.250%, 01/15/21	25,815,123	0.4
2,699,013		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	2,945,298	0.1
319,791		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 10/22/18	321,246	0.0
493,150		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	518,424	0.0
789,706		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	855,844	0.0
2,865,423		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	2,935,425	0.0
896,519		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	936,863	0.0
4,680,000		Walgreens Boots Alliance, Inc., 1.750%, 05/30/18	4,686,809	0.1
12,850,000	L	Yum! Brands, Inc., 3.750%, 11/01/21	13,026,688	0.2
5,150,000		Yum! Brands, Inc., 3.875%, 11/01/20	5,285,188	0.1
6,260,000		Yum! Brands, Inc., 3.875%, 11/01/23	6,142,625	0.1
2,190,000		Yum! Brands, Inc., 5.300%, 09/15/19	2,318,663	0.0
3,700,000		Yum! Brands, Inc., 6.250%, 03/15/18	3,830,647	0.1
			203,639,368	3.3

		Consumer, Non-cyclical: 5.3%
5,025,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	5,034,156	0.1
6,410,000		Anheuser-Busch InBev Finance, Inc., 2.294%, 02/01/21	6,606,499	0.1
2,925,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	2,949,342	0.1
3,650,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	3,719,193	0.1
5,460,000		B&G Foods, Inc., 4.625%, 06/01/21	5,528,250	0.1
3,315,000		Becton Dickinson & Co., 2.675%, 12/15/19	3,364,039	0.1
8,050,000		Centene Corp., 4.750%, 01/15/25	8,115,446	0.1
8,282,000		Centene Corp., 4.750%, 05/15/22	8,551,165	0.1
19,569,000		Centene Corp., 5.625%, 02/15/21	20,529,838	0.3
12,725,000		Centene Corp., 6.125%, 02/15/24	13,695,281	0.2
40,941,000		DaVita, Inc., 5.750%, 08/15/22	42,527,464	0.7
3,920,000		Ecolab, Inc., 2.000%, 01/14/19	3,947,914	0.1
14,793,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	15,699,071	0.3

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
7,975,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	$8,672,812	0.1
1,297,000	#	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/21	1,410,487	0.0
4,975,000		Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	5,164,796	0.1
3,000,000		HCA, Inc., 3.750%, 03/15/19	3,075,000	0.1
6,285,000		HCA, Inc., 4.250%, 10/15/19	6,520,687	0.1
33,490,000		HCA, Inc., 6.500%, 02/15/20	36,734,511	0.6
17,100,000		HCA, Inc., 8.000%, 10/01/18	18,553,500	0.3
15,245,000	#	Hologic, Inc., 5.250%, 07/15/22	16,045,363	0.3
7,695,000	#	IHS Markit Ltd., 5.000%, 11/01/22	8,098,988	0.1
2,190,000		Johnson & Johnson, 1.125%, 11/21/17	2,187,865	0.0
2,315,000		Kroger Co., 2.000%, 01/15/19	2,320,257	0.0
7,250,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	7,248,543	0.1
4,145,000		Medtronic Global Holdings SCA, 3.350%, 04/01/27	4,179,283	0.1
4,345,000		Medtronic, Inc., 1.500%, 03/15/18	4,346,516	0.1
4,860,000		Medtronic, Inc., 2.500%, 03/15/20	4,930,144	0.1
1,640,000		PepsiCo, Inc., 1.250%, 04/30/18	1,639,287	0.0
15,000,000		Pfizer, Inc., 1.200%, 06/01/18	14,982,915	0.2
3,890,000		Philip Morris International, Inc., 1.472%, 02/21/20	3,909,683	0.1
5,820,000		Philip Morris International, Inc., 2.000%, 02/21/20	5,808,436	0.1
7,270,000		Philip Morris International, Inc., 2.625%, 02/18/22	7,266,743	0.1
4,995,000		Service Corp. International/US, 5.375%, 05/15/24	5,215,280	0.1
2,100,000		Spectrum Brands, Inc., 6.125%, 12/15/24	2,231,250	0.0
4,605,000		Spectrum Brands, Inc., 6.625%, 11/15/22	4,875,544	0.1
1,850,000		Teleflex, Inc., 4.875%, 06/01/26	1,868,500	0.0
1,025,000	#	TreeHouse Foods, Inc., 6.000%, 02/15/24	1,078,813	0.0
880,000	#	Universal Health Services, Inc., 3.750%, 08/01/19	894,300	0.0
4,525,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	4,656,678	0.1
			324,183,839	5.3

		Energy: 1.7%
1,935,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,934,983	0.0
7,812,000		Concho Resources, Inc., 5.500%, 10/01/22	8,114,715	0.1
23,250,000		Concho Resources, Inc., 5.500%, 04/01/23	24,107,925	0.4
2,250,000	#	Diamondback Energy, Inc., 4.750%, 11/01/24	2,274,525	0.0
275,000		Enbridge Energy Partners L.P., 6.500%, 04/15/18	287,500	0.0
3,745,000		EQT Corp., 6.500%, 04/01/18	3,909,832	0.1
3,645,000		EQT Corp., 8.125%, 06/01/19	4,071,275	0.1
5,450,000		Matador Resources Co., 6.875%, 04/15/23	5,722,500	0.1
6,750,000		Range Resources Corp., 4.875%, 05/15/25	6,496,875	0.1
12,700,000	#	Range Resources Corp., 5.000%, 03/15/23	12,557,125	0.2
4,975,000	#	Range Resources Corp., 5.000%, 08/15/22	4,950,125	0.1
10,335,000		Shell International Finance BV, 1.484%, 05/11/20	10,405,257	0.2
6,675,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	6,558,188	0.1
7,275,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	7,475,063	0.1
3,125,000		Targe Resources Partners, 4.125%, 11/15/19	3,191,406	0.1
			102,057,294	1.7

		Financial: 3.4%
6,135,000		American Tower Corp., 3.300%, 02/15/21	6,226,062	0.1
6,150,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	5,919,375	0.1
8,750,000		Bank of New York Mellon Corp., 4.950%, 06/20/20	9,037,105	0.1
2,800,000		CBRE Services, Inc., 5.000%, 03/15/23	2,912,969	0.1
14,832,000		Crown Castle International Corp., 4.875%, 04/15/22	15,970,756	0.3

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
24,600,000		Crown Castle International Corp., 5.250%, 01/15/23	$26,874,713	0.4
4,150,000	#	HUB International Ltd., 9.250%, 02/15/21	4,282,385	0.1
16,721,000	#	HUB International Ltd, 7.875%, 10/01/21	17,473,445	0.3
5,025,000	#	Iron Mountain, Inc., 4.375%, 06/01/21	5,175,750	0.1
11,385,000		Iron Mountain, Inc., 5.750%, 08/15/24	11,669,625	0.2
13,295,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	13,959,750	0.2
1,950,000		Iron Mountain, Inc., 6.000%, 08/15/23	2,062,125	0.0
15,110,000		JPMorgan Chase & Co., 5.300%, 12/29/49	15,695,512	0.3
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/20	2,180,666	0.0
2,690,000		Marsh & McLennan Cos, Inc., 2.750%, 01/30/22	2,707,851	0.0
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/23	1,137,069	0.0
12,605,000		PNC Financial Services Group, Inc./The, 5.000%, 12/29/49	12,573,487	0.2
175,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	185,330	0.0
17,095,000		SBA Communications Corp., 4.875%, 07/15/22	17,394,162	0.3
18,525,000	#	SBA Communications Corp., 4.875%, 09/01/24	18,336,045	0.3
6,640,000		State Street Corp., 5.250%, 12/29/49	6,972,000	0.1
4,200,000		Trinity Acquisition PLC, 4.400%, 03/15/26	4,312,413	0.1
4,935,000		US Bancorp, 5.300%, 12/31/49	5,039,869	0.1
			208,098,464	3.4

		Industrial: 0.9%
4,335,000		Amphenol Corp., 2.200%, 04/01/20	4,338,997	0.1
2,165,000		Amphenol Corp., 3.200%, 04/01/24	2,171,071	0.0
5,085,000		Burlington Northern Santa Fe LLC, 3.250%, 06/15/27	5,128,843	0.1
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	2,207,673	0.0
9,950,000		CNH Industrial Capital LLC, 3.625%, 04/15/18	10,111,687	0.2
3,525,000		CNH Industrial Capital LLC, 3.875%, 07/16/18	3,595,500	0.1
1,765,000		Harris Corp., 1.999%, 04/27/18	1,767,790	0.0
1,500,000		Lennox International, Inc., 3.000%, 11/15/23	1,476,195	0.0
1,250,000	#	Moog, Inc., 5.250%, 12/01/22	1,287,500	0.0
625,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	642,969	0.0
20,050,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	20,651,701	0.4
1,247,661		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	1,283,531	0.0
775,000		Welbilt, Inc., 9.500%, 02/15/24	897,062	0.0
1,185,000		Xylem, Inc./NY, 3.250%, 11/01/26	1,172,400	0.0
850,000		Xylem, Inc./NY, 4.875%, 10/01/21	923,653	0.0
			57,656,572	0.9

		Technology: 1.7%
6,840,000		Fiserv, Inc., 2.700%, 06/01/20	6,921,649	0.1
53,430,000		Microsoft Corp., 3.300%, 02/06/27	54,358,133	0.9
5,915,000	#	MSCI, Inc., 5.250%, 11/15/24	6,255,112	0.1
2,735,000	#	MSCI, Inc., 5.750%, 08/15/25	2,919,612	0.0
35,133,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	35,923,493	0.6
1,050,000	#	NXP BV / NXP Funding LLC, 4.125%, 06/15/20	1,093,313	0.0
			107,471,312	1.7

		Utilities: 0.9%
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/20	4,304,314	0.1
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,108,061	0.0
865,000		Dominion Resources, Inc./VA, 2.962%, 07/01/19	877,685	0.0
14,375,000		DTE Energy Co., 3.800%, 03/15/27	14,605,446	0.2
7,250,000		Edison International, 2.125%, 04/15/20	7,262,760	0.1
7,285,000		Pacific Gas & Electric Co., 3.300%, 03/15/27	7,337,416	0.1
4,000,000		Southern California Gas Co., 3.200%, 06/15/25	4,047,216	0.1
7,000,000		Southern Co/The, 1.550%, 07/01/18	6,974,933	0.1
3,210,000		Southern Co/The, 1.850%, 07/01/19	3,193,995	0.1
2,445,000		Virginia Electric & Power Co., 3.150%, 01/15/26	2,435,821	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
5,095,000	Virginia Electric & Power Co., 3.500%, 03/15/27	$5,209,836	0.1
		57,357,483	0.9

	Total Corporate Bonds/Notes
	(Cost $1,277,100,679)	1,292,386,585	21.0

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
	2,660,701	# DB Master Finance LLC 2015-1 A2I, 3.262%, 02/20/45	2,680,474	0.0
	6,283,425	# Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	6,374,756	0.1
	3,954,775	# Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	3,983,579	0.1

		Total Asset-Backed Securities
		(Cost $12,898,900)	13,038,809	0.2

BANK LOANS: 1.7%
		Communications: 0.1%
	4,414,875	Charter Communications Operating LLC Term Loan E, 2.990%, 07/01/20	4,430,641	0.1
	3,917,124	Charter Communications Operating LLC Term Loan F, 2.990%, 01/03/21	3,929,670	0.0
			8,360,311	0.1

		Consumer, Cyclical: 0.0%
	525,000	Dollar Tree, Inc. - TL B2 1L, 4.250%, 07/06/22	530,906	0.0
	670,588	Kasima LLC - Term Loan B, 3.650%, 05/17/21	676,176	0.0
			1,207,082	0.0

		Consumer, Non-cyclical: 0.8%
	14,660,000	Change Healthcare Holdings LLC - TL B 1L, 3.750%, 03/01/24	14,702,763	0.2
	9,725,000	Chobani LLC - TL B 1L, 5.250%, 10/09/23	9,834,406	0.2
	2,555,000	Chobani LLC, 5.250%, 10/09/23	2,583,744	0.0
	12,811,537	DaVita HealthCare Partners, Inc. Term Loan B, 3.732%, 06/24/21	12,977,357	0.2
	9,500,128	Jacobs Douwe Egberts Term Loan B 1L, 3.688%, 07/02/22	9,567,418	0.2
EUR	563,421	Jacobs Douwe Egberts Term Loan B 1L, 3.000%, 07/02/22	607,821	0.0
	755,000	Prestige Brands TL B4 1L, 3.732%, 01/20/24	762,707	0.0
			51,036,216	0.8

		Financial: 0.6%
	2,920,000	HUB International Ltd. - TL B 1L, 4.035%, 10/02/20	2,935,742	0.1
	32,784,334	HUB International Ltd., 4.035%, 10/02/20	32,961,074	0.5
			35,896,816	0.6

		Industrial: 0.2%
	8,525,000	Manitowoc Foodservice, Inc., 4.000%, 03/04/23	8,620,906	0.2

		Technology: 0.0%
	1,170,000	Fiserv, Inc. TL, 2.232%, 10/25/18	1,164,150	0.0

		Total Bank Loans
		(Cost $104,558,104)	106,285,481	1.7

		Total Long-Term Investments
		(Cost $4,635,897,000)	5,252,961,658	85.4

SHORT-TERM INVESTMENTS: 14.9%
		Corporate Bonds/Notes: 1.3%
	3,525,000	American Honda Finance Corp., 0.950%, 05/05/17	3,524,105	0.1
	1,795,000	Amphenol Corp., 1.550%, 09/15/17	1,795,262	0.0
	4,270,000	Becton Dickinson and Co., 1.800%, 12/15/17	4,273,950	0.1
	3,600,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,599,165	0.1
	8,925,000	Chevron Corp., 1.365%, 03/02/18	8,921,126	0.1
	9,032,000	DISH DBS Corp., 4.625%, 07/15/17	9,111,030	0.1
	3,735,000	Eli Lilly & Co., 1.250%, 03/01/18	3,731,164	0.1
	8,450,000	Ford Motor Credit Co. LLC, 1.626%, 09/08/17	8,456,253	0.1
	4,250,000	Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,250,578	0.1
	3,850,000	Ford Motor Credit Co. LLC, 6.625%, 08/15/17	3,919,577	0.1
	1,895,000	National Rural Utilities Cooperative Finance Corp., 0.950%, 04/24/17	1,894,871	0.0
	1,145,000	ONEOK Partners L.P., 2.000%, 10/01/17	1,146,462	0.0
	74,000	Synovus Financial Corp., 5.125%, 06/15/17	74,509	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Corporate Bonds/Notes (continued)
3,430,000	Time Warner Cable LLC, 5.850%, 05/01/17	$3,440,599	0.1
2,680,000	UnitedHealth Group, Inc., 1.400%, 12/15/17	2,680,316	0.0
18,565,000	Visa, Inc., 1.200%, 12/14/17	18,549,758	0.3
		79,368,725	1.3

	Securities Lending Collateralcc: 0.1%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,000,067, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 04/01/17-02/20/67)	1,000,000	0.0
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $1,000,067, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 05/11/17-12/01/51)	1,000,000	0.1
90,377	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $90,384, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $92,185, due 03/01/37-02/01/47)	90,377	0.0
1,000,000	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,000,067, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 04/19/17-02/20/67)	1,000,000	0.0
		3,090,377	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 13.5%
830,400,996	T. Rowe Price Reserve Investment Fund, 0.660%††
	(Cost $830,400,996)	830,400,996	13.5

	Total Short-Term Investments
	(Cost $912,786,040)	912,860,098	14.9

	Total Investments in Securities (Cost $5,548,683,040)	$6,165,821,756	100.3
	Liabilities in Excess of Other Assets	(20,769,675)	(0.3)
	Net Assets	$6,145,052,081	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

EUR	EU Euro

Cost for federal income tax purposes is $5,562,926,763.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$623,144,665
Gross Unrealized Depreciation	(20,249,672)

Net Unrealized Appreciation	$602,894,993

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$588,929,316	$–	$–	$588,929,316
Consumer Staples	495,847,001	47,191,047	–	543,038,048
Energy	60,074,559	39,823,963	–	99,898,522
Financials	432,520,526	–	–	432,520,526
Health Care	864,723,166	16,323,941	–	881,047,107
Industrials	222,256,725	27,332,651	–	249,589,376
Information Technology	664,291,969	–	–	664,291,969
Materials	20,726,857	–	–	20,726,857
Real Estate	68,903,946	–	–	68,903,946
Utilities	149,109,328	–	–	149,109,328
Total Common Stock	3,567,383,393	130,671,602	–	3,698,054,995
Preferred Stock	82,070,763	61,125,025	–	143,195,788
Corporate Bonds/Notes	–	1,292,386,585	–	1,292,386,585
Short-Term Investments	830,400,996	82,459,102	–	912,860,098
Asset-Backed Securities	–	13,038,809	–	13,038,809
Bank Loans	–	106,285,481	–	106,285,481
Total Investments, at fair value	$4,479,855,152	$1,685,966,604	$–	$6,165,821,756
Liabilities Table
Other Financial Instruments+
Written Options	$(55,644)	$(15,823,619)	$–	$(15,879,263)
Total Liabilities	$(55,644)	$(15,823,619)	$–	$(15,879,263)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following exchange-traded written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Mastercard, Inc. - Class A	120.00	01/19/18	94	$45,478	$(42,300)
Mastercard, Inc. - Class A	125.00	01/19/18	45	15,657	(12,825)
Mastercard, Inc. - Class A	130.00	01/19/18	3	703	(519)
				$61,838	$(55,644)

At March 31, 2017, the following over-the-counter written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
69	Citigroup Global Markets	Alphabet, Inc. - Class C	840.000	USD	01/19/18	$296,218	$(379,500)
69	Citigroup Global Markets	Alphabet, Inc. - Class C	860.000	USD	01/19/18	249,018	(310,500)
201	Citigroup Global Markets	Alphabet, Inc. - Class C	880.000	USD	01/19/18	695,889	(727,620)
332	Citigroup Global Markets	Alphabet, Inc. - Class C	900.000	USD	01/19/18	1,071,526	(939,560)
247	Citigroup Global Markets	Alphabet, Inc. - Class C	920.000	USD	01/19/18	693,232	(555,750)
74	Citigroup Global Markets	Alphabet, Inc. - Class C	920.000	USD	01/19/18	227,698	(166,500)
221	Citigroup Global Markets	Alphabet, Inc. - Class C	940.000	USD	01/19/18	532,474	(377,910)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
74	Citigroup Global Markets	Alphabet, Inc. - Class C	940.000	USD	01/19/18	$187,368	$(126,540)
184	Deutsche Bank AG	Amazon.com, Inc.	1,000.000	USD	01/19/18	876,177	(678,960)
297	Deutsche Bank AG	Amazon.com, Inc.	950.000	USD	01/19/18	1,427,571	(1,574,694)
575	Citigroup Global Markets	American Tower Corp.	115.000	USD	01/19/18	219,650	(619,850)
575	Citigroup Global Markets	American Tower Corp.	120.000	USD	01/19/18	156,400	(483,575)
221	Citigroup Global Markets	Biogen, Inc.	350.000	USD	01/19/18	243,277	(287,300)
1,403	Bank of America N.A.	Boeing Co.	175.000	USD	01/19/18	773,123	(1,757,258)
3,045	Deutsche Bank AG	CVS Health Corp.	90.000	USD	01/19/18	690,548	(255,780)
3,404	Deutsche Bank AG	Danaher Corp.	90.000	USD	01/19/18	665,980	(1,116,512)
248	Citigroup Global Markets	Fidelity National Information Services, Inc.	85.000	USD	04/21/17	34,085	(2,480)
1,234	Credit Suisse Securities (USA) LLC	PNC Financial Services Group, Inc.	135.000	USD	01/19/18	637,395	(487,430)
1,522	RBC Capital Markets	UnitedHealth Group, Inc.	180.000	USD	01/19/18	826,655	(692,510)
2,811	Citigroup Global Markets	Visa, Inc. - Class A	90.000	USD	01/19/18	1,066,752	(1,700,655)
4,257	Citigroup Global Markets	Visa, Inc. - Class A	95.000	USD	01/19/18	1,117,650	(1,621,917)
2,772	JPMorgan Chase Bank N.A.	Wells Fargo & Co.	85.000	USD	01/19/18	415,800	(91,476)
4,143	Goldman Sachs & Co.	Zoetis, Inc.	60.000	USD	01/19/18	1,004,635	(714,667)
1,345	Goldman Sachs & Co.	Zoetis, Inc.	62.500	USD	01/19/18	223,721	(154,675)
		Total Written OTC Options				$14,332,842	$(15,823,619)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$15,879,263
Total Liability Derivatives		$15,879,263

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Bank of America N.A.	Citigroup Global Markets	Credit Suisse Securities (USA) LLC	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	RBC Capital Markets	Totals
Liabilities:
Written options	$1,757,258	$8,299,657	$487,430	$3,625,946	$869,342	$91,476	$692,510	$15,823,619
Total Liabilities	$1,757,258	$8,299,657	$487,430	$3,625,946	$869,342	$91,476	$692,510	$15,823,619

Net OTC derivative instruments by counterparty, at fair value	$(1,757,258)	$(8,299,657)	$(487,430)	$(3,625,946)	$(869,342)	$(91,476)	$(692,510)	$(15,823,619)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(1,757,258)	$(8,299,657)	$(487,430)	$(3,625,946)	$(869,342)	$(91,476)	$(692,510)	$(15,823,619)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Consumer Discretionary: 8.7%
103,859		Adient plc	$7,547,434	0.7
114,500		Carnival Corp.	6,745,195	0.6
349,100		Comcast Corp. – Class A	13,122,669	1.2
348,400		Ford Motor Co.	4,055,376	0.4
160,700	L	Kohl's Corp.	6,397,467	0.6
184,779		Las Vegas Sands Corp.	10,545,337	1.0
152,800		Macy's, Inc.	4,528,992	0.4
310,100		Mattel, Inc.	7,941,661	0.8
640,800		News Corp - Class A	8,330,400	0.8
14,466		Time Warner, Inc.	1,413,473	0.1
490,200		Twenty-First Century Fox, Inc. - Class B	15,578,556	1.5
52,900		Walt Disney Co.	5,998,331	0.6
			92,204,891	8.7

		Consumer Staples: 6.3%
275,200		Archer-Daniels-Midland Co.	12,670,208	1.2
306,100	@	Avon Products, Inc.	1,346,840	0.1
268,575		Coty, Inc - Class A	4,869,265	0.5
214,032		Diageo PLC	6,128,836	0.6
13,600		Hershey Co.	1,485,800	0.1
64,200		Kellogg Co.	4,661,562	0.4
110,800		PepsiCo, Inc.	12,394,088	1.2
60,400		Philip Morris International, Inc.	6,819,160	0.7
109,000		Tyson Foods, Inc.	6,726,390	0.6
134,600		Wal-Mart Stores, Inc.	9,701,968	0.9
			66,804,117	6.3

		Energy: 10.0%
166,375		Apache Corp.	8,550,011	0.8
144,300		Canadian Natural Resources Ltd.	4,731,597	0.5
102,990		Chevron Corp.	11,058,037	1.1
34,840		EQT Corp.	2,128,724	0.2
306,424		Exxon Mobil Corp.	25,129,832	2.4
196,700		Hess Corp.	9,482,907	0.9
205,100		Occidental Petroleum Corp.	12,995,136	1.2
226,900		Royal Dutch Shell PLC - Class A ADR	11,964,437	1.1
385,300	L	Total S.A. ADR	19,426,826	1.8
			105,467,507	10.0

		Financials: 24.7%
112,900		American Express Co.	8,931,519	0.9
114,800		Ameriprise Financial, Inc.	14,887,264	1.4
205,419		Bank of America Corp.	4,845,834	0.5
189,600		Bank of New York Mellon Corp.	8,954,808	0.9
34,225		Chubb Ltd.	4,663,156	0.4
239,000		Citigroup, Inc.	14,296,980	1.4
374,900		Fifth Third Bancorp	9,522,460	0.9
414,944		JPMorgan Chase & Co.	36,448,681	3.4
442,300		Keycorp	7,864,094	0.7
325,700		Loews Corp.	15,232,989	1.4
161,900		Marsh & McLennan Cos., Inc.	11,962,791	1.1
318,000		Metlife, Inc.	16,796,760	1.6
496,600		Morgan Stanley	21,274,344	2.0
128,900		Northern Trust Corp.	11,160,162	1.1
79,300		PNC Financial Services Group, Inc.	9,535,032	0.9
1,218,932	@	Royal Bank of Scotland Group PLC	3,696,097	0.4
203,300		State Street Corp.	16,184,713	1.5
233,200		US Bancorp	12,009,800	1.1
437,600		Wells Fargo & Co.	24,356,816	2.3
41,309		Willis Towers Watson PLC	5,406,935	0.5
86,600		XL Group Ltd.	3,451,876	0.3
			261,483,111	24.7

		Health Care: 10.2%
98,864		Anthem, Inc.	16,350,128	1.5
47,200		Becton Dickinson & Co.	8,658,368	0.8
175,900		Bristol-Myers Squibb Co.	9,565,442	0.9
116,100		Gilead Sciences, Inc.	7,885,512	0.7
270,019		GlaxoSmithKline PLC	5,614,477	0.5
163,300		Johnson & Johnson	20,339,015	1.9
128,900		Medtronic PLC	10,384,184	1.0
158,100		Merck & Co., Inc.	10,045,674	1.0
577,076		Pfizer, Inc.	19,741,770	1.9
			108,584,570	10.2

		Industrials: 10.7%
123,300		Boeing Co.	21,806,838	2.1
43,800		Cummins, Inc.	6,622,560	0.6
169,900		Emerson Electric Co.	10,170,214	1.0
108,612		Flowserve Corp.	5,258,993	0.5
577,600		General Electric Co.	17,212,480	1.6
90,500		Illinois Tool Works, Inc.	11,988,535	1.1
404,691		Johnson Controls International plc	17,045,585	1.6
105,300		Pentair PLC	6,610,734	0.6
75,100		Southwest Airlines Co.	4,037,376	0.4
107,800		United Parcel Service, Inc. - Class B	11,566,940	1.1
13,600		United Technologies Corp.	1,526,056	0.1
			113,846,311	10.7

		Information Technology: 10.2%
55,700		Analog Devices, Inc.	4,564,615	0.4
33,400		Apple, Inc.	4,798,244	0.5
318,700		Applied Materials, Inc.	12,397,430	1.2
55,600		CA, Inc.	1,763,632	0.2
423,700		Cisco Systems, Inc.	14,321,060	1.3
140,300		Harris Corp.	15,611,181	1.5
330,500		Microsoft Corp.	21,766,730	2.1
281,500		Qualcomm, Inc.	16,141,210	1.5
49,900		TE Connectivity Ltd.	3,720,045	0.3
83,700		Texas Instruments, Inc.	6,742,872	0.6
77,800		Western Digital Corp.	6,420,834	0.6
			108,247,853	10.2

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 4.7%
263,600		CF Industries Holdings, Inc.	$7,736,660	0.7
223,200		Du Pont E I de Nemours & Co.	17,929,656	1.7
193,193		International Paper Co.	9,810,341	0.9
107,600		Nucor Corp.	6,425,872	0.6
66,200		Vulcan Materials Co.	7,975,776	0.8
			49,878,305	4.7

		Real Estate: 2.0%
99,400		Equity Residential	6,184,668	0.6
270,433		Rayonier, Inc.	7,664,071	0.7
227,551		Weyerhaeuser Co.	7,732,183	0.7
			21,580,922	2.0

		Telecommunication Services: 3.0%
186,810	L	CenturyLink, Inc.	4,403,112	0.4
352,609		Telefonica S.A.	3,946,881	0.4
420,658		Verizon Communications, Inc.	20,507,077	1.9
1,161,221		Vodafone Group PLC	3,026,119	0.3
			31,883,189	3.0

		Utilities: 6.1%
623,100		AES Corp.	6,966,258	0.7
131,700		Edison International	10,484,637	1.0
221,800		Exelon Corp.	7,980,364	0.8
43,637		FirstEnergy Corp.	1,388,530	0.1
479,500		NiSource, Inc.	11,407,305	1.1
215,500		PG&E Corp.	14,300,580	1.3
75,200		Southern Co.	3,743,456	0.4
177,600		Xcel Energy, Inc.	7,894,320	0.7
			64,165,450	6.1

	Total Common Stock (Cost $783,934,469)		1,024,146,226	96.6

PREFERRED STOCK: 1.1%
		Utilities: 1.1%
34,013	@	DTE Energy Co.	1,827,519	0.1
60,845	@	Great Plains Energy, Inc.	3,269,202	0.3
141,559	@	NextEra Energy, Inc.	7,219,509	0.7

	Total Preferred Stock (Cost $11,687,977)		12,316,230	1.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
	Technology: 0.2%
1,575,000	Western Digital Corp., 10.500%, 04/01/24	1,858,500	0.2

	Total Corporate Bonds/Notes (Cost $1,566,655)	1,858,500	0.2

	Total Long-Term Investments (Cost $797,189,101)	1,038,320,956	97.9

SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateralcc: 2.9%
7,256,903	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $7,257,386, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $7,402,043, due 04/01/17-02/20/67)	7,256,903	0.7
7,256,903	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $7,257,392, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,402,041, due 05/11/17-12/01/51)	7,256,903	0.7
1,527,522	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $1,527,645, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,558,072, due 03/01/37-02/01/47)	1,527,522	0.1
7,256,903	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $7,257,386, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,402,041, due 04/19/17-02/20/67)	7,256,903	0.7

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
7,256,900	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/17, 0.90%, due 04/03/17 (Repurchase Amount $7,257,437, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,402,046, due 01/15/19-02/15/46)	$7,256,900	0.7
		30,555,131	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
13,650,967	T. Rowe Price Reserve Investment Fund, 0.660%††
	(Cost $13,650,967)	13,650,967	1.3

	Total Short-Term Investments (Cost $44,206,098)	44,206,098	4.2

	Total Investments in Securities (Cost $841,395,199)	$1,082,527,054	102.1
	Liabilities in Excess of Other Assets	(22,609,119)	(2.1)
	Net Assets	$1,059,917,935	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $848,254,353.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$269,120,584
Gross Unrealized Depreciation	(34,847,883)

Net Unrealized Appreciation	$234,272,701

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$92,204,891	$–	$–	$92,204,891
Consumer Staples	60,675,281	6,128,836	–	66,804,117
Energy	105,467,507	–	–	105,467,507
Financials	257,787,014	3,696,097	–	261,483,111
Health Care	102,970,093	5,614,477	–	108,584,570
Industrials	113,846,311	–	–	113,846,311
Information Technology	108,247,853	–	–	108,247,853
Materials	49,878,305	–	–	49,878,305
Real Estate	21,580,922	–	–	21,580,922
Telecommunication Services	24,910,189	6,973,000	–	31,883,189
Utilities	64,165,450	–	–	64,165,450
Total Common Stock	1,001,733,816	22,412,410	–	1,024,146,226
Preferred Stock	12,316,230	–	–	12,316,230
Corporate Bonds/Notes	–	1,858,500	–	1,858,500
Short-Term Investments	13,650,967	30,555,131	–	44,206,098
Total Investments, at fair value	$1,027,701,013	$54,826,041	$–	$1,082,527,054

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 2.7%
206,408		Amcor Ltd.	$2,374,185	1.1
78,481		Brambles Ltd.	560,468	0.3
765,950		South32 Ltd.	1,614,747	0.7
52,652		Woodside Petroleum Ltd.	1,289,889	0.6
			5,839,289	2.7

		Austria: 0.8%
55,890		Erste Group Bank AG	1,819,889	0.8

		Belgium: 0.5%
15,918		KBC Group NV	1,055,255	0.5

		Brazil: 1.5%
191,034		BB Seguridade Participacoes SA	1,789,151	0.8
89,722		Tim Participacoes SA ADR	1,433,758	0.7
			3,222,909	1.5

		Canada: 2.5%
37,028		Alimentation Couche-Tard, Inc.	1,672,852	0.8
52,800		Canadian Natural Resources Ltd.	1,728,700	0.8
13,300		Canadian Pacific Railway Ltd.	1,953,721	0.9
			5,355,273	2.5

		China: 5.1%
22,700	@,L	58.com, Inc. ADR	803,353	0.4
14,621	@	Alibaba Group Holding Ltd. ADR	1,576,582	0.7
6,050	@	Baidu, Inc. ADR	1,043,746	0.5
671,000		China Mengniu Dairy Co., Ltd.	1,391,396	0.6
570,000		China Overseas Land & Investment Ltd.	1,629,040	0.8
27,400	@	Ctrip.com International Ltd. ADR	1,346,710	0.6
116,000		Tencent Holdings Ltd.	3,341,904	1.5
			11,132,731	5.1

		Denmark: 0.6%
52,413		GN Store Nord	1,223,589	0.6

		Finland: 1.4%
62,532		Sampo OYJ	2,967,200	1.4

		France: 5.9%
15,426		Air Liquide SA	1,761,326	0.8
33,773		BNP Paribas	2,247,400	1.0
1,206		Dassault Aviation SA	1,531,588	0.7
24,012		Sanofi	2,170,578	1.0
27,799		Schneider Electric SE	2,042,364	1.0
60,419		Total S.A.	3,055,000	1.4
			12,808,256	5.9

		Germany: 7.0%
44,779		Bayer AG	5,159,162	2.4
6,432		Beiersdorf AG	608,656	0.3
10,696		Brenntag AG	599,477	0.3
29,992		Fresenius SE & Co. KGaA	2,410,045	1.1
9,168		Linde AG	1,527,586	0.7
12,866		Merck KGaA	1,466,127	0.7
28,641	#,@	Scout24 AG	956,245	0.4
244,029		Telefonica Deutschland Holding AG	1,209,850	0.5
22,149	L	Wirecard AG	1,225,052	0.6
			15,162,200	7.0

		Hong Kong: 5.0%
580,600		AIA Group Ltd.	3,664,722	1.7
398,740		CK Hutchison Holdings Ltd.	4,909,260	2.2
36,300		Jardine Matheson Holdings Ltd.	2,331,908	1.1
			10,905,890	5.0

		India: 5.5%
63,968		Axis Bank Ltd.	483,585	0.2
36,480		Axis Bank Ltd. GDR	1,384,416	0.6
129,329		Housing Development Finance Corp.	2,992,079	1.4
93,623		Infosys Ltd.	1,475,977	0.7
840,101		NTPC Ltd.	2,147,963	1.0
417,030		Power Grid Corp. of India Ltd.	1,267,280	0.6
45,680		Tata Consultancy Services Ltd.	1,710,666	0.8
65,167		Wipro Ltd.	516,168	0.2
			11,978,134	5.5

		Indonesia: 1.5%
1,590,700		Bank Central Asia Tbk PT	1,975,091	0.9
4,778,100	@	Sarana Menara Nusantara Tbk PT	1,391,245	0.6
			3,366,336	1.5

		Italy: 0.8%
240,449		Banca Mediolanum SpA	1,759,159	0.8

		Japan: 15.4%
42,300		Air Water, Inc.	782,116	0.4
237,200		Astellas Pharma, Inc.	3,128,413	1.4
43,900		Chugai Pharmaceutical Co., Ltd.	1,511,182	0.7
31,700		Credit Saison Co., Ltd.	568,096	0.3
39,900		CyberAgent, Inc.	1,183,118	0.5
4,400		Fanuc Ltd.	905,834	0.4
39,000		Fujitsu General Ltd.	774,742	0.3
96,400		Inpex Corp.	950,598	0.4
65,100		Japan Tobacco, Inc.	2,118,846	1.0
37,400		Kansai Paint Co., Ltd.	798,166	0.4
25,900		Koito Manufacturing Co., Ltd.	1,349,868	0.6
181,800		Mitsubishi Electric Corp.	2,619,429	1.2
74,600		Nippon Telegraph & Telephone Corp.	3,189,398	1.5
37,500		Olympus Corp.	1,447,371	0.7

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
74,400		Seven & I Holdings Co., Ltd.	$2,922,703	1.3
21,300		Square Enix Holdings Co., Ltd.	604,640	0.3
212,300		Sumitomo Corp.	2,864,110	1.3
29,900		Suzuki Motor Corp.	1,241,858	0.6
58,800		Tokio Marine Holdings, Inc.	2,485,144	1.1
455,500	L	Yahoo! Japan Corp.	2,111,903	1.0
			33,557,535	15.4

		Malaysia: 0.4%
1,403,100		Astro Malaysia Holdings Bhd	868,714	0.4

		Mexico: 1.0%
247,285		Grupo Financiero Santander Mexico SAB de CV ADR	2,232,983	1.0

		Netherlands: 3.5%
61,437	@	Altice NV	1,389,632	0.6
9,539		ASML Holding NV	1,265,761	0.6
20,164		Airbus SE	1,537,747	0.7
70,210		ING Groep NV	1,060,474	0.5
23,800	@	NXP Semiconductor NV - NXPI - US	2,463,300	1.1
			7,716,914	3.5

		South Korea: 3.0%
2,264		LG Household & Health Care Ltd.	1,642,443	0.8
2,725		NAVER Corp.	2,083,706	1.0
1,477		Samsung Electronics Co., Ltd.	2,718,294	1.2
			6,444,443	3.0

		Spain: 2.2%
49,468		Amadeus IT Group SA	2,506,482	1.1
123,300		Grifols SA ADR	2,327,288	1.1
			4,833,770	2.2

		Sweden: 2.7%
37,621		Hexagon AB	1,509,909	0.7
81,272	L	Svenska Cellulosa AB SCA	2,619,096	1.2
120,683	L	Svenska Handelsbanken AB	1,653,847	0.8
			5,782,852	2.7

		Switzerland: 6.7%
64,522		GAM Holding Ltd.	795,048	0.4
50,406		Julius Baer Group Ltd.	2,518,084	1.1
73,386		Nestle S.A.	5,632,505	2.6
16,934		Novartis AG	1,257,478	0.6
17,237		Roche Holding AG	4,408,082	2.0
			14,611,197	6.7

		Taiwan: 1.8%
614,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,850,169	1.8

		Thailand: 0.5%
610,200		CP ALL PCL	1,047,441	0.5

		Turkey: 0.4%
374,867		Turkiye Garanti Bankasi A/S	914,155	0.4

		United Arab Emirates: 0.7%
75,243		DP World Ltd.	1,617,724	0.7

		United Kingdom: 13.1%
350,225		Aviva PLC	2,337,069	1.1
40,333		British American Tobacco PLC	2,675,929	1.2
57,844		Burberry Group PLC	1,248,311	0.6
221,861		Capita Group PLC	1,569,135	0.7
342,087	#,@	ConvaTec Group PLC	1,195,794	0.6
55,293		easyJet PLC	710,887	0.3
74,222		Experian PLC	1,514,218	0.7
36,488	@	Liberty Global PLC LILAC Group C	840,684	0.4
23,223	@,L	LivaNova PLC	1,138,159	0.5
1,550,131		Lloyds Banking Group Plc	1,289,212	0.6
76,827		Prudential PLC	1,622,837	0.7
25,363		Reckitt Benckiser Group PLC	2,315,426	1.1
376,422	@	Royal Bank of Scotland Group PLC	1,141,403	0.5
50,524		Shire PLC	2,943,881	1.3
133,684		Smith & Nephew PLC	2,035,441	0.9
1,165,525		Vodafone Group PLC	3,037,335	1.4
45,765		WPP PLC	1,003,124	0.5
			28,618,845	13.1

		United States: 5.7%
24,400		Colgate-Palmolive Co.	1,785,836	0.8
68,100	@	Liberty Global PLC - Class C	2,386,224	1.1
14,900		Mastercard, Inc. - Class A	1,675,803	0.8
18,900		Philip Morris International, Inc.	2,133,810	1.0
2,474	@	Priceline.com, Inc.	4,403,646	2.0
36,900		Samsonite International SA	134,423	0.0
			12,519,742	5.7

	Total Common Stock
	(Cost $190,368,024)		213,212,594	97.9

PREFERRED STOCK: 0.2%
	United States: 0.2%
9,427	@ Xiaoju Kuaizhi, Inc., Series A-17	360,367	0.2

	Total Preferred Stock
	(Cost $258,547)	360,367	0.2

	Total Long-Term Investments
	(Cost $190,626,571)	213,572,961	98.1

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc: 3.8%
348,719	BNP Paribas SA, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $348,742, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $355,693, due 11/15/18-07/20/63)	$348,719	0.2
1,999,188	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,999,321, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,039,173, due 04/01/17-02/20/67)	1,999,188	0.9
1,999,188	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $1,999,323, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,039,172, due 05/11/17-12/01/51)	1,999,188	0.9
1,999,188	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $1,999,349, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $2,039,172, due 03/01/37-02/01/47)	1,999,188	0.9
1,999,188	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,999,321, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,039,172, due 04/19/17-02/20/67)	1,999,188	0.9
		8,345,471	3.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
2,103,631	T. Rowe Price Reserve Investment Fund, 0.660%†† (Cost $2,103,631)	2,103,631	1.0

	Total Short-Term Investments (Cost $10,449,102)	10,449,102	4.8

	Total Investments in Securities (Cost $201,075,673)	$224,022,063	102.9
	Liabilities in Excess of Other Assets	(6,342,426)	(2.9)
	Net Assets	$217,679,637	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $203,097,911.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$30,645,640
Gross Unrealized Depreciation	(9,721,488)

Net Unrealized Appreciation	$20,924,152

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	18.6%
Health Care	15.6
Information Technology	14.9
Industrials	13.2
Consumer Staples	13.2
Consumer Discretionary	8.2
Telecommunication Services	4.7
Materials	4.1
Energy	3.2
Utilities	1.6
Real Estate	0.8
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(2.9)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,839,289	$–	$5,839,289
Austria	–	1,819,889	–	1,819,889
Belgium	–	1,055,255	–	1,055,255
Brazil	3,222,909	–	–	3,222,909
Canada	5,355,273	–	–	5,355,273
China	4,770,391	6,362,340	–	11,132,731
Denmark	–	1,223,589	–	1,223,589
Finland	–	2,967,200	–	2,967,200
France	–	12,808,256	–	12,808,256
Germany	–	15,162,200	–	15,162,200
Hong Kong	–	10,905,890	–	10,905,890
India	1,384,416	10,593,718	–	11,978,134
Indonesia	1,391,245	1,975,091	–	3,366,336
Italy	–	1,759,159	–	1,759,159
Japan	–	33,557,535	–	33,557,535
Malaysia	868,714	–	–	868,714
Mexico	2,232,983	–	–	2,232,983
Netherlands	2,463,300	5,253,614	–	7,716,914
South Korea	–	6,444,443	–	6,444,443
Spain	2,327,288	2,506,482	–	4,833,770
Sweden	–	5,782,852	–	5,782,852
Switzerland	–	14,611,197	–	14,611,197
Taiwan	–	3,850,169	–	3,850,169
Thailand	–	1,047,441	–	1,047,441
Turkey	–	914,155	–	914,155
United Arab Emirates	1,617,724	–	–	1,617,724
United Kingdom	4,743,772	23,875,073	–	28,618,845
United States	12,385,319	134,423	–	12,519,742
Total Common Stock	42,763,334	170,449,260	–	213,212,594
Preferred Stock	–	–	360,367	360,367
Short-Term Investments	2,103,631	8,345,471	–	10,449,102
Total Investments, at fair value	$44,866,965	$178,794,731	$360,367	$224,022,063
Other Financial Instruments+
Forward Foreign Currency Contracts	–	325	–	325
Total Assets	$44,866,965	$178,795,056	$360,367	$224,022,388
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(18,713)	$–	$(18,713)
Total Liabilities	$–	$(18,713)	$–	$(18,713)

(1)	For the period ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2017, securities valued at $4,733,336 were transferred from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

At March 31, 2017, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citibank N.A.	British Pound	891,000	Sell	04/21/17	$1,109,840	$1,116,775	$(6,935)
Goldman Sachs International	Japanese Yen	14,122,249	Sell	04/04/17	127,176	126,851	325
HSBC Bank USA N.A.	Japanese Yen	185,998,000	Sell	04/21/17	1,660,066	1,671,844	(11,778)
							$(18,388)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$325
Total Asset Derivatives		$325

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$18,713
Total Liability Derivatives		$18,713

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	Totals
Assets:
Forward foreign currency contracts	$-	$325	$-	$325
Total Assets	$-	$325	$-	$325

Liabilities:
Forward foreign currency contracts	$6,935	$-	$11,778	$18,713
Total Liabilities	$6,935	$-	$11,778	$18,713

Net OTC derivative instruments by counterparty, at fair value	$(6,935)	$325	$(11,778)	$(18,388)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(6,935)	$325	$(11,778)	$(18,388)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Canada: 1.6%
71,820		Barrick Gold Corp.	$1,363,862	0.7
14,900		Cenovus Energy, Inc.	168,624	0.1
72,100		Silver Wheaton Corp.	1,502,343	0.8
			3,034,829	1.6

		China: 4.6%
10,980	@	Baidu, Inc. ADR	1,894,270	1.0
873,000		China Life Insurance Co., Ltd.	2,670,968	1.4
88,500		China Mobile Ltd.	973,279	0.5
11,144	L	China Telecom Corp., Ltd. ADR	542,378	0.3
1,754,000		China Telecom Corp., Ltd.	856,790	0.4
2,054,100		Kunlun Energy Co. Ltd.	1,903,386	1.0
			8,841,071	4.6

		France: 6.0%
64,272		AXA S.A.	1,660,523	0.8
36,860		BNP Paribas	2,452,822	1.2
12,185		Cie Generale des Etablissements Michelin	1,480,699	0.8
170,170		Credit Agricole SA	2,300,139	1.2
25,400		Sanofi	2,296,047	1.2
29,740		Total S.A.	1,503,761	0.8
			11,693,991	6.0

		Germany: 5.7%
183,680		Deutsche Lufthansa AG	2,979,824	1.5
59,200	#,@	Innogy SE	2,231,108	1.1
18,320		Merck KGaA	2,087,630	1.1
52,760		Metro AG	1,685,824	0.9
14,940		Siemens AG	2,046,371	1.1
			11,030,757	5.7

		Hong Kong: 0.2%
398,000		Value Partners Group Ltd.	379,349	0.2

		Indonesia: 0.1%
189,900		Matahari Department Store Tbk PT	187,787	0.1

		Ireland: 0.5%
12,340		Medtronic PLC	994,111	0.5

		Israel: 2.0%
118,733		Teva Pharmaceutical Industries Ltd. ADR	3,810,142	2.0

		Italy: 1.6%
190,871		ENI S.p.A.	3,125,196	1.6

		Japan: 4.4%
239,400		Nissan Motor Co., Ltd.	2,308,387	1.2
189,000		Panasonic Corp.	2,138,953	1.1
2,700		Ryohin Keikaku Co., Ltd.	593,529	0.3
49,500		SoftBank Group Corp.	3,510,299	1.8
			8,551,168	4.4

		Netherlands: 5.1%
352,179		Aegon NV	1,793,953	0.9
28,070		Akzo Nobel NV	2,323,749	1.2
33,700		QIAGEN NV	978,283	0.5
173,310		Royal Dutch Shell PLC - Class B	4,764,182	2.5
			9,860,167	5.1

		Portugal: 1.1%
146,520		Galp Energia SGPS SA	2,222,331	1.1

		Russia: 0.9%
110,123		MMC Norilsk Nickel PJSC ADR	1,727,830	0.9

		Singapore: 2.3%
139,980		DBS Group Holdings Ltd.	1,938,989	1.0
902,000		Singapore Telecommunications Ltd.	2,527,706	1.3
			4,466,695	2.3

		South Korea: 6.6%
26,302		Hyundai Motor Co.	3,706,789	1.9
67,605		KB Financial Group, Inc.	2,962,888	1.5
3,378		Samsung Electronics Co., Ltd.	6,216,923	3.2
			12,886,600	6.6

		Spain: 0.9%
158,723		Telefonica S.A.	1,776,644	0.9

		Sweden: 2.2%
122,730	L	Getinge AB	2,151,888	1.1
321,620	L	Telefonaktiebolaget LM Ericsson	2,147,254	1.1
			4,299,142	2.2

		Switzerland: 2.7%
125,363		Credit Suisse Group AG	1,865,229	1.0
9,160		Roche Holding AG	2,342,521	1.2
64,950		UBS Group AG	1,038,200	0.5
			5,245,950	2.7

		Thailand: 1.0%
276,600		Bangkok Bank PCL	1,461,062	0.7
92,400		Bangkok Bank PCL - Foreign Reg	500,378	0.3
			1,961,440	1.0

		Turkey: 0.7%
174,872	@	Turkcell Iletisim Hizmet AS ADR	1,447,940	0.7

		United Kingdom: 10.7%
319,349		BAE Systems PLC	2,570,177	1.3
824,740		Barclays PLC	2,328,056	1.2
552,759		BP PLC	3,181,739	1.6
29,250		CRH PLC - London	1,030,159	0.5
339,910		HSBC Holdings PLC	2,776,483	1.4
157,576		Kingfisher PLC	644,736	0.3
239,574		Man Group PLC	442,598	0.2
215,161		Sky PLC	2,631,370	1.4

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
381,387	@	Standard Chartered PLC	$3,647,931	1.9
233,249	@	Tesco PLC	542,854	0.3
402,465		Vodafone Group PLC	1,048,816	0.6
			20,844,919	10.7

		United States: 34.3%
54,970		American International Group, Inc.	3,431,777	1.8
15,251		Allergan plc	3,643,769	1.9
22,320		Ally Financial, Inc.	453,765	0.2
3,350	@	Alphabet, Inc. - Class A	2,840,130	1.5
18,220		AmerisourceBergen Corp.	1,612,470	0.8
21,570		Amgen, Inc.	3,538,990	1.8
30,910		Apache Corp.	1,588,465	0.8
23,400		Apple, Inc.	3,361,644	1.7
27,060		Capital One Financial Corp.	2,345,020	1.2
19,370		Cardinal Health, Inc.	1,579,623	0.8
4,700	@	Celgene Corp.	584,821	0.3
71,590		Cisco Systems, Inc.	2,419,742	1.2
80,090		Citigroup, Inc.	4,790,984	2.5
83,120		Comcast Corp. – Class A	3,124,481	1.6
38,890		ConocoPhillips	1,939,444	1.0
33,630		Eli Lilly & Co.	2,828,619	1.5
38,690	@,L	First Solar, Inc.	1,048,499	0.5
39,750		Gilead Sciences, Inc.	2,699,820	1.4
30,470		Halliburton Co.	1,499,429	0.8
50,310		Hewlett Packard Enterprise Co.	1,192,347	0.6
30,940		JPMorgan Chase & Co.	2,717,770	1.4
44,210		Microsoft Corp.	2,911,671	1.5
91,170	@	Navistar International Corp.	2,244,605	1.2
12,094	@	Netscout Systems, Inc.	458,967	0.2
119,970		Oracle Corp.	5,351,862	2.8
45,250		SunTrust Banks, Inc.	2,502,325	1.3
13,130		Tiffany & Co.	1,251,289	0.6
67,330		Twenty-First Century Fox, Inc. - Class A	2,180,819	1.1
4,740		United Parcel Service, Inc. - Class B	508,602	0.3
			66,651,749	34.3

	Total Common Stock
	(Cost $165,277,950)		185,039,808	95.2

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.1%
		United States: 1.1%
2,123,000	#,L	Chesapeake Energy Corp., 8.000%, 12/15/22	2,231,804	1.1

	Total Corporate Bonds/Notes
	(Cost $1,992,091)		2,231,804	1.1

	Total Long-Term Investments
	(Cost $167,270,041)		187,271,612	96.3

SHORT-TERM INVESTMENTS: 6.1%
	U.S. Government Agency Obligations: 3.0%
800,000	Federal Farm Credit Discount Notes, 0.333%, 04/03/17	800,000	0.4
3,300,000	Federal Home Loan Bank Discount Notes, 0.254%, 04/03/17	3,300,000	1.7
1,600,000	Freddie Mac Discount Notes, 0.467%, 04/03/17	1,600,000	0.9
		5,700,000	3.0

	Securities Lending Collateralcc: 3.1%
303,661	BNP Paribas SA, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $303,681, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $309,734, due 11/15/18-07/20/63)	303,661	0.2
1,443,015	Cantor Fitzgerald, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,443,111, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,471,876, due 04/01/17-02/20/67)	1,443,015	0.7
1,443,015	Daiwa Capital Markets, Repurchase Agreement dated 03/31/17, 0.82%, due 04/03/17 (Repurchase Amount $1,443,112, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,471,875, due 05/11/17-12/01/51)	1,443,015	0.7

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
1,443,015	Jefferies LLC, Repurchase Agreement dated 03/31/17, 0.98%, due 04/03/17 (Repurchase Amount $1,443,131, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,471,875, due 03/01/37-02/01/47)	$1,443,015	0.8
1,443,015	Nomura Securities, Repurchase Agreement dated 03/31/17, 0.81%, due 04/03/17 (Repurchase Amount $1,443,111, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,471,875, due 04/19/17-02/20/67)	1,443,015	0.7
		6,075,721	3.1

	Total Short-Term Investments
	(Cost $11,775,568)	11,775,721	6.1

	Total Investments in Securities (Cost $179,045,609)	$199,047,333	102.4
	Liabilities in Excess of Other Assets	(4,585,628)	(2.4)
	Net Assets	$194,461,705	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2017.

Cost for federal income tax purposes is $179,823,404.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,981,946
Gross Unrealized Depreciation	(14,758,017)

Net Unrealized Appreciation	$19,223,929

Sector Diversification	Percentage of Net Assets
Financials	23.8%
Health Care	16.1
Information Technology	15.3
Energy	12.4
Consumer Discretionary	10.4
Telecommunication Services	6.5
Industrials	5.4
Materials	4.1
Consumer Staples	1.2
Utilities	1.1
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(2.4)
Net Assets	100.0%

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2017
Asset Table
Investments, at fair value
Common Stock
Canada	$3,034,829	$–	$–	$3,034,829
China	2,436,648	6,404,423	–	8,841,071
France	–	11,693,991	–	11,693,991
Germany	–	11,030,757	–	11,030,757
Hong Kong	–	379,349	–	379,349
Indonesia	–	187,787	–	187,787
Ireland	994,111	–	–	994,111
Israel	3,810,142	–	–	3,810,142
Italy	–	3,125,196	–	3,125,196
Japan	–	8,551,168	–	8,551,168
Netherlands	–	9,860,167	–	9,860,167
Portugal	–	2,222,331	–	2,222,331
Russia	1,727,830	–	–	1,727,830
Singapore	–	4,466,695	–	4,466,695
South Korea	–	12,886,600	–	12,886,600
Spain	–	1,776,644	–	1,776,644
Sweden	–	4,299,142	–	4,299,142
Switzerland	–	5,245,950	–	5,245,950
Thailand	–	1,961,440	–	1,961,440
Turkey	1,447,940	–	–	1,447,940
United Kingdom	–	20,844,919	–	20,844,919
United States	66,651,749	–	–	66,651,749
Total Common Stock	80,103,249	104,936,559	–	185,039,808
Corporate Bonds/Notes	–	2,231,804	–	2,231,804
Short-Term Investments	–	11,775,721	–	11,775,721
Total Investments, at fair value	$80,103,249	$118,944,084	$–	$199,047,333
Other Financial Instruments+
Forward Foreign Currency Contracts	–	714	–	714
Total Assets	$80,103,249	$118,944,798	$–	$199,048,047
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,247)	$–	$(1,247)
Total Liabilities	$–	$(1,247)	$–	$(1,247)

(1)	For the period ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2017, securities valued at $2,057,087 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2017, the following forward foreign currency contracts were outstanding for VY® Templeton Global Growth Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citibank N.A.	Japanese Yen	39,948,358	Sell	04/03/17	$359,542	$358,828	$714

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	Japanese Yen	33,952,152	Sell	04/04/17	$303,722	$304,969	$(1,247)
							$(533)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$714
Total Asset Derivatives		$714

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,247
Total Liability Derivatives		$1,247

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2017:

	Citibank N.A.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$714	$-	$714
Total Assets	$714	$-	$714

Liabilities:
Forward foreign currency contracts	$-	$1,247	$1,247
Total Liabilities	$-	$1,247	$1,247

Net OTC derivative instruments by counterparty, at fair value	$714	$(1,247)	$(533)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$714	$(1,247)	$(533)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 26, 2017